UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2009 – November 30, 2009

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2009

SSgA Life SolutionsSM Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 36.9%
SPDR Barclays Capital Aggregate Bond ETF	122,858	6,975
SPDR Barclays Capital TIPS ETF	1,190	62
SSgA Bond Market Fund	351,304	3,004
SSgA High Yield Bond Fund	9,714	73
		10,114
Domestic Equities - 51.1%
SSgA Core Edge Equity Fund	638,686	5,071
SSgA Enhanced Small Cap Fund	36,311	273
SSgA S&P 500 Index Fund	462,752	8,362
SSgA Small Cap Fund	17,654	273
		13,979
International Equities - 12.0%
SSgA Emerging Markets Fund	29,972	554
SSgA International Stock Selection Fund	287,324	2,741
		3,295
Short-Term Investments - 0.1%
SSgA Money Market Fund	22,609	23
Total Investments - 100.1%
(identified cost $24,614)		27,411
Other Assets and Liabilities, Net - (0.1%)		(18)
Net Assets - 100.0%		27,393

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.3%
Bonds - 17.1%
SPDR Barclays Capital Aggregate Bond ETF	12,195	692
SPDR Barclays Capital TIPS ETF	220	12
SSgA Bond Market Fund	33,979	291
SSgA High Yield Bond Fund	2,118	16
		1,011
Domestic Equities - 66.1%
SSgA Core Edge Equity Fund	187,385	1,488
SSgA Enhanced Small Cap Fund	11,791	89
SSgA S&P 500 Index Fund	123,304	2,228
SSgA Small Cap Fund	5,728	88
		3,893
International Equities - 17.0%
SSgA Emerging Markets Fund	6,518	120
SSgA International Stock Selection Fund	92,336	881
		1,001
Short-Term Investments - 0.1%
SSgA Money Market Fund	7,407	7
Total Investments - 100.3%
(identified cost $5,128)		5,912
Other Assets and Liabilities, Net - (0.3%)		(18)
Net Assets - 100.0%		5,894

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.5%
Bonds - 58.0%
SPDR Barclays Capital Aggregate Bond ETF	26,486	1,504
SPDR Barclays Capital TIPS ETF	190	10
SSgA Bond Market Fund	70,834	606
SSgA High Yield Bond Fund	1,268	9
		2,129
Domestic Equities - 35.5%
SSgA Core Edge Equity Fund	55,893	444
SSgA Enhanced Small Cap Fund	1,187	9
SSgA S&P 500 Index Fund	46,590	842
SSgA Small Cap Fund	596	9
		1,304
International Equities - 6.9%
SSgA Emerging Markets Fund	3,932	72
SSgA International Stock Selection Fund	19,060	182
		254
Short-Term Investments - 0.1%
SSgA Money Market Fund	3,944	4
Total Investments - 100.5%
(identified cost $3,249)		3,691
Other Assets and Liabilities, Net - (0.5%)		(19)
Net Assets - 100.0%		3,672

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009 . This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a "Fund" and collectively referred to as the "Funds." Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds." The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equitites*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA Emerging Markets
SSgA Internationsl Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond
Short-Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds (as of November 30, 2009)

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

SSgA Core Edge Equity Fund

To achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the Advisor, have underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the Advisor, have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in smaller capitalization equity securities.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the NAV per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009, were level one for all funds.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$26,252,358	$5,751,168	$3,593,936
Gross Tax Unrealized Appreciation	1,370,099	198,786	97,129
Gross Tax Unrealized Depreciation	(211,846)	(37,775)	—
Net Tax Unrealized Appreciation (Depreciation)	$1,158,253	$161,011	$97,129

Derivatives

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective March 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of the Funds financial position. Management has reviewed FAS 161 and concludes that adoption had no material effect on the Funds Financial Statements.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2009, $33,960 of the Central Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
10

LSQR-11/09

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2009

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 6.2%
Aspen Funding Corp.(l)	125,000	0.260	12/08/09	124,994
Gemini Securities Corp.(l)	100,000	0.230	01/28/10	99,963
Solitaire Funding LLC(l)	140,000	0.300	02/17/10	139,909
Straight-A Funding LLC(l)	146,191	0.200	02/01/10	146,141
Straight-A Funding LLC(l)	75,000	0.200	02/12/10	74,970
Total Asset-Backed Commercial Paper (amortized cost $585,977)				585,977
Corporate Bonds and Notes - 4.5%
Bank of America Corp.	200,000	0.400	03/19/10	200,000
Bank of America Corp. (next reset date 01/22/10)(Ê)(l)	32,000	0.657	12/22/10	20,000
Commonwealth Bank of Australia (next reset date 01/27/10)(Ê)(l)	24,000	0.282	12/27/10	24,000
Procter & Gamble International Funding SCA (next reset date 02/08/10)(Ê)	20,000	0.285	05/07/10	34,000
Rabobank Nederland NV (next reset date 02/16/10)(Ê)(l)	80,000	0.273	12/16/10	80,000
Svenska Handelsbanken AB (next reset date 02/09/10)(Ê)(l)	26,000	0.305	12/03/10	26,000
Westpac Banking Corp. (next reset date 01/28/10)(Ê)	27,000	0.281	12/28/10	41,000
Total Corporate Bonds and Notes (amortized cost $425,000)				425,000
Domestic Certificates of Deposit - 0.6%
Bank of America Corp. (next reset date 01/28/10)(Ê)	34,000	0.400	02/10/10	27,000
Bank of America Corp. (next reset date 01/22/10)(Ê)	41,000	0.480	03/10/10	32,000
Total Domestic Certificates of Deposit (amortized cost $59,000)				59,000
Domestic Commercial Paper - 3.5%
General Electric Capital Corp.	200,000	0.230	12/29/09	119,969
General Electric Capital Corp.	70,000	0.220	01/20/10	49,989
JPMorgan Chase & Co.(Ê)	67,000	0.140	01/07/10	25,000
JPMorgan Chase Funding, Inc.(l)	100,000	0.230	12/01/09	66,990
JPMorgan Chase Funding, Inc.(l)	100,000	0.290	04/06/10	64,970
Total Domestic Commercial Paper (amortized cost $326,918)				326,918
Eurodollar Certificates of Deposit - 14.2%
Australia & New Zealand Banking Group, Ltd. (next reset date 12/23/09)(Ê)	50,000	0.210	01/11/10	82,985
Australia & New Zealand Banking Group, Ltd.	50,000	0.245	02/04/10	99,954
Commonwealth Bank of Australia	125,000	0.210	01/26/10	149,995
ING Bank N.V.	75,000	0.570	03/03/10	116,979
ING Bank N.V.	100,000	0.530	04/01/10	139,890
ING Bank N.V.	200,000	0.450	04/12/10	299,732
ING Bank N.V.	75,000	0.420	04/19/10	100,000
National Australia Bank, Ltd.	50,000	0.225	01/11/10	99,899
National Australia Bank, Ltd.	200,000	0.213	02/10/10	50,000
National Australia Bank, Ltd.	150,000	0.403	02/22/10	199,944
Total Eurodollar Certificates of Deposit (amortized cost $1,339,378)				1,339,378

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 10.9%
Australia & New Zealand Banking Group, Ltd.(l)	25,000	0.287	11/23/10	50,000
Banco Bilbao Vizcaya Argentaria SA(l)	300,000	0.300	03/18/10	200,001
Banco Bilbao Vizcaya Argentaria SA(l)	140,000	0.240	03/29/10	125,001
CBA Del Finance, Inc.	65,000	0.200	02/22/10	75,000
DnB Nor Bank ASA(l)	150,000	0.640	12/03/09	150,001
DnB Nor Bank ASA(l)	100,000	0.215	02/16/10	100,000
Svenska Handelsbanken AB	200,000	0.205	01/19/10	200,000
Westpac Banking Corp.(l)	50,000	0.200	01/07/10	75,000
Westpac Banking Corp.(l)	50,000	0.200	01/08/10	50,000
Total Foreign Commercial Paper (amortized cost $1,025,003)				1,025,003
United States Government Agencies - 2.8%
Federal National Mortgage Association (next reset date 01/13/10)(Ê)	200,000	0.174	07/13/10	200,000
Freddie Mac (next reset date 01/11/10)(Ê)	65,000	0.084	11/10/10	65,000
Total United States Government Agencies (amortized cost $265,000)				265,000
Yankee Certificates of Deposit - 39.0%
Banco Bilbao Vizcaya Argentaria SA	50,000	0.275	02/26/10	50,000
Bank of Nova Scotia	50,000	0.210	01/07/10	50,000
Bank of Nova Scotia	100,000	0.210	01/11/10	100,000
Bank of Nova Scotia	100,000	0.330	03/23/10	100,000
Bank of Nova Scotia (next reset date 02/16/10)(Ê)	30,000	0.273	08/16/10	30,000
Barclays Bank PLC (next reset date 12/14/09)(Ê)	100,000	0.589	02/12/10	100,000
Barclays Bank PLC (next reset date 12/22/09)(Ê)	100,000	0.587	02/22/10	100,000
Barclays Bank PLC (next reset date 12/14/09)(Ê)	200,000	0.613	08/12/10	200,000
BNP Paribas	100,000	0.295	12/01/09	100,000
BNP Paribas	200,000	0.240	02/05/10	200,000
BNP Paribas	100,000	0.430	02/12/10	100,000
Calyon NY	150,000	0.545	03/01/10	150,000
Calyon NY	200,000	0.250	03/18/10	200,000
Calyon NY	100,000	0.250	03/29/10	100,000
Deutsche Bank AG	175,000	0.200	01/25/10	175,000
DnB Nor Bank ASA	70,000	0.220	01/29/10	70,000
Lloyds Bank PLC	250,000	0.700	01/19/10	250,000
Lloyds Bank PLC	100,000	0.515	02/23/10	100,000
Lloyds Bank PLC	75,000	0.570	04/01/10	75,000
Nordea Bank Finland PLC	100,000	0.230	12/18/09	100,000
Rabobank Nederland NV	250,000	0.240	03/16/10	250,000
Rabobank Nederland NV	100,000	0.300	05/10/10	100,000
Royal Bank of Scotland PLC	100,000	0.700	12/21/09	100,000
Royal Bank of Scotland PLC	150,000	0.920	12/28/09	150,000
Royal Bank of Scotland PLC	100,000	0.510	03/22/10	100,000
Societe Generale	250,000	0.400	12/23/09	250,000
Societe Generale	100,000	0.350	03/24/10	100,000
Societe Generale	75,000	0.330	04/08/10	75,000
Toronto Dominion Bank	95,000	0.500	12/18/09	95,000

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Toronto Dominion Bank	55,000	0.300	02/18/10	55,000
Toronto Dominion Bank	35,000	0.350	03/01/10	35,000
Toronto Dominion Bank (next reset date 12/07/09)(Ê)	16,000	0.242	11/05/10	16,000
Total Yankee Certificates of Deposits (amortized cost $3,676,000)				3,676,000
Total Investments - 81.7% (amortized cost $7,702,276)				7,702,276
Repurchase Agreements - 18.3%

Agreement with Bank of America and The Bank of New York Mellon Corp. (Tri-Party) of $126,049 dated November 30, 2009, at 0.170% to be repurchased at $126,050 on December 1, 2009, collateralized by: $221,540 par United States Government Agency Mortgage Obligations, valued at $128,570	126,049
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of 300,000 dated November 30, 2009, at 0.160% to be repurchased at $300,001 on December 1, 2009, collateralized by: $293,960 par United States Government Agency Obligations, valued at $306,004	300,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated November 30, 2009, at 0.170% to be repurchased at $300,001 on December 1, 2009, collateralized by: $580,409 par United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2009, at 0.170% to be repurchased at $100,000 on December 1, 2009, collateralized by: $143,438 par United States Government Agency Mortgage Obligations, valued at $102,000	100,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated November 30, 2009, at 0.170% to be repurchased at $300,001 on December 1, 2009, collateralized by: $302,814 par United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $300,000 dated November 30, 2009, at 0.170% to be repurchased at $300,001 on December 1, 2009, collateralized by: $294,081 par United States Government Agency Mortgage Obligations, valued at $306,001	300,000

Money Market Fund
5

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $300,000 dated November 30, 2009, at 0.170% to be repurchased at $300,001 on December 1, 2009, collateralized by: $423,630 par various United States Government Agency Mortgage Obligations, valued at $306,002	300,000
Total Repurchase Agreements - 100.0% (identified cost $1,726,049)	1,726,049
Total Investments and Repurchase Agreements - 100.0% (cost $9,428,325)(†)	9,428,325
Other Assets and Liabilities, Net - 0.0%	1,072
Net Assets - 100.0%	9,429,397

See accompanying notes which are an integral part of the schedules of investments.
6

SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 90.5%
Fannie Mae Discount Notes	107,449	0.290	01/27/10	107,400
Federal Home Loan Bank	46,000	0.350	12/28/09	45,988
Federal Home Loan Bank	36,000	0.350	12/30/09	35,990
Federal Home Loan Bank	105,000	0.035	01/04/10	104,997
Federal Home Loan Bank	55,000	0.100	01/06/10	54,995
Federal Home Loan Bank	75,000	0.085	01/08/10	74,993
Federal Home Loan Bank (next reset date 12/09/09) (Ê)	55,000	0.242	01/08/10	55,000
Federal Home Loan Bank	38,000	0.060	01/20/10	37,997
Federal Home Loan Bank	100,000	0.310	01/20/10	99,957
Federal Home Loan Bank	50,000	0.320	01/20/10	49,978
Federal Home Loan Bank	46,937	0.060	02/02/10	46,932
Federal Home Loan Bank	150,000	0.100	02/03/10	149,973
Federal Home Loan Bank	110,000	0.050	02/05/10	109,990
Federal Home Loan Bank	300,000	0.100	02/10/10	299,941
Federal Home Loan Bank	75,000	0.390	02/10/10	74,942
Federal Home Loan Bank (next reset date 01/30/10) (Ê)	200,000	0.091	10/29/10	200,000
Federal Home Loan Bank (next reset date 12/26/09) (Ê)	100,000	0.164	11/26/10	100,000
Federal Home Loan Discount Note	25,000	0.235	03/12/10	24,984
Federal Home Loan Mortgage Corp.	38,000	0.350	12/28/09	37,990
Federal Home Loan Mortgage Corp.	100,000	0.360	12/29/09	99,972
Federal Home Loan Mortgage Corp.	69,000	0.370	12/31/09	68,979
Federal Home Loan Mortgage Corp.	13,000	0.380	12/31/09	12,996
Federal Home Loan Mortgage Corp.	125,000	0.340	01/06/10	124,958
Federal Home Loan Mortgage Corp. (next reset date 12/01/09) (Ê)	150,000	0.570	01/08/10	150,000
Federal Home Loan Mortgage Corp.	105,296	0.290	01/25/10	105,249
Federal Home Loan Mortgage Corp.	80,000	0.115	01/27/10	79,985
Federal Home Loan Mortgage Corp.	24,700	0.380	02/04/10	24,683
Federal Home Loan Mortgage Corp.	209,449	0.195	02/23/10	209,354
Federal Home Loan Mortgage Corp.	44,255	0.205	03/15/10	44,229
Federal Home Loan Mortgage Corp.	30,000	0.240	03/22/10	29,978
Federal Home Loan Mortgage Corp.	60,000	0.245	03/23/10	59,954
Federal National Mortgage Association (next reset date 01/13/10) (Ê)	50,000	0.174	07/13/10	50,000
Federal National Mortgage Association Discount Notes	45,000	0.380	12/21/09	44,991
Federal National Mortgage Association Discount Notes	102,000	0.380	12/28/09	101,970
Federal National Mortgage Association Discount Notes	49,750	0.380	12/29/09	49,735
Federal National Mortgage Association Discount Notes	66,000	0.395	12/31/09	65,978
Federal National Mortgage Association Discount Notes	175,000	0.080	01/11/10	174,984
Federal National Mortgage Association Discount Notes	100,000	0.400	02/16/10	99,914
Federal National Mortgage Association Discount Notes	125,000	0.390	02/22/10	124,887
Federal National Mortgage Association Discount Notes	260,000	0.205	03/17/10	259,843
Freddie Mac (next reset date 01/11/10) (Ê)	50,000	0.084	11/10/10	50,000
Total United States Government Agencies (amortized cost 3,744,686)				3,744,686
Total Investments - 90.5% (amortized cost 3,744,686 )				3,744,686

US Government Money Market Fund
7

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 9.5%
Agreement with Citigroup Global Markets, Inc. and JP Morgan Chase & Co. (Tri-Party) of $80,000 dated November 30, 2009, at 0.160% to be repurchased at $80,000 on December 1, 2009, collateralized by: $81,245 par United States Government Agency Obligations, valued at $81,601	80,000
Agreement with Credit Suisse Securities, LLC and The Bank of New York Mellon Corp. (Tri-Party) of $80,000 dated November 30, 2009, at 0.160% to be repurchased at $80,000 on December 1, 2009, collateralized by: $80,490 par United States Government Agency Obligations, valued at $81,605	80,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $50,091 dated November 30, 2009, at 0.160% to be repurchased at $50,091 on December 1, 2009, collateralized by: $49,754 par United States Government Agency Obligations, valued at $51,093	50,091
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $80,000 dated November 30, 2009, at 0.160% to be repurchased at $80,000 on December 1, 2009, collateralized by: $80,404 par United States Government Agency Obligations, valued at $81,600	80,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party) of $25,000 dated November 30, 2009, at 0.160% to be repurchased at $25,000 on December 1, 2009, collateralized by: $25,505 par United States Government Agency Obligations, valued at $25,505	25,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $80,000 dated November 30, 2009, at 0.160% to be repurchased at $80,000 on December 1, 2009, collateralized by: $78,044 par United States Government Agency Obligations, valued at $81,604	80,000
Total Repurchase Agreements (identified cost $395,091)	395,091
Total Investments and Repurchase Agreements - 100.0% (cost $4,139,777)(†)	4,139,777
Other Assets and Liabilities, Net - (0.0%)	(627)
Net Assets - 100.0%	4,139,150

See accompanying notes which are an integral part of the schedules of investments.
8

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 87.8%
Arizona - 6.8%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	0.210	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.350	12/01/22	2,400
				7,400
California - 10.6%
City of Pasadena California Certificate Of Participation, weekly demand (Ê)(µ)	3,000	0.220	02/01/35	3,000
Oakland-Alameda County Coliseum Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	0.260	02/01/25	2,700
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	5,970	0.320	07/01/21	5,970
				11,670
Colorado - 7.2%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	2,000	0.270	11/01/23	2,000
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,490	0.260	11/01/21	1,490
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.310	10/01/30	725
Southern Ute Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	0.200	11/01/31	3,700
				7,915
Connecticut - 1.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,075	0.250	07/01/40	2,075
Florida - 2.2%
Miami-Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	0.270	01/01/16	2,410
Georgia - 1.1%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,190	0.340	02/01/19	1,190
Idaho - 3.2%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	0.350	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	0.350	07/01/33	2,000
				3,500
Illinois - 5.7%
City of Chicago Illinois Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.290	01/01/35	2,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	0.300	08/01/15	1,100
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	0.750	04/01/41	3,150
				6,250
Maryland - 4.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.230	04/01/35	4,000
Maryland State Stadium Authority Lease Revenue Revenue Bonds, weekly demand (Ê)	1,300	0.260	12/15/14	1,300
				5,300

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Michigan - 5.4%
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	0.300	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.400	06/01/30	2,000
Michigan State University Revenue Bonds, weekly demand (Ê)	2,900	0.250	08/15/30	2,900
				5,895
Minnesota - 0.9%
City of Rochester Minnesota Revenue Bonds, weekly demand (Ê)	1,000	0.250	08/15/32	1,000
New Jersey - 2.3%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,565	0.200	04/01/13	2,565
New York - 8.2%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.300	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,020	0.200	08/01/20	1,020
Metropolitan Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	0.230	11/01/34	1,900
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.230	11/01/22	2,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.270	11/15/22	60
Suffolk County Water Authority Revenue Bonds, weekly demand (Ê)	2,000	0.200	01/15/13	2,000
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	1,030	0.230	01/01/19	1,030
				9,010
North Carolina - 1.8%
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	2,000	0.200	05/01/21	2,000
Ohio - 1.3%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,400	0.200	12/01/26	1,400
Pennsylvania - 1.8%
Chester County Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	915	0.340	10/01/30	915
Northampton County General Purpose Authority Revenue Bonds, weekly demand (Ê)	1,000	0.200	10/15/19	1,000
				1,915
Rhode Island - 2.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,120	0.230	06/01/35	3,120
Tennessee - 3.5%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.260	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.340	01/01/30	3,095
				3,845
Texas - 1.3%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.230	12/01/14	1,400

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Utah - 4.3%
County of Weber Utah Revenue Bonds, weekly demand (Ê)	3,000	0.250	02/15/32	3,000
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.450	08/01/31	1,750
				4,750
Virginia - 8.0%
Clarke County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,725	0.300	01/01/30	3,725
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,500	0.270	12/01/33	3,500
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	0.280	06/15/26	1,500
				8,725
Wisconsin - 2.7%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.360	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (amortized cost $96,335)				96,335
Other Short-Term Investments - 12.2%
AIM Tax Free Cash Reserve Money Market Fund	13,374,000			13,374
Total Other Short-Term Investments (cost $13,374)				13,374
Total Investments - 100.0% (amortized cost $109,709)				109,709
Other Assets and Liabilities, Net - 0.0%				4
Net Assets - 100%				109,713

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Quality Ratings as a % of Value

AAA	100%

Economic Sector Emphasis as a % of Value

Housing Revenue	19%
Other Revenue	17
General Obligation	14
Healthcare Revenue	13
Education Revenue	11
Utility Revenue	7
Transportation Revenue	5
Water and Sewer	5
Public Agency	4
Electricity & Power Revenue	2
Airport Revenue	2
Industrial Revenue/Pollution Control Revenue	1
100%

See accompanying notes which are an integral part of the schedules of investments.
12

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2009 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

Notes to Schedules of Investments
13

SSgA
Money Market Funds

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009 . This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No.157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•   Level 1 — unadjusted quoted prices in active markets for identical investments

•   Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009, were level two for all Funds.

Notes to Quarterly Report
14

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — November 30, 2009 (Unaudited)

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of November 30, 2009, $33,960 represents the investments of other SSgA Funds not presented herein. The Funds covered by this report did not invest in the Central Fund as of November 30, 2009.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2009 , there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report
15

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
16

MMQR-11/09

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2009

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 89.1%
United States Treasury Bills	400,000	0.098	12/24/09	399,975
United States Treasury Bills	262,500	0.065	01/07/10	262,482
United States Treasury Bills	37,500	0.070	01/07/10	37,497
United States Treasury Bills	250,000	0.080	01/07/10	249,979
United States Treasury Bills	300,000	0.070	01/14/10	299,974
United States Treasury Bills	300,000	0.080	01/21/10	299,966
United States Treasury Bills	300,000	0.075	01/28/10	299,964
United States Treasury Bills	200,000	0.015	02/04/10	199,995
United States Treasury Bills	300,000	0.060	02/04/10	299,968
United States Treasury Bills	300,000	0.165	02/04/10	299,911
United States Treasury Bills	125,000	0.180	02/04/10	124,959
United States Treasury Bills	150,000	0.025	02/11/10	149,993
United States Treasury Bills	200,000	0.062	02/11/10	199,975
United States Treasury Bills	200,000	0.070	02/11/10	199,972
United States Treasury Bills	500,000	0.080	02/11/10	499,920
United States Treasury Bills	300,000	0.070	02/18/10	299,954
Total United States Treasury (amortized cost $4,124,484)				4,124,484
Total Investments - 89.1% (amortized cost $4,124,484)				4,124,484

Repurchase Agreements - 10.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2009 at 0.150% to be repurchased at $100,000 on December 1,2009, collateralized by: $102,139 par United States Treasury Obligations, valued at $102,000	100,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2009, at 0.150% to be repurchased at $100,000 on December 1, 2009, collateralized by: $89,096 par United States Treasury Obligations, valued at $102,000	100,000
Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $54,702 dated November 30, 2009, at 0.150% to be repurchased at $54,702 on December 1, 2009, collateralized by: $40,469 par United States Treasury Obligations, valued at $55,802	54,702
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2009, at 0.150% to be repurchased at $100,000 on December 1, 2009, collateralized by: $74,259 par United States Treasury Obligations, valued at $102,000	100,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated November 30, 2009, at 0.150% to be repurchased at $50,000 on December 1, 2009, collateralized by: $34,419 par United States Treasury Obligations, valued at $51,001	50,000
Agreement with UBS Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2009, at 0.150% to be repurchased at $100,000 on December 1, 2009, collateralized by: $112,775 par United States Treasury Obligations, valued at $102,002	100,000
Total Repurchase Agreements (identified cost $504,702)	504,702

US Treasury Money Market Fund
3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Total Investments and Repurchase Agreements - 100.0% (cost $4,629,186) (†)	4,629,186
Other Assets and Liabilities, Net - (0.0%)	(532)
Net Assets - 100.0%	4,628,654

See accompanying notes which are an integral part of the schedule of investments.

US Treasury Money Market Fund
4

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 7.6%
Alpine Securitization Corp.(l)	80,000	0.190	01/13/10	79,982
Aspen Funding Corp.(l)	50,000	0.260	12/02/09	50,000
Aspen Funding Corp.(l)	100,000	0.250	12/22/09	99,985
Aspen Funding Corp.(l)	75,000	0.200	01/19/10	74,979
Gemini Securitization Corp.(l)	175,000	0.250	01/05/10	174,957
Solitaire Funding LLC(l)	200,000	0.310	12/08/09	199,988
Solitaire Funding LLC(l)	120,000	0.310	01/06/10	119,963
Solitaire Funding LLC(l)	130,000	0.310	01/20/10	129,944
Solitaire Funding LLC(l)	245,000	0.310	01/27/10	244,880
Straight-A Funding LLC(l)	100,000	0.200	02/10/10	99,961
Straight-A Funding LLC(l)	160,000	0.180	02/19/10	159,936
Total Asset-Backed Commercial Paper (amortized cost $1,434,575)				1,434,575
Corporate Bonds and Notes - 3.1%
Bank of America Corp.(l)	250,000	0.400	03/19/10	250,000
Bank of America Corp. (next reset date 01/22/10) (Ê)	63,000	0.657	12/22/10	63,000
Commonwealth Bank of Australia (next reset date 01/27/10) (Ê)(l)	49,000	0.282	12/27/10	49,000
Procter & Gamble International Funding SCA (next reset date 02/08/10) (Ê)	30,000	0.285	05/07/10	30,000
Rabobank Nederland NV (next reset date 02/16/10) (Ê)(l)	107,000	0.273	12/16/10	107,000
Svenska Handelsbanken AB (next reset date 02/09/10) (Ê)(l)	35,000	0.305	12/03/10	35,000
Westpac Banking Corp. (next reset date 01/28/10) (Ê)	55,000	0.281	12/28/10	55,000
Total Corporate Bonds and Notes (amortized cost $589,000)				589,000
Domestic Certificates of Deposit - 3.0%
Bank of America Corp.	200,000	0.660	12/01/09	200,000
Bank of America Corp.	75,000	0.650	01/14/10	75,000
Bank of America Corp.	200,000	0.500	01/25/10	200,000
Bank of America Corp.	46,000	0.400	02/10/10	46,000
Bank of America Corp.	54,000	0.480	03/10/10	54,000
Total Domestic Certificates of Deposit (amortized cost $575,000)				575,000
Domestic Commercial Paper - 6.3%
General Electric Capital Corp.	200,000	0.230	12/29/09	199,964
General Electric Capital Corp.	100,000	0.200	12/31/09	99,983
General Electric Capital Corp.	100,000	0.240	03/09/10	99,935
General Electric Capital Corp.	215,000	0.320	03/19/10	214,794
General Electric Capital Corp.	190,000	0.320	03/23/10	189,811
JPMorgan Chase Funding, Inc.(l)	100,000	0.230	12/01/09	100,000
JPMorgan Chase Funding, Inc.	186,000	0.140	01/07/10	185,973
JPMorgan Chase Funding, Inc.(l)	100,000	0.290	04/06/10	99,899
Total Domestic Commercial Paper (amortized cost $1,190,359)				1,190,359

Prime Money Market Fund
5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 0.3%
Citibank Nassau	46,919	0.170	12/01/09	46,919
Total Domestic Time Deposits (amortized cost $46,919)				46,919
Eurodollar Certificates of Deposit - 8.0%
Australia & New Zealand Banking Group, Ltd.	50,000	0.210	01/11/10	50,000
Australia & New Zealand Banking Group, Ltd.	100,000	0.245	02/04/10	100,000
Commonwealth Bank of Australia	125,000	0.210	01/26/10	125,001
ING Bank N.V.	150,000	0.830	01/15/10	150,000
ING Bank N.V.	100,000	0.570	03/03/10	100,000
ING Bank N.V.	500,000	0.450	04/12/10	500,000
ING Bank N.V.	100,000	0.420	04/19/10	100,000
National Australia Bank, Ltd.	150,000	0.510	12/29/09	150,001
National Australia Bank, Ltd.	100,000	0.213	02/10/10	100,000
National Australia Bank, Ltd.	150,000	0.403	02/22/10	150,001
Total Eurodollar Certificates of Deposit (amortized cost $1,525,003)				1,525,003
Foreign Commercial Paper - 8.9%
Australia & New Zealand Banking Group, Ltd. (next reset date 12/23/09) (Ê)(l)	50,000	0.287	11/23/10	50,000
Banco Bilbao Vizcaya Argentaria SA(l)	150,000	0.630	12/16/09	149,961
Banco Bilbao Vizcaya Argentaria SA(l)	300,000	0.230	02/18/10	299,849
Banco Bilbao Vizcaya Argentaria SA(l)	300,000	0.240	03/29/10	299,764
Commonwealth Bank of Australia	70,000	0.500	12/14/09	69,987
DnB Nor Bank ASA(l)	250,000	0.640	12/03/09	249,991
DnB Nor Bank ASA(l)	100,000	0.215	02/16/10	99,954
Nordea North America	50,000	0.200	01/07/10	49,990
Westpac Banking Corp.(l)	65,000	0.200	01/07/10	64,987
Westpac Banking Corp.(l)	65,000	0.200	01/08/10	64,986
Westpac Banking Corp.(l)	300,000	0.300	04/06/10	299,685
Total Foreign Commercial Paper (amortized cost $1,699,154)				1,699,154
United States Government Agencies - 1.9%
Federal National Mortgage Association (next reset date 01/13/10) (Ê)	250,000	0.174	07/13/10	250,000
Freddie Mac (next reset date 01/11/10) (Ê)	115,000	0.084	11/10/10	115,000
Total United States Government Agencies (amortized cost $365,000)				365,000
Yankee Certificates of Deposit - 44.5%
Banco Bilbao Vizcaya Argentaria SA	150,000	0.275	02/26/10	150,002
Bank of Nova Scotia	350,000	0.520	12/23/09	350,000
Bank of Nova Scotia	50,000	0.210	01/07/10	50,000
Bank of Nova Scotia	100,000	0.330	03/23/10	100,000
Bank of Nova Scotia (next reset date 02/16/10) (Ê)	45,000	0.273	08/16/10	45,000
Barclays Bank PLC (next reset date 12/21/09) (Ê)	250,000	0.617	01/19/10	250,000
Barclays Bank PLC (next reset date 12/14/09) (Ê)	150,000	0.589	02/12/10	150,000

Prime Money Market Fund
6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Barclays Bank PLC (next reset date 12/28/09) (Ê)	150,000	0.404	04/28/10	150,000
Barclays Bank PLC (next reset date 12/14/09) (Ê)	300,000	0.613	08/12/10	300,000
BNP Paribas	125,000	0.560	12/15/09	125,000
BNP Paribas	250,000	0.240	02/05/10	250,000
BNP Paribas	250,000	0.270	02/26/10	250,000
BNP Paribas	250,000	0.270	02/26/10	250,000
Calyon NY	350,000	0.230	02/05/10	350,000
Calyon NY	200,000	0.240	02/08/10	200,000
Calyon NY	200,000	0.545	03/01/10	200,000
Deutsche Bank AG	250,000	0.200	01/04/10	250,000
Deutsche Bank AG	200,000	0.200	01/25/10	200,000
DnB Nor Bank ASA	145,000	0.220	01/29/10	145,000
Lloyds Bank PLC	400,000	0.740	01/12/10	400,000
Lloyds Bank PLC	200,000	0.700	01/19/10	200,000
Lloyds Bank PLC	100,000	0.515	02/23/10	100,000
Nordea Bank Finland PLC	200,000	0.230	12/18/09	200,000
Rabobank Nederland NV	400,000	0.220	01/08/10	400,000
Rabobank Nederland NV	300,000	0.240	03/16/10	300,000
Rabobank Nederland NV	100,000	0.300	05/10/10	100,000
Royal Bank of Scotland PLC	300,000	0.700	12/21/09	300,000
Royal Bank of Scotland PLC	200,000	0.920	12/28/09	200,000
Royal Bank of Scotland PLC	200,000	0.510	03/22/10	200,000
Royal Bank of Scotland PLC (next reset date 12/01/09) (Ê)	100,000	0.620	04/20/10	100,000
Societe Generale	100,000	0.400	02/26/10	100,000
Societe Generale	100,000	0.350	03/11/10	100,000
Societe Generale	100,000	0.350	03/24/10	100,000
Societe Generale	550,000	0.330	04/08/10	550,000
Svenska Handelsbanken AB	125,000	0.230	12/28/09	125,000
Svenska Handelsbanken AB	300,000	0.230	01/25/10	300,000
Svenska Handelsbanken AB	100,000	0.230	01/28/10	100,000
Svenska Handelsbanken AB	150,000	0.230	02/04/10	150,000
Svenska Handelsbanken AB	111,000	0.220	02/16/10	111,001
Toronto Dominion Bank	230,000	0.500	12/07/09	230,000
Toronto Dominion Bank	115,000	0.500	12/18/09	115,000
Toronto Dominion Bank	115,000	0.300	02/18/10	115,000
Toronto Dominion Bank	40,000	0.350	03/01/10	40,000
Toronto Dominion Bank (next reset date 12/07/09) (Ê)	35,000	0.242	11/05/10	35,000
Total Yankee Certificates of Deposit (amortized cost $8,436,003)				8,436,003
Total Investments - 83.6% (amortized cost $15,861,013)				15,861,013

Prime Money Market Fund
7

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 16.4%
Agreement with Bank of America and The Bank of New York Mellon Corp. (Tri-Party) of $620,728 dated November 30, 2009 at 0.170% to be repurchased at $620,731 on December 1, 2009, collateralized by: Barclays Capital, Inc. $785,254 par United States Government Agency Obligations, valued at $633,143	620,728
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $600,000 dated November 30, 2009 at 0.160% to be repurchased at $600,003 on December 1, 2009, collateralized by: $611,886 par United States Government Agency Mortgage Obligations, valued at $612,000	600,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $600,000 dated November 30, 2009 at 0.170% to be repurchased at $600,003 on December 1, 2009, collateralized by: $742,948 par United States Government Agency Mortgage Obligations, valued at $612,000	600,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2009 at 0.170% to be repurchased at $100,000 on December 1, 2009, collateralized by: $182,668 par United States Government Agency Mortgage Obligations, valued at $102,000	100,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $600,000 dated November 30, 2009 at 0.170% to be repurchased at $600,003 on December 1, 2009, collateralized by: $697,184 par United States Government Agency Mortgage Obligations, valued at $612,000	600,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $600,000 dated November 30, 2009 at 0.170% to be repurchased at $600,003 on December 1, 2009, collateralized by: $573,847 par United States Government Agency Mortgage Obligations, valued at $612,005	600,000
Total Repurchase Agreements (identified cost $3,120,728)	3,120,728
Total Investments and Repurchase Agreements - 100.0% (cost $18,981,741) (†)	18,981,741
Other Assets and Liabilities, Net - 0.0%	4,446
Net Assets - 100.0%	18,986,187

See accompanying notes which are an integral part of the schedule of investments.

Prime Money Market Fund
8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2009 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(ß)  Illiquid security.

Notes to Schedules of Investments
9

SSgA

Institutional Money Market Funds

Notes to Financial Statements — November 30, 2009 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009. This Quarterly Report reports on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009, were level two for all Funds.

Notes to Quarterly Report
10

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — November 30, 2009 (Unaudited)

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2009, $183,138,057 represents the investments of other Investment Company Funds not presented herein.

4 Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report
11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
12

IMMQR-11/09

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2009

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 94.6%
Asset-Backed Securities - 0.5%
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	109
USAA Auto Owner Trust Series 2008-1 Class A4 4.500% due 10/15/13	100	105
		214
Corporate Bonds and Notes - 25.8%
Alabama Power Co. 5.700% due 02/15/33	50	53
Alcoa, Inc. 6.750% due 07/15/18	250	257
Altria Group, Inc. 9.250% due 08/06/19	250	305
American International Group, Inc. 4.250% due 05/15/13	250	219
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	275	330
Appalachian Power Co. 6.375% due 04/01/36	75	79
ArcelorMittal 7.000% due 10/15/39	250	247
AT&T, Inc. 6.700% due 11/15/13	150	172
5.625% due 06/15/16	50	55
Bank of America Corp. 2.100% due 04/30/12	225	230
Capital One Capital VI 8.875% due 05/15/40	280	278
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	82
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	57
CenturyTel, Inc. Series Q 6.150% due 09/15/19	250	257
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Cisco Systems, Inc. 5.900% due 02/15/39	75	79
Citibank NA 1.375% due 08/10/11	250	253
Citigroup, Inc. 5.500% due 10/15/14	250	255

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	88
ConocoPhillips 6.650% due 07/15/18	100	116
Credit Suisse NY 5.300% due 08/13/19	275	288
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	104
Enterprise Products Operating LLC 5.600% due 10/15/14	50	54
Exelon Generation Co. LLC 5.200% due 10/01/19	250	259
FIA Card Services NA 6.625% due 06/15/12	150	163
FirstEnergy Corp. Series B 6.450% due 11/15/11	2	2
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	53
2.200% due 06/08/12	225	231
5.000% due 01/08/16	50	52
6.875% due 01/10/39	50	52
General Electric Co. 5.000% due 02/01/13	100	107
GlaxoSmithKline Capital, Inc. 6.375% due 05/15/38	75	86
Goldman Sachs Group, Inc. (The) 5.000% due 10/01/14	125	133
5.750% due 10/01/16	100	107
6.150% due 04/01/18	200	216
5.950% due 01/15/27	70	68
Hess Corp. 6.650% due 08/15/11	25	27
7.300% due 08/15/31	25	29
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	74
HSBC Finance Capital Trust IX 5.911% due 11/30/35	300	236
HSBC Finance Corp. 7.000% due 05/15/12	100	110
International Business Machines Corp. 5.875% due 11/29/32	50	54
JPMorgan Chase & Co. 1.650% due 02/23/11	250	254
Kinder Morgan Energy Partners, LP 7.400% due 03/15/31	25	28

Bond Market Fund
3

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kraft Foods, Inc. 6.500% due 11/01/31	25	26
L-3 Communications Corp. (l) 5.200% due 10/15/19	250	257
Lincoln National Corp. 8.750% due 07/01/19	165	193
Lubrizol Corp. 6.500% due 10/01/34	25	27
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	107
MetLife, Inc. 6.750% due 06/01/16	100	115
Morgan Stanley 4.200% due 11/20/14	250	251
5.750% due 10/18/16	100	105
News America, Inc. (l) 6.900% due 08/15/39	50	54
Noble Group, Ltd. (l) 6.750% due 01/29/20	250	250
Ohio Power Co. Series 1 5.375% due 10/01/21	255	263
Pharmacia Corp. 6.600% due 12/01/28	100	115
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	52
PPL Energy Supply LLC 5.400% due 08/15/14	100	107
Procter & Gamble - Esop Series A 9.360% due 01/01/21	22	28
ProLogis 7.375% due 10/30/19	250	253
Prudential Financial, Inc. Series MTND 7.375% due 06/15/19	250	284
PSEG Power LLC 6.950% due 06/01/12	75	83
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	111
Regions Financial Corp. 7.750% due 11/10/14	250	251
RR Donnelley & Sons Co. 11.250% due 02/01/19	250	312
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Spectra Energy Capital LLC 6.250% due 02/15/13	50	55
5.650% due 03/01/20	250	260

	Principal Amount ($) or Shares	Market Value $
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	54
6.750% due 06/15/39	250	266
Verizon Communications, Inc. 5.850% due 09/15/35	150	151
Viacom, Inc. 5.625% due 09/15/19	250	267
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	250	171
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	109
Yum! Brands, Inc. 5.300% due 09/15/19	250	258
		11,112
International Debt - 5.4%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	47
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	27
Brazilian Government International Bond Series A 8.000% due 01/15/18	47	55
7.125% due 01/20/37	100	118
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	54
Credit Agricole SA (ƒ)(l) 6.637% due 05/29/49	250	197
European Investment Bank 2.625% due 05/16/11	150	154
4.250% due 07/15/13	150	163
5.125% due 09/13/16	150	170
Export-Import Bank of Korea 5.125% due 02/14/11	50	52
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	150	155
3.250% due 03/15/13	150	157
Series GMTN 4.375% due 03/15/18	150	161
Mexico Government International Bond 6.375% due 01/16/13	25	28
6.625% due 03/03/15	100	112
Scottish Power, Ltd. 5.810% due 03/15/25	100	102
Talisman Energy, Inc. 5.850% due 02/01/37	25	24
Telecom Italia Capital SA 7.175% due 06/18/19	250	283
Vale Overseas, Ltd. 6.250% due 01/23/17	50	54

Bond Market Fund
4

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.875% due 11/10/39	225	233
		2,346
Mortgage-Backed Securities - 37.5%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	255
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.826% due 06/15/38	243	232
Fannie Mae 6.000% due 2011	1	1
6.000% due 2013	142	154
5.500% due 2014	5	6
6.500% due 2014	198	215
7.500% due 2015	21	24
6.500% due 2016	35	38
5.000% due 2018	450	483
5.500% due 2018	217	235
5.500% due 2019	91	98
8.000% due 2023	—	1
9.000% due 2025	274	317
9.000% due 2026	2	2
7.500% due 2027	144	164
6.000% due 2028	12	14
6.000% due 2029	4	4
7.000% due 2029	4	4
6.000% due 2030	3	3
7.500% due 2030	3	4
8.000% due 2031	6	7
4.500% due 2033	624	646
6.000% due 2033	352	381
5.500% due 2034	827	883
5.112% due 2036 (Ê)	1,070	1,119
6.000% due 2038	1,651	1,772
4.500% due 2039	374	384
Freddie Mac 6.000% due 2011	—	—	±
8.000% due 2011	1	1
6.000% due 2016	62	67
7.000% due 2016	85	92
4.500% due 2019	318	340
4.500% due 2023	220	231
8.500% due 2025	1	1
6.500% due 2029	80	87
7.000% due 2030	3	3
7.000% due 2031	100	112
6.500% due 2032	275	299
6.000% due 2033	134	145
6.500% due 2033	491	534

	Principal Amount ($) or Shares	Market Value $
7.000% due 2033	186	208
5.000% due 2035	1,734	1,822
5.500% due 2038	1,593	1,698
Ginnie Mae I 8.000% due 2012	25	27
10.000% due 2013	2	3
7.500% due 2022	—	1
7.000% due 2023	79	87
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	37	42
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	14	16
7.000% due 2028	15	16
7.500% due 2028	14	16
8.500% due 2028	18	21
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	12	15
8.000% due 2030	43	49
6.500% due 2032	98	107
7.000% due 2032	111	123
7.500% due 2032	7	8
5.000% due 2033	226	240
5.500% due 2038	335	358
6.000% due 2038	686	735
4.500% due 2039	249	256
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	256
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	500	431
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	208
		16,125
United States Government Agencies - 3.7%
Fannie Mae 6.125% due 03/15/12	600	670
Federal Home Loan Bank Series 467 5.250% due 06/18/14	200	228
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	150	165
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	350	363

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac 6.750% due 03/15/31	125	159
		1,585
United States Government Treasuries - 21.7%
United States Treasury Inflation Indexed Bonds 1.250% due 04/15/14	816	854
United States Treasury Notes 0.875% due 04/30/11	350	352
0.750% due 11/30/11	1,925	1,928
1.375% due 10/15/12	62	63
2.125% due 11/30/14	2,700	2,715
3.375% due 11/15/19	1,986	2,015
5.250% due 11/15/28	675	782
3.500% due 02/15/39	500	441
4.250% due 05/15/39	195	197
		9,347
Total Long-Term Investments (cost $38,799)		40,729

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.9%
Freddie Mac 7.000% due 12/01/09	—	—	±
9.000% due 03/01/10	1	1
SSgA Prime Money Market Fund	1,785,790	1,786
United States Treasury Notes (§) 2.750% due 07/31/10	300	305
Total Short-Term Investments (cost $2,087)		2,092
Total Investments - 99.5% (identified cost $40,886)		42,821
Other Assets and Liabilities, Net - 0.5%		217
Net Assets - 100.0%		43,038

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	5	USD	1,089	03/10	1
United States Treasury 5 Year Notes	4	USD	469	03/10	2
Short Positions
United States Treasury Bonds	4	USD	491	03/10	(2)
United States Treasury 10 Year Notes	18	USD	2,159	03/10	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(4)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
6

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$214	$—	$214
Corporate Bonds and Notes	—	11,112	—	11,112
International Debt	—	2,346	—	2,346
Mortgage-Backed Securities	—	16,125	—	16,125
United States Government Agencies	—	1,585	—	1,585
United States Government Treasuries	—	9,347	—	9,347
Short-Term Investments	1,786	306	—	2,092
Total Investments	$1,786	$41,035	$—	$42,821
Futures Contracts	(4)	—	—	(4)
Total Other Financial Instruments*	$(4)	$—	$—	$(4)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
7

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.8%
Corporate Bonds and Notes - 34.6%
Abbott Laboratories 5.600% due 05/15/11	25	27
Alcoa, Inc. 6.750% due 07/15/18	250	257
Allstate Corp. (The) 6.125% due 02/15/12	72	78
Altria Group, Inc. 9.250% due 08/06/19	250	305
American Express Co. 5.250% due 09/12/11	75	79
American International Group, Inc. 4.250% due 05/15/13	250	219
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	55
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	100
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	225	270
AT&T, Inc. 6.700% due 11/15/13	150	172
Bank of America Corp. 7.400% due 01/15/11	100	105
2.100% due 04/30/12	175	179
Bank of America NA Series BKNT 5.300% due 03/15/17	250	245
BB&T Corp. 6.500% due 08/01/11	15	16
BellSouth Corp. 6.000% due 10/15/11	50	54
Boston Properties, LP 6.250% due 01/15/13	30	32
Bottling Group LLC 5.500% due 04/01/16	100	112
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	55
Capital One Capital VI 8.875% due 05/15/40	280	278
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	79
5.450% due 04/15/18	100	107
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	150	192
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	54
CenturyTel, Inc. Series Q 6.150% due 09/15/19	250	257

	Principal Amount ($) or Shares	Market Value $
Cisco Systems, Inc. 5.500% due 02/22/16	100	113
Citigroup, Inc. 5.500% due 10/15/14	250	255
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	107
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	41
Colgate-Palmolive Co. 4.200% due 05/15/13	60	65
Comcast Corp. 6.500% due 01/15/15	50	56
4.950% due 06/15/16	25	26
ConAgra Foods, Inc. 5.819% due 06/15/17	61	67
ConocoPhillips 4.750% due 10/15/12	50	54
Consumers Energy Co. 5.150% due 02/15/17	50	53
Credit Suisse USA, Inc. 5.300% due 08/13/19	225	236
CSX Corp. 6.750% due 03/15/11	25	27
CVS Caremark Corp. 5.750% due 06/01/17	50	54
DCP Midstream LLC 6.875% due 02/01/11	40	42
Devon Financing Corp. ULC 6.875% due 09/30/11	50	55
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	44
Dover Corp. 4.780% due 10/15/15	25	28
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	83
Energy East Corp. 6.750% due 06/15/12	55	61
Enterprise Products Operating LLC Series G 5.600% due 10/15/14	25	27
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Generation Co. LLC 5.200% due 10/01/19	250	259
Florida Power & Light Co. 4.850% due 02/01/13	50	54
Genentech, Inc. 4.750% due 07/15/15	50	55

Intermediate Fund
8

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp. 2.200% due 06/08/12	175	179
Series MTNA 6.000% due 06/15/12	150	163
5.400% due 02/15/17	250	258
General Mills, Inc. 6.000% due 02/15/12	25	27
Genworth Financial, Inc. 4.950% due 10/01/15	50	43
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	70
Goldman Sachs Group, Inc. (The) 1.625% due 07/15/11	250	254
5.700% due 09/01/12	150	164
5.750% due 10/01/16	75	81
5.625% due 01/15/17	50	52
6.150% due 04/01/18	175	189
Goodrich Corp. 7.625% due 12/15/12	30	34
Hershey Co. (The) 4.850% due 08/15/15	50	54
Hess Corp. 6.650% due 08/15/11	25	27
Hewlett-Packard Co. 6.125% due 03/01/14	100	114
HJ Heinz Finance Co. 6.000% due 03/15/12	25	27
HSBC Finance Capital Trust IX 5.911% due 11/30/35	250	196
HSBC Finance Corp. 5.500% due 01/19/16	100	106
International Business Machines Corp. 4.750% due 11/29/12	50	55
7.625% due 10/15/18	100	126
JPMorgan Chase & Co. 3.125% due 12/01/11	350	366
4.750% due 05/01/13	125	134
6.300% due 04/23/19	225	251
Kohl's Corp. 6.300% due 03/01/11	10	10
L-3 Communications Corp. (l) 5.200% due 10/15/19	250	257
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	194
Lincoln National Corp. 8.750% due 07/01/19	135	157
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	41
Merck & Co., Inc. 4.375% due 02/15/13	75	80
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	107

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc. 6.750% due 06/01/16	100	115
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	136
Monsanto Co. 7.375% due 08/15/12	10	12
Morgan Stanley 6.750% due 04/15/11	125	133
2.000% due 09/22/11	350	358
Series GMTN (Ê) 0.584% due 01/09/14	100	95
4.200% due 11/20/14	250	251
6.625% due 04/01/18	100	109
National Fuel Gas Co. 5.250% due 03/01/13	20	21
Nationwide Financial Services 5.900% due 07/01/12	41	43
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	86
Noble Group, Ltd. (l) 6.750% due 01/29/20	250	250
Oracle Corp. 5.250% due 01/15/16	75	83
PepsiCo, Inc. 5.000% due 06/01/18	125	135
Pitney Bowes, Inc. 4.625% due 10/01/12	45	49
PPL Energy Supply LLC 5.400% due 08/15/14	50	54
ProLogis 7.375% due 10/30/19	250	253
Prudential Financial, Inc. Series MTND 7.375% due 06/15/19	250	284
PSEG Power LLC 5.500% due 12/01/15	50	54
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	54
Qwest Corp. 7.875% due 09/01/11	50	52
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	65
Regions Financial Corp. 7.750% due 11/10/14	250	251
RR Donnelley & Sons Co. 11.250% due 02/01/19	250	312
Spectra Energy Capital LLC 5.668% due 08/15/14	100	108
5.650% due 03/01/20	250	260
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	53

Intermediate Fund
9

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	54
Time Warner, Inc. 6.875% due 05/01/12	25	28
Union Pacific Corp. 5.650% due 05/01/17	50	54
United Technologies Corp. 6.100% due 05/15/12	90	100
Verizon Communications, Inc. 4.900% due 09/15/15	100	108
8.750% due 11/01/18	125	159
Viacom, Inc. 6.250% due 04/30/16	50	55
5.625% due 09/15/19	250	267
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	53
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	250	171
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	138
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	114
WellPoint Health Networks, Inc. 6.375% due 01/15/12	30	32
Wells Fargo & Co. 3.000% due 12/09/11	350	365
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	99
Wisconsin Energy Corp. 6.500% due 04/01/11	59	63
Wyeth 6.950% due 03/15/11	75	81
Xerox Corp. 6.400% due 03/15/16	70	75
Yum! Brands, Inc. 5.300% due 09/15/19	250	258
		15,003
International Debt - 8.5%
ArcelorMittal 9.850% due 06/01/19	175	216
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	31
BP Capital Markets PLC 5.250% due 11/07/13	175	195
Brazilian Government International Bond Series A 8.000% due 01/15/18	94	110

	Principal Amount ($) or Shares	Market Value $
British Telecommunications PLC 5.950% due 01/15/18	100	103
Credit Agricole SA (ƒ)(l) 6.637% due 05/29/49	250	197
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	81
European Investment Bank 2.625% due 05/16/11	225	232
4.250% due 07/15/13	225	244
5.125% due 09/13/16	125	141
France Telecom SA 7.750% due 03/01/11	75	81
Hydro Quebec Series IF 8.000% due 02/01/13	85	99
Republic of Italy International Bond Series DTC 5.625% due 06/15/12	75	83
5.250% due 09/20/16	125	138
Korea National Housing Corp. (Ê)(l) 0.657% due 11/22/11	90	90
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	175	181
3.250% due 03/15/13	150	157
Series GMTN 4.375% due 03/15/18	100	107
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	109
Petrobras International Finance Co. 6.125% due 10/06/16	25	27
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	52
Rogers Communications, Inc. 6.250% due 06/15/13	75	83
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	90
South Africa Government International Bond 7.375% due 04/25/12	50	55
Telecom Italia Capital SA 7.175% due 06/18/19	250	283
Telefonica Emisiones SAU 6.421% due 06/20/16	65	74
Tyco International Finance SA 6.000% due 11/15/13	25	28
Vale Overseas, Ltd. 6.250% due 01/23/17	75	80
6.875% due 11/10/39	225	233
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	27

Intermediate Fund
10

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Xstrata Canada Corp. 7.350% due 06/05/12	16	17
		3,654
Mortgage-Backed Securities - 0.4%
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	156	159
		159
United States Government Agencies - 9.1%
Fannie Mae 3.625% due 02/12/13	1,500	1,603
Federal Home Loan Bank 4.000% due 09/06/13	750	812
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	250	259
Freddie Mac 3.250% due 01/01/11	500	517
5.125% due 11/17/17	675	762
		3,953
United States Government Treasuries - 38.2%
United States Treasury Inflation Indexed Bonds 1.250% due 04/15/14	816	854
United States Treasury Notes 0.750% due 11/30/11	2,550	2,554
1.375% due 10/15/12	33	33
2.875% due 01/31/13	1,000	1,054

	Principal Amount ($) or Shares	Market Value $
3.125% due 04/30/13	1,000	1,062
3.500% due 05/31/13	500	538
3.375% due 07/31/13	1,250	1,340
1.750% due 01/31/14	800	803
1.875% due 02/28/14	1,575	1,588
2.125% due 11/30/14	3,275	3,294
3.000% due 08/31/16	405	415
3.375% due 11/15/19	2,993	3,037
		16,572
Total Long-Term Investments (cost $37,779)		39,341
Short-Term Investments - 10.4%
Federal Home Loan Bank 2.750% due 06/18/10	350	355
SSgA Prime Money Market Fund	2,140,333	2,140
United States Treasury Notes 2.750% due 07/31/10 (§)	200	203
4.250% due 10/15/10	1,750	1,811
Total Short-Term Investments (cost $4,499)		4,509
Total Investments - 101.2% (identified cost $42,278)		43,850
Other Assets and Liabilities, Net - (1.2%)		(500)
Net Assets - 100.0%		43,350

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	2	USD	436	03/10	—
United States Treasury 5 Year Notes	3	USD	352	03/10	1
Short Positions
United States Treasury 10 Year Notes	23	USD	2,759	03/10	(1)
United States Treasury Bonds	2	USD	245	03/10	(6)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(6)

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
11

SSgA
Intermediate Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$15,003	$—	$15,003
International Debt	—	3,654	—	3,654
Mortgage-Backed Securities	—	159	—	676
United States Government Agencies	—	3,953	—	3,436
United States Government Treasuries	—	16,572	—	16,572
Short-Term Investments	2,140	2,369	—	4,509
Total Investments	$2,140	$41,710	$—	$43,850
Futures Contracts	(6)	—	—	(6)
Total Other Financial Instruments*	$(6)	$—	$—	$(6)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
12

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.5%
Corporate Bonds and Notes - 89.7%
ACCO Brands Corp. (l) 10.625% due 03/15/15	300	324
Advanced Micro Devices, Inc. (l) 8.125% due 12/15/17	180	170
AES Corp. (The) (l) 9.750% due 04/15/16	300	323
Affinia Group, Inc. (l) 10.750% due 08/15/16	300	325
Albertsons, Inc. 7.450% due 08/01/29	230	199
Altra Holdings, Inc. (l) 8.125% due 12/01/16	190	190
AMC Entertainment, Inc. 11.000% due 02/01/16	325	338
American Casino & Entertainment Properties LLC (l) 11.000% due 06/15/14	450	369
American General Finance Corp. 6.900% due 12/15/17	625	439
American International Group, Inc. 8.175% due 05/15/68	325	185
Apria Healthcare Group, Inc. (l) 11.250% due 11/01/14	130	142
ARAMARK Corp. 8.500% due 02/01/15	300	301
Arch Coal, Inc. (l) 8.750% due 08/01/16	160	165
Atlas Energy Operating Co. LLC (l) 10.750% due 02/01/18	475	517
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. 7.750% due 05/15/16	325	291
Baldor Electric Co. 8.625% due 02/15/17	250	255
Bank of America Corp. (ƒ) 8.000% due 12/29/49	350	305
Bausch & Lomb, Inc. 9.875% due 11/01/15	175	180
Beazer Homes USA, Inc. 8.375% due 04/15/12	450	418
Berry Plastics Corp. 8.875% due 09/15/14	300	274
Biomet, Inc. 11.625% due 10/15/17	200	218
Boise Paper Holdings LLC / Boise Finance Co. (l) 9.000% due 11/01/17	365	372
Brunswick Corp. (l) 11.250% due 11/01/16	150	168

	Principal Amount ($) or Shares	Market Value $
Building Materials Corp. of America 7.750% due 08/01/14	150	149
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	475	441
Chesapeake Energy Corp. 6.500% due 08/15/17	800	742
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	150	153
Citigroup Capital XXI 8.300% due 12/21/77	500	445
Clear Channel Communications, Inc. 5.500% due 09/15/14	300	153
Clearwire Communications LLC/ Clearwire Finance, Inc. (l) 12.000% due 12/01/15	385	380
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp. (l) 8.250% due 12/15/19	375	371
Colt Defense LLC / Colt Finance Corp. (l) 8.750% due 11/15/17	375	377
Connacher Oil and Gas, Ltd. (l) 10.250% due 12/15/15	325	281
Cott Beverages, Inc. (l) 8.375% due 11/15/17	355	355
Cricket Communications, Inc. 10.000% due 07/15/15	475	461
CSC Holdings LLC (l) 8.625% due 02/15/19	275	291
DAE Aviation Holdings, Inc. (l) 11.250% due 08/01/15	375	309
Delta Air Lines, Inc. Series 011B 7.711% due 03/18/13	450	436
11.750% due 03/15/15 (l)	300	278
Deluxe Corp. 7.375% due 06/01/15	200	193
Dole Food Co., Inc. (l) 13.875% due 03/15/14	130	153
8.000% due 10/01/16	150	152
Duane Reade, Inc. (l) 11.750% due 08/01/15	340	366
Dynegy Holdings, Inc. 7.500% due 06/01/15	250	230
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	280	265
Easton-Bell Sports, Inc. (l) 9.750% due 12/01/16	180	183
El Paso Corp. 12.000% due 12/12/13	225	257
Energy Future Holdings Corp. 10.875% due 11/01/17	400	281

High Yield Bond Fund
13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FireKeepers Development Authority (l) 13.875% due 05/01/15	300	336
First Data Corp. 9.875% due 09/24/15	1,150	1,023
Ford Motor Co. 7.450% due 07/16/31	300	255
Ford Motor Credit Co. LLC 7.500% due 08/01/12	300	297
8.000% due 06/01/14	650	654
Freescale Semiconductor, Inc. 8.875% due 12/15/14	450	382
Frontier Communications Corp. 8.250% due 05/01/14	350	360
Genworth Financial, Inc. 6.150% due 11/15/66	300	192
GeoEye, Inc. (l) 9.625% due 10/01/15	300	311
Gibson Energy ULC / GEP Midstream Finance Corp. (l) 11.750% due 05/27/14	325	348
GMAC, Inc. (l) 6.875% due 08/28/12	1,125	1,066
8.000% due 11/01/31	375	322
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	210	226
Graham Packaging Co., Inc. 9.875% due 10/15/14	175	178
Harrah's Operating Co., Inc. (l) 11.250% due 06/01/17	300	307
10.000% due 12/15/18	500	380
Harrahs Operating Escrow LLC (l) 11.250% due 06/01/17	300	306
HCA, Inc. 6.250% due 02/15/13	1,000	962
9.250% due 11/15/16	480	508
Headwaters, Inc. (l) 11.375% due 11/01/14	355	363
Healthsouth Corp. 10.750% due 06/15/16	150	164
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.750% due 11/15/14	300	288
HSN, Inc. 11.250% due 08/01/16	175	193
Huntsman International LLC 7.875% due 11/15/14	475	450
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	375	318
Jabil Circuit, Inc. 8.250% due 03/15/18	250	264

	Principal Amount ($) or Shares	Market Value $
Johnsondiversey, Inc. (l) 8.250% due 11/15/19	355	355
Kansas City Southern Railway 13.000% due 12/15/13	200	230
KAR Auction Services, Inc. 10.000% due 05/01/15	300	310
Koppers, Inc. (l) 7.875% due 12/01/19	375	375
Lamar Media Corp. 9.750% due 04/01/14	300	327
Liberty Mutual Group, Inc. (l) 10.750% due 06/15/88	625	653
Limited Brands, Inc. (l) 8.500% due 06/15/19	325	343
Lincoln National Corp. 6.050% due 04/20/67	600	429
Linn Energy LLC (l) 11.750% due 05/15/17	525	584
Macy's Retail Holdings, Inc. 7.875% due 07/15/15	300	319
5.900% due 12/01/16	300	284
Mariner Energy, Inc. 11.750% due 06/30/16	475	524
MarkWest Energy Partners, LP 8.500% due 07/15/16	250	252
Mediacom LLC / Mediacom Capital Corp. (l) 9.125% due 08/15/19	150	152
MGM Mirage 8.375% due 02/01/11	300	284
6.750% due 04/01/13	775	636
Michaels Stores, Inc. 11.375% due 11/01/16	600	597
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	300	237
Momentive Performance Materials, Inc. 9.750% due 12/01/14	375	358
Murray Energy Corp. (l) 10.500% due 10/15/15	375	367
Navios Maritime Holdings, Inc. (l) 8.875% due 11/01/17	355	364
Navistar International Corp. 8.250% due 11/01/21	205	201
Nebraska Book Co., Inc. (l) 10.000% due 12/01/11	300	301
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	375	338
NewPage Corp. 10.000% due 05/01/12	300	194

High Yield Bond Fund
14

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nielsen Finance LLC / Nielsen Finance Co. 11.625% due 02/01/14	325	349
12.500% due 08/01/16	350	306
Nova Chemicals Corp. (l) 8.375% due 11/01/16	375	380
Novelis, Inc. (l) 11.500% due 02/15/15	300	312
NRG Energy, Inc. 7.375% due 01/15/17	385	382
OPTI Canada, Inc. 8.250% due 12/15/14	150	120
PE Paper Escrow GmbH (l) 12.000% due 08/01/14	325	357
Petrohawk Energy Corp. 10.500% due 08/01/14	350	379
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	366
RailAmerica, Inc. (l) 9.250% due 07/01/17	270	282
Regency Energy Partners, LP (l) 9.375% due 06/01/16	300	317
Revlon Consumer Products Corp. (l) 9.750% due 11/15/15	375	379
Rite Aid Corp. 9.500% due 06/15/17	275	226
RRI Energy, Inc. 6.750% due 12/15/14	182	185
RSC Equipment Rental, Inc. (l) 10.000% due 07/15/17	225	242
Sabine Pass LNG, LP 7.500% due 11/30/16	150	125
Sally Holdings LLC/Sally Capital, Inc. 10.500% due 11/15/16	150	161
SandRidge Energy, Inc. 8.625% due 04/01/15	250	240
Seagate Technology International (l) 10.000% due 05/01/14	300	328
ServiceMaster Co. (The) (l) 10.750% due 07/15/15	350	353
Smithfield Foods, Inc. Series B 7.750% due 05/15/13	325	301
Solutia, Inc. 8.750% due 11/01/17	340	354
Sprint Nextel Corp. 8.375% due 08/15/17	1,125	1,097
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	200	212
Steel Dynamics, Inc. 6.750% due 04/01/15	200	194

	Principal Amount ($) or Shares	Market Value $
SunGard Data Systems, Inc. 9.125% due 08/15/13	200	203
SUPERVALU, Inc. 7.500% due 11/15/14	125	127
Surgical Care Affiliates, Inc. (l) 10.000% due 07/15/17	450	391
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. (l) 11.250% due 07/15/17	325	348
Teck Resources, Ltd. 9.750% due 05/15/14	110	124
10.250% due 05/15/16	110	124
Telesat Canada / Telesat LLC 11.000% due 11/01/15	250	264
Tenneco, Inc. 8.625% due 11/15/14	185	181
Terremark Worldwide, Inc. (l) 12.000% due 06/15/17	500	546
Tesoro Corp. 9.750% due 06/01/19	300	304
Texas Competitive Electric Holdings Co. LLC Series A 10.250% due 11/01/15	425	302
Tops Markets LLC (l) 10.125% due 10/15/15	375	384
Toys R Us Property Co. I LLC (l) 10.750% due 07/15/17	325	347
Travelport LLC 11.875% due 09/01/16	300	300
TRW Automotive, Inc. (l) 7.000% due 03/15/14	150	142
Tyson Foods, Inc. 10.500% due 03/01/14	250	283
Unisys Corp. (l) 14.250% due 09/15/15	300	337
United Rentals NA, Inc. (l) 10.875% due 06/15/16	300	319
United Surgical Partners International, Inc. 8.875% due 05/01/17	150	153
9.250% due 05/01/17	225	227
USG Corp. (l) 9.750% due 08/01/14	160	168
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	300	315
Visant Holding Corp. 10.250% due 12/01/13	150	155
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	450	308

High Yield Bond Fund
15

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Waste Services, Inc. 9.500% due 04/15/14	325	333
West Corp. 11.000% due 10/15/16	250	252
Wind Acquisition Finance SA (l) Series 144a 11.750% due 07/15/17	685	760
Wyndham Worldwide Corp. 9.875% due 05/01/14	300	333
XM Satellite Radio, Inc. (l) 11.250% due 06/15/13	225	237
Yankee Acquisition Corp. 9.750% due 02/15/17	375	358
		50,209
International Debt - 5.8%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	147
Cascades, Inc. 7.250% due 02/15/13	300	305
Cie Generale de Geophysique-Veritas (l) 9.500% due 05/15/16	300	316
Global Crossing, Ltd. (l) 12.000% due 09/15/15	375	399
HBOS Capital Funding, LP (ƒ(l) 6.071% due 06/29/49	150	95
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	650	429
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	350	374
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	125	126
OPTI Canada, Inc. (l) 9.000% due 12/15/12	355	354

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC (ƒ) 7.640% due 03/29/49	225	105
Smurfit Kappa Funding PLC Series $ 7.750% due 04/01/15	300	287
UPC Holding BV (l) 9.875% due 04/15/18	300	312
		3,249
Total Long-Term Investments (cost $46,711)		53,458
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. 2015 Warrants (Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±
Short-Term Investments - 2.9%
American General Finance Corp. Series MTNH 4.625% due 09/01/10	450	446
SSgA Prime Money Market Fund	1,171,095	1,171
Total Short-Term Investments (cost $1,549)		1,617
Total Investments - 98.4% (identified cost $48,341)		55,075
Other Assets and Liabilities, Net - 1.6%		870
Net Assets - 100.0%		55,945

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$50,209	$—	$50,209
International Debt	—	3,249	—	3,249
Warrants and Rights	—	—	—	—
Short-Term Investments	1,171	446	—	1,617
Total Investments	1,171	53,904	—	55,075

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund
16

SSgA

Fixed Income Funds

Notes to Schedules of Investments — November 30, 2009 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
17

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009 . This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At November 30, 2009, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value ("NAV") per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available

Notes to Quarterly Report
18

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Report
19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Federal Income Taxes

As of November 30, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$40,914,008	$42,303,916	$48,615,948
Gross Tax Unrealized Appreciation	1,942,472	1,600,318	6,634,547
Gross Tax Unrealized Depreciation	(35,582)	(53,950)	(175,590)
Net Tax Unrealized Depreciation	$1,906,890	$1,546,368	$6,458,957

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. As of November 30, 2009 , there were no unfunded loan commitments in the High Yield Bond Fund.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Notes to Quarterly Report
20

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

The total amount of all open Derivative contracts at period end is indicative of the volume of this Derivative type.

The fair values of the Funds Derivative Instruments categorized by risk exposure for the period ended November 30, 2009 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$3	$1
Liability Derivatives
Unrealized depreciation on futures contracts	$7	$7

The High Yield Bond Fund had no derivative instruments as of the period ended November 30, 2009 .

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Quarterly Report
21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of SSgA Funds Management, Inc., the "Advisor") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2009 , there were no outstanding securities on loan and no securities lending income earned during the year.

Notes to Quarterly Report
22

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2009, $5,097,218 of the Central Fund's net assets represents investments by these Funds, and $178,040,839 represents the investments of other Investment Company Funds not presented herein.

5  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2009, there no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report
23

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
24

FIQR-11/09

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

November 30, 2009

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.1%
Brazil - 12.6%
Banco Bradesco SA - ADR (Ñ)	1,343,434	28,467
Banco do Brasil SA	689,800	12,142
Banco Santander Brasil SA - ADR (Æ)	312,200	4,262
BM&F Bovespa SA	1,545,092	10,386
BRF - Brasil Foods SA - ADR (Æ)(Ñ)	112,956	5,478
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	121,131	7,746
Cia de Bebidas das Americas - ADR (Ñ)	131,476	12,932
Cia Paranaense de Energia - ADR (Ñ)	299,728	6,052
Cia Siderurgica Nacional SA - ADR (Ñ)	436,517	14,968
Companhia Brasileira de Meios de Pagamento	706,100	6,617
Gerdau SA - ADR (Ñ)	517,195	8,327
MRV Engenharia e Participacoes SA	289,442	6,274
Natura Cosmeticos SA	449,900	8,598
Petroleo Brasileiro SA - ADR	1,531,314	69,001
Petroleo Brasileiro SA - ADR (Ñ)	1,005,053	51,539
Tele Norte Leste Participacoes SA	80,000	2,005
Vale SA Class B (Ñ)	3,318,955	95,154
Vivo Participacoes SA - ADR (Æ)	170,732	5,207
		355,155
China - 11.8%
Agile Property Holdings, Ltd. (Ñ)	5,594,000	7,709
Air China, Ltd. Class H (Æ)	5,862,800	4,229
Anhui Conch Cement Co., Ltd. Class H (Ñ)	336,000	1,990
Anta Sports Products, Ltd.	2,578,000	3,819
Bank of China, Ltd.	63,090,000	35,574
BBMG Corp. (Æ)	1,413,600	1,481
China Citic Bank	7,763,500	6,411
China Coal Energy Co.	5,174,000	8,772
China Communications Services Corp., Ltd. Class H	4,358,800	2,227
China Construction Bank Corp. Class H (Ñ)	42,774,000	38,082
China Life Insurance Co., Ltd. Class H	6,975,000	34,920
China National Building Material Co., Ltd. Class H (Ñ)	2,614,400	5,033
China Petroleum & Chemical Corp. Class H (Ñ)	16,903,000	14,068
China Railway Group, Ltd. (Æ)(Ñ)	7,510,000	5,930
China Shenhua Energy Co., Ltd.	2,472,800	12,093
China Telecom Corp., Ltd. Class H (Ñ)	8,298,000	3,673
Dongfeng Motor Group Co., Ltd. Class H	7,030,000	10,794
Industrial & Commercial Bank of China (Ñ)	33,775,000	28,545
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,583,000	6,592

	Principal Amount ($) or Shares	Market Value $
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	90,659	6,465
PetroChina Co., Ltd. Class H (Ñ)	16,490,000	20,426
Ping An Insurance Group Co. of China, Ltd. Class H	1,343,500	12,534
Tencent Holdings, Ltd. (Ñ)	1,492,600	27,599
Weichai Power Co., Ltd. Class H	668,000	5,590
Xinao Gas Holdings, Ltd.	2,118,000	5,340
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	4,992,000	9,945
Zhejiang Expressway Co., Ltd. Class H	2,328,000	2,274
Zijin Mining Group Co., Ltd. Class H (Ñ)	9,385,000	9,833
		331,948
Colombia - 0.7%
BanColombia SA - ADR	194,532	8,345
Ecopetrol SA	7,349,272	9,187
Grupo de Inversiones Suramericana SA	164,008	1,940
		19,472
Czech Republic - 0.8%
CEZ AS	310,986	15,560
Komercni Banka AS	14,222	3,108
Telefonica O2 Czech Republic AS	177,587	4,284
		22,952
Egypt - 1.2%
Al Ezz Steel Rebars SAE	852,624	2,169
Commercial International Bank	771,007	7,109
Egyptian Co. for Mobile Services	82,253	2,823
Egyptian Financial Group-Hermes Holding	642,862	3,251
ElSwedy Cables Holding Co.	136,363	1,469
Orascom Construction Industries	178,334	7,359
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE	495,439	2,308
Talaat Moustafa Group (Æ)	2,285,697	2,479
Telecom Egypt	1,336,401	3,892
		32,859
Hong Kong - 5.2%
Beijing Enterprises Holdings, Ltd. (Ñ)	1,290,000	8,764
China Everbright, Ltd.	1,566,000	3,722
China High Speed Transmission Equipment Group Co., Ltd.	2,346,000	5,540
China Mobile, Ltd.	5,235,200	49,042
China Overseas Land & Investment, Ltd. (Ñ)	6,304,320	13,552

Emerging Markets Fund
3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
China Resources Power Holdings Co., Ltd. (Ñ)	2,074,400	4,229
Citic Pacific, Ltd.	1,612,000	4,264
CNOOC, Ltd. (Ñ)	16,847,500	25,956
Fushan International Energy Group, Ltd.	5,462,000	5,067
GOME Electrical Appliances Holdings, Ltd. (Æ)(Ñ)	10,742,719	4,061
Hengan International Group Co., Ltd. (Ñ)	1,480,000	10,627
Hopson Development Holdings, Ltd.	2,034,000	3,380
Shanghai Industrial Holdings, Ltd.	1,385,000	6,934
		145,138
Hungary - 0.4%
Magyar Telekom Telecommunications PLC	430,704	1,720
MOL Hungarian Oil and Gas Nyrt (Æ)	36,222	3,169
OTP Bank PLC (Æ)	160,497	4,786
Richter Gedeon Nyrt	8,004	1,857
		11,532
India - 2.2%
Axis Bank, Ltd.	80,507	1,730
Bajaj Auto, Ltd.	19,371	654
Bharat Heavy Electricals, Ltd.	42,737	2,061
Bharti Airtel, Ltd.	138,190	890
Dr Reddys Laboratories, Ltd.	70,686	1,716
GAIL India, Ltd.	269,056	2,421
Grasim Industries, Ltd.	4,542	232
HDFC Bank, Ltd.	85,764	3,257
Hero Honda Motors, Ltd.	52,353	1,942
Hindalco Industries, Ltd.	303,026	900
Housing Development Finance Corp.	67,353	4,006
ICICI Bank, Ltd.	285,296	5,323
Infosys Technologies, Ltd.	132,174	6,761
Infrastructure Development Finance Co., Ltd.	273,850	977
ITC, Ltd.	400,172	2,212
Jaiprakash Associates, Ltd.	256,399	1,247
Jindal Steel & Power, Ltd.	178,680	2,644
Larsen & Toubro, Ltd.	59,106	2,052
Maruti Suzuki India, Ltd.	25,238	845
Oil & Natural Gas Corp., Ltd.	29,409	758
Reliance Industries, Ltd.	373,382	8,537
Reliance Infrastructure, Ltd.	68,383	1,540
Sesa Goa, Ltd.	275,779	2,183
State Bank of India, Ltd.	30,153	1,452
Sterlite Industries India, Ltd.	144,345	2,661
Tata Consultancy Services, Ltd.	138,275	2,046
Tata Power Co., Ltd.	29,645	863
		61,910

	Principal Amount ($) or Shares	Market Value $
Indonesia - 4.4%
Aneka Tambang Tbk PT	18,922,500	4,403
Astra International Tbk PT	5,471,120	18,719
Bank Central Asia Tbk PT	25,891,000	13,144
Bank Mandiri Tbk PT	23,684,000	11,147
Bank Rakyat Indonesia	16,840,000	13,180
Bumi Resources Tbk PT	20,395,500	5,069
Indofood Sukses Makmur Tbk PT	13,279,500	4,319
Indonesian Satellite Corp. Tbk PT	3,328,500	1,707
International Nickel Indonesia Tbk PT (Æ)	3,157,500	1,152
Perusahaan Gas Negara Tbk PT	26,970,500	10,412
Semen Gresik Persero Tbk PT	6,082,500	4,696
Tambang Batubara Bukit Asam Tbk PT	4,087,000	7,111
Telekomunikasi Indonesia Tbk PT	19,616,500	18,673
Unilever Indonesia Tbk PT	2,674,000	3,125
United Tractors Tbk PT	4,297,500	6,795
		123,652
Israel - 1.4%
Bank Hapoalim BM (Æ)	371,182	1,443
Bank Leumi Le-Israel BM (Æ)	585,972	2,443
Bezeq Israeli Telecommunication Corp., Ltd.	775,427	1,763
Cellcom Israel, Ltd.	29,505	915
Check Point Software Technologies (Æ)(Ñ)	97,882	3,092
Discount Investment Corp.	56,396	1,284
Israel Chemicals, Ltd.	189,321	2,446
Israel Corp., Ltd. (The) (Æ)	839	619
Israel Discount Bank, Ltd. Class A (Æ)	367,704	788
Mizrahi Tefahot Bank, Ltd. (Æ)	169,161	1,491
Teva Pharmaceutical Industries, Ltd. - ADR	423,701	22,367
		38,651
Malaysia - 1.1%
Axiata Group BHD (Æ)	2,773,075	2,518
CIMB Group Holdings BHD	1,281,600	4,775
Gamuda BHD	1,951,000	1,610
Genting BHD	1,265,200	2,592
IJM Corp. BHD	1,780,100	2,356
Kuala Lumpur Kepong BHD	376,100	1,729
Malayan Banking BHD	1,941,770	3,864
Maxis BHD (Æ)	1,055,700	1,696
Public Bank BHD	789,737	2,519
Sime Darby BHD	1,428,500	3,777
SP Setia BHD	49	—	±
Tenaga Nasional BHD	930,600	2,310
		29,746

Emerging Markets Fund
4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mexico - 3.7%
Alfa SAB de CV Class A	357,900	2,258
America Movil SAB de CV Series L	870,496	42,115
Fomento Economico Mexicano SAB de CV - ADR	233,500	10,626
Grupo Aeroportuario del Pacifico SAB de CV Class B	850,500	2,409
Grupo Financiero Banorte SAB de CV Class O (Æ)	1,253,761	4,339
Grupo Financiero Inbursa SA Class O	286,300	816
Grupo Mexico SAB de CV	3,971,225	9,339
Grupo Modelo SAB de CV (Æ)	623,000	3,256
Grupo Televisa SA - ADR	477,922	9,831
Kimberly-Clark de Mexico SAB de CV Class A (Ñ)	693,300	2,910
Wal-Mart de Mexico SAB de CV (Ñ)	3,783,650	15,502
		103,401
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	358,487	1,849
Peru - 0.7%
Cia de Minas Buenaventura SA - ADR	351,337	14,106
Credicorp, Ltd.	94,675	6,765
		20,871
Philippines - 0.9%
Ayala Corp.	399,694	2,540
Ayala Land, Inc.	12,879,000	3,205
Bank of the Philippine Islands	3,242,700	3,262
Energy Development Corp.	37,005,000	3,174
Jollibee Foods Corp.	527,300	609
Metropolitan Bank & Trust	1,229,100	1,184
Philippine Long Distance Telephone Co. - ADR	148,345	8,195
SM Investments Corp.	407,292	2,717
SM Prime Holdings, Inc.	4,892,000	1,015
		25,901
Russia - 8.4%
Federal Grid Co. Unified Energy System JSC (Æ)	506,719,183	6,334
Gazprom OAO - ADR	2,620,913	59,547
IDGC Holding JSC (Æ)	6,027,178	687
JSC Gazprom Neft	470,211	2,469
JSC Gazprom Neft - ADR (Ñ)	113,177	3,022
Luka Kotor AD Kotor - ADR	456,885	26,545
Lukoil OAO	112,289	6,524
Mechel - ADR	243,906	4,744
MMC Norilsk Nickel - ADR (Æ)	1,334,714	18,353
Mobile Telesystems OJSC - ADR	211,791	10,606

	Principal Amount ($) or Shares	Market Value $
NovaTek OAO - GDR	52,386	3,400
Novolipetsk Steel OJSC - GDR (Æ)	169,992	5,122
Pharmstandard - GDR (Æ)	49,625	968
Polymetal - GDR (Æ)	33,776	322
Polyus Gold Co.	31,336	1,664
Rosneft Oil Co.	2,126,866	17,164
Rosneft Oil Co. - GDR	603,061	4,855
RusHydro (Æ)	37,946,654	1,457
Sberbank of Russian Federation	12,025,643	28,513
Severstal - GDR (Æ)	249,981	1,935
Sistema JSFC - GDR (Æ)	191,738	3,415
Surgutneftegaz	5,634,198	4,873
Tatneft - ADR	250,921	7,590
TMK OAO - GDR (Æ)	85,967	1,465
Vimpel-Communications - ADR	531,640	10,149
VTB Bank OJSC	1,792,148,060	3,728
Wimm-Bill-Dann Foods OJSC (Æ)(ß)	6,871	276
Wimm-Bill-Dann Foods OJSC - ADR (Æ)(Ñ)	66,653	1,326
		237,053
South Africa - 5.5%
ABSA Group, Ltd.	432,401	7,445
African Rainbow Minerals, Ltd.	154,988	3,326
Anglo Platinum, Ltd. (Æ)	54,131	5,570
AngloGold Ashanti, Ltd. - ADR (Ñ)	238,045	10,484
ArcelorMittal South Africa, Ltd.	233,895	3,244
Aspen Pharmacare Holdings, Ltd. (Æ)	532,027	4,886
Aveng, Ltd.	506,614	2,531
Bidvest Group, Ltd.	260,577	4,218
FirstRand, Ltd. (Ñ)	2,439,737	5,723
Foschini, Ltd.	395,279	3,032
Gold Fields, Ltd.	735,730	10,740
Impala Platinum Holdings, Ltd.	489,456	11,352
Imperial Holdings, Ltd.	311,584	3,404
Investec, Ltd.	380,046	2,875
Kumba Iron Ore, Ltd. (Ñ)	71,396	2,430
MTN Group, Ltd.	968,871	15,544
Naspers, Ltd. Class N	272,694	10,212
Nedbank Group, Ltd. (Ñ)	162,572	2,481
Remgro, Ltd.	436,444	5,099
Sanlam, Ltd.	1,120,493	3,352
Sasol, Ltd.	354,227	13,911
Shoprite Holdings, Ltd.	562,104	4,703
Standard Bank Group, Ltd.	764,163	9,886
Steinhoff International Holdings, Ltd.	1,753,495	4,269
Telkom SA, Ltd.	513,214	2,587
Vodacom Group Pty, Ltd. (Ñ)	327,241	2,519
		155,823

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Korea - 11.9%
Amorepacific Corp.	4,789	3,538
Daegu Bank	196,100	2,783
Daelim Industrial Co., Ltd.	70,002	4,961
Dongbu Insurance Co., Ltd.	151,500	4,365
Hana Financial Group, Inc.	145,715	4,217
Hanwha Corp.	57,110	2,087
Hyosung Corp.	30,480	2,202
Hyundai Department Store Co., Ltd.	81,706	8,010
Hyundai Heavy Industries Co., Ltd. (Ñ)	38,777	5,019
Hyundai Mobis	115,635	14,817
Hyundai Motor Co.	166,869	14,207
Hyundai Steel Co.	95,113	6,347
KB Financial Group, Inc. (Æ)	352,320	17,574
Korea Zinc Co., Ltd.	11,180	2,053
KT Corp.	108,500	3,592
KT&G Corp.	98,816	5,728
LG Chem, Ltd.	87,810	15,821
LG Corp. Class H	162,488	8,887
LG Dacom Corp.	191,310	3,003
LG Display Co., Ltd.	91,070	2,510
LG Electronics, Inc. Class H	104,951	9,296
LG Household & Health Care, Ltd.	29,263	7,185
Lotte Shopping Co., Ltd.	13,040	4,037
NHN Corp. (Æ)	26,499	4,216
POSCO	52,426	25,158
Samsung Card Co.	54,730	2,311
Samsung Electronics Co., Ltd.	130,659	80,903
Samsung Engineering Co., Ltd.	40,946	3,821
Samsung Fire & Marine Insurance Co., Ltd.	67,280	11,688
Samsung Heavy Industries Co., Ltd.	278,450	5,484
Samsung SDI Co., Ltd.	42,680	4,643
Samsung Techwin Co., Ltd.	46,640	3,782
Shinhan Financial Group Co., Ltd. (Æ)	490,732	19,223
SK Energy Co., Ltd.	71,366	6,690
SK Telecom Co., Ltd.	75,382	10,988
Woongjin Coway Co., Ltd.	90,300	2,967
Yuhan Corp.	15,254	2,315
		336,428
Taiwan - 8.6%
Acer, Inc.	3,040,177	7,568
Advanced Semiconductor Engineering, Inc.	4,577,679	3,635
Asia Cement Corp.	4,281,125	4,550
Asustek Computer, Inc.	2,660,888	5,284
AU Optronics Corp.	8,803,587	9,056
Cathay Financial Holding Co., Ltd. (Æ)	4,232,459	7,366
China Steel Corp. Class H	6,650,469	6,272
Chinatrust Financial Holding Co., Ltd.	7,272,937	4,204
Chunghwa Telecom Co., Ltd. (Æ)	3,005,589	5,380

	Principal Amount ($) or Shares	Market Value $
Compal Electronics, Inc.	4,775,403	6,337
Far Eastern Department Stores Co., Ltd.	1,845,243	1,952
Far Eastern New Century Corp.	6,434,365	7,518
Farglory Land Development Co., Ltd.	517,000	1,137
First Financial Holding Co., Ltd.	5,160,000	3,055
Formosa Petrochemical Corp.	650,960	1,647
Formosa Plastics Corp.	5,784,420	11,486
Fubon Financial Holding Co., Ltd. (Æ)	7,189,000	8,154
Hon Hai Precision Industry Co., Ltd.	5,807,052	24,543
HTC Corp.	639,767	7,257
MediaTek, Inc.	1,064,825	16,777
Mega Financial Holding Co., Ltd.	6,540,000	3,689
Pou Chen Corp. Class B	3,470,500	2,524
Powertech Technology, Inc.	2,497,242	7,031
Siliconware Precision Industries Co.	4,157,347	5,478
Silitech Technology Corp.	697,186	2,297
Taiwan Cooperative Bank	5,586,000	3,472
Taiwan Fertilizer Co., Ltd. Class H	1,175,000	3,779
Taiwan Mobile Co., Ltd.	2,166,092	4,072
Taiwan Semiconductor Manufacturing Co., Ltd.	19,168,782	36,397
Tripod Technology Corp.	1,975,595	5,243
U-Ming Marine Transport Corp.	825,000	1,636
Uni-President Enterprises Corp.	1,933,756	2,265
United Microelectronics Corp. (Æ)	14,285,000	7,014
Wafer Works Corp.	1	—	±
Wistron Corp.	3,661,329	6,724
Yuanta Financial Holding Co., Ltd.	10,808,220	7,288
		242,087
Thailand - 1.7%
Advanced Info Service PCL	1,072,600	2,613
Bangkok Bank PCL	1,221,000	4,150
Banpu PCL	269,000	4,386
BEC World PCL	1,649,361	1,077
CP ALL PCL	4,501,062	2,816
Glow Energy PCL - GDR	549,300	496
Kasikornbank PCL	2,332,100	6,053
Krung Thai Bank PCL	7,376,500	2,019
Land and Houses PCL	10,120,100	1,842
PTT Aromatics & Refining PCL	3,372,415	2,222
PTT Exploration & Production PCL	906,600	3,559
PTT PCL	928,633	6,257
Ratchaburi Electricity Generating Holding PCL	254,800	253
Siam Cement PCL	593,600	4,035
Siam Commercial Bank PCL	1,340,200	3,416
Thai Oil PCL	2,167,518	2,575
		47,769

Emerging Markets Fund
6

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Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Turkey - 3.4%
Akbank TAS	1,942,787	10,425
Anadolu Efes Biracilik Ve Malt Sanayii AS	456,989	4,785
Arcelik AS (Æ)	507,242	1,676
BIM Birlesik Magazalar AS	90,890	3,569
Dogan Sirketler Grubu Holdings	1,130,380	688
Enka Insaat ve Sanayi AS	622,282	2,362
Eregli Demir ve Celik Fabrikalari TAS (Æ)	1,246,631	3,280
Haci Omer Sabanci Holding AS	1,220,685	4,274
KOC Holding AS (Æ)	1,881,561	4,605
Tupras Turkiye Petrol Rafine	306,933	5,222
Turk Telekomunikasyon AS	1,486,755	4,281
Turkcell Iletisim Hizmet AS	1,586,564	9,656
Turkiye Garanti Bankasi AS	5,351,997	18,212
Turkiye Halk Bankasi AS	975,642	5,778
Turkiye Is Bankasi Class C	2,523,979	8,589
Turkiye Vakiflar Bankasi Tao Class D (Æ)	2,431,568	4,965
Yapi ve Kredi Bankasi AS (Æ)	1,912,971	3,655
		96,022
United States - 0.4%
Southern Copper Corp. (Ñ)	352,463	12,280
Total Common Stocks (cost $1,649,800)		2,452,499
Preferred Stocks - 4.6%
Brazil - 3.6%
AES Tiete SA	200,000	2,172
Banco do Estado do Rio Grande do Sul	1,119,683	7,813
Cia de Transmissao de Energia Electrica Paulista	231,540	6,580
Cia Energetica de Sao Paulo Class Preferenc (Æ)	456,752	5,581
Investimentos Itau SA	2,134,600	13,631
Itau Unibanco Holding SA	1,908,137	41,250
Lojas Americanas SA	374,100	3,090
NET Servicos de Comunicacao SA (Æ)	434,886	5,985
Ultrapar Participacoes SA	207,200	9,324
Usinas Siderurgicas de Minas Gerais SA	199,800	5,827
		101,253
Russia - 0.4%
AK Transneft OAO	5,638	4,059
Surgutneftegaz	14,216,758	6,426
		10,485

	Principal Amount ($) or Shares	Market Value $
South Korea - 0.6%
Hyundai Motor Co.	104,410	3,637
LG Electronics, Inc.	25,720	971
Samsung Electronics Co., Ltd.	34,437	14,067
		18,675
Total Preferred Stocks (cost $71,748)		130,413
Warrants & Rights - 1.7%
Malaysia - 0.0%
IJM Land BHD 2013 Warrants (Æ)	85,730	30
United States - 1.7%
MSCI India Daily Total Return Net (Æ)(l) 2010 Warrants	40,730	18,319
MSCI India Daily Total Return Net (Æ) 2010 Warrants	62,119	27,971
		46,290
Total Warrants & Rights (cost $43,400)		46,320
Short-Term Investments - 6.3%
United States - 6.3%
SSgA Prime Money Market Fund	177,922,917	177,923
Total Short-Term Investments (cost $177,923)		177,923
Other Securities - 9.7%
State Street Navigator Securities Prime Lending Portfolio (d)	272,601,028	272,601
Total Other Securities (cost $272,601)		272,601
Total Investments - 109.4% (identified cost $2,215,472)		3,079,756
Other Assets and Liabilities, Net - (9.4%)		(264,255)
Net Assets - 100.0%		2,815,501

See accompanying notes which are an integral part of the schedules of investments.

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Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
JSE-40 Index (South Africa)	42	ZAR	10,261	12/09	96
MSCI Taiwan Index	1,316	USD	35,940	12/09	(843)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(747)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	5.8	162,797
Consumer Staples	4.0	111,714
Energy	13.7	388,604
Financials	31.9	898,910
Health Care	1.6	44,736
Industrials	3.6	101,111
Information Technology	10.9	305,781
Materials	15.0	423,535
Telecommunication Services	8.5	238,537
Utilities	3.0	85,110
Warrants & Rights	1.7	46,320
Other Securities	9.7	272,601
Total Investments	109.4	3,079,756
Other Assets and Liabilities, Net	(9.4)	(264,255)
Net Assets	100.0	2,815,501
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	5.6	157,672
Asia	48.4	1,363,284
Europe	13.4	378,044
Latin America	21.3	600,152
Middle East	2.6	71,510
Other Regions	8.4	236,493
Other Securities	9.7	272,601
Total Investments	109.4	3,079,756
Other Assets and Liabilities, Net	(9.4)	(264,255)
Net Assets	100.0	2,815,501

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
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Emerging Markets Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI India Gross Dividends Reinvested	Barclays Bank	17,289	3 Month USD LIBOR- BBA minus 1.10%	12/28/09	980
MSCI India Gross Dividends Reinvested	Deutsche Bank	11,364	3 Month USD LIBOR- BBA minus 3.25%	01/28/10	764
MSCI India Gross Dividends Reinvested	Barclays Bank	15,054	3 Month USD LIBOR- BBA minus 3.80%	01/29/10	1,255
MSCI India Gross Dividends Reinvested	Deutsche Bank	17,578	3 Month USD LIBOR- BBA minus 3.00%	02/25/10	2,622
MSCI India Gross Dividends Reinvested	Deutsche Bank	8,615	3 Month USD LIBOR- BBA minus 3.55%	03/26/10	561
MSCI Egypt Gross Dividends Reinvested	Barclays Bank	1,229	3 Month USD LIBOR- BBA minus 1.50%	08/19/10	41
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	5,284	3 Month USD LIBOR- BBA minus 1.25%	04/19/10	(421)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	5,590	3 Month USD LIBOR- BBA minus 1.25%	04/20/10	(480)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	4,793	3 Month USD LIBOR- BBA minus 1.25%	04/30/10	51
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	4,397	1 Month USD LIBOR- BBA minus 1.25%	05/04/10	103
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	8,322	3 Month USD LIBOR- BBA minus 1.50%	05/28/10	661
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	1,905	3 Month USD LIBOR- BBA minus 1.30%	06/11/10	156
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	1,417	3 Month USD LIBOR- BBA minus 2.25%	01/12/10	123
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	6,784	3 Month USD LIBOR- BBA minus 2.25%	05/24/10	(642)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	7,346	3 Month USD LIBOR- BBA minus 3.00%	05/24/10	(222)
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	1,476	3 Month USD LIBOR- BBA minus 1.65%	07/14/10	(249)
Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts					5,303

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
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SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Brazil	$355,155	$—	$—	$355,155
China	331,948	—	—	331,948
Colombia	19,472	—	—	19,472
Czech Republic	22,952	—	—	22,952
Egypt	32,859	—	—	32,859
Hong Kong	145,138	—	—	145,138
Hungary	11,532	—	—	11,532
India	61,910	—	—	61,910
Indonesia	123,652	—	—	123,652
Israel	38,651	—	—	38,651
Malaysia	29,746	—	—	29,746
Mexico	103,401	—	—	103,401
Nigeria	1,849	—	—	1,849
Peru	20,871	—	—	20,871
Philippines	25,901	—	—	25,901
Russia	237,053	—	—	237,053
South Africa	155,823	—	—	155,823
South Korea	336,428	—	—	336,428
Taiwan	242,087	—	—	242,087
Thailand	47,769	—	—	47,769
Turkey	96,022	—	—	96,022
United States	12,280	—	—	12,280
Preferred Stocks	130,413	—	—	130,413
Warrants & Rights	46,320	—	—	46,320
Short-Term Investments	177,923	—	—	177,923
Other Securities	272,601	—	—	272,601
Total Investments	$3,079,756	$—	$—	$3,079,756
Futures Contracts	(747)	—	—	(747)
Foreign Currency Exchange Contracts	—	—	—	—
Index Swap Contracts	6,181	(878)	—	5,303
Total Other Financial Instruments*	$5,434	$(878)	$—	$4,556

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
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SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Australia - 8.1%
AGL Energy, Ltd. (Ñ)	520,363	6,596
Amcor, Ltd.	861,829	4,665
Australia & New Zealand Banking Group, Ltd. (Ñ)	641,064	13,005
Boral, Ltd. (Ñ)	1,288,990	6,611
Coca-Cola Amatil, Ltd. (Ñ)	425,619	4,132
Commonwealth Bank of Australia (Ñ)	420,461	20,333
Goodman Group (ö)	3,647,466	2,005
Incitec Pivot, Ltd. (Ñ)	3,345,334	8,732
Macquarie Group, Ltd. (Ñ)	111,222	4,890
Qantas Airways, Ltd.	5,426,557	12,923
Stockland (ö)(Ñ)	2,042,623	7,558
Wesfarmers, Ltd. (Ñ)	230,054	6,275
Westpac Banking Corp. (Ñ)	339,961	7,517
Woolworths, Ltd. (Ñ)	172,739	4,438
		109,680
Belgium - 0.4%
Delhaize Group SA	66,398	5,026
Bermuda - 0.4%
Noble Group, Ltd. (Ñ)	2,599,000	5,821
Denmark - 1.8%
Danisco A/S	153,440	9,497
Novo Nordisk A/S	225,105	15,102
		24,599
France - 11.1%
Alstom SA (Ñ)	68,975	4,829
AXA SA	554,758	13,220
BNP Paribas	223,937	18,494
Dassault Systemes SA (Ñ)	62,319	3,586
Eutelsat Communications	103,783	3,396
L'Oreal SA	79,668	8,644
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	52,931	5,513
Peugeot SA (Æ)(Ñ)	369,568	13,071
Publicis Groupe SA (Ñ)	158,607	6,106
Sanofi-Aventis SA	51,813	19,027
Schneider Electric SA	160,595	17,577
SCOR SE	137,198	3,345
Total SA	456,551	28,251
Vivendi SA	189,850	5,470
		150,529
Germany - 8.0%
Allianz SE	102,011	12,533
BASF SE	330,310	19,918

	Principal Amount ($) or Shares	Market Value $
Deutsche Bank AG (Ñ)	187,532	13,532
Deutsche Post AG	146,654	2,746
MTU Aero Engines Holding AG	109,646	5,622
Muenchener Rueckversicherungs AG	75,030	11,765
RWE AG	119,665	10,984
Siemens AG	179,649	17,604
Software AG	67,432	7,236
ThyssenKrupp AG	199,161	7,258
		109,198
Hong Kong - 2.7%
BOC Hong Kong Holdings, Ltd.	1,963,000	4,504
Hongkong Electric Holdings, Ltd. (Ñ)	2,159,000	11,728
New World Development, Ltd. (Ñ)	4,089,000	8,410
Swire Pacific, Ltd. (Ñ)	1,056,000	12,120
		36,762
Italy - 3.4%
Enel SpA (Ñ)	3,565,685	21,336
Telecom Italia SpA	9,686,745	15,505
UniCredit SpA (Æ)	2,910,402	9,942
		46,783
Japan - 19.9%
Ajinomoto Co., Inc.	845,000	7,928
Asahi Breweries, Ltd.	716,500	12,732
Asahi Glass Co., Ltd.	375,000	3,275
Astellas Pharma, Inc.	266,900	9,850
Brother Industries, Ltd. (Ñ)	956,900	10,472
Chubu Electric Power Co., Inc. (Ñ)	791,100	20,226
Daicel Chemical Industries, Ltd.	645,000	3,835
Denso Corp.	314,600	8,790
Fujitsu, Ltd.	2,296,000	13,653
Honda Motor Co., Ltd.	230,200	7,190
ITOCHU Corp.	1,439,000	9,872
JFE Holdings, Inc.	84,900	2,789
Kao Corp.	154,300	3,784
Kyocera Corp.	90,600	7,211
Leopalace21 Corp. (Ñ)	1,080,900	4,152
Makita Corp.	163,100	5,510
Mitsubishi Corp.	290,100	6,544
Mitsubishi Electric Corp.	1,297,000	9,153
Mitsui & Co., Ltd.	925,600	12,250
Mizuho Financial Group, Inc. (Ñ)	8,179,500	15,330
Nintendo Co., Ltd.	12,400	3,043
Nippon Express Co., Ltd.	691,000	3,070
Nippon Telegraph & Telephone Corp.	294,300	12,768
Nissan Motor Co., Ltd. (Æ)(Ñ)	2,279,900	16,511
Nisshinbo Holdings, Inc.	337,000	2,756
Nomura Holdings, Inc.	477,400	3,435
Stanley Electric Co., Ltd.	375,100	7,429

International Stock Selection Fund
11

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International Stock Selection Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sumitomo Electric Industries, Ltd.	605,700	7,161
Sumitomo Mitsui Financial Group, Inc. (Ñ)	364,000	12,001
Tokyo Electron, Ltd.	136,300	7,443
Yamato Holdings Co., Ltd.	838,200	11,617
Yamato Kogyo Co., Ltd. - GDR	249,600	7,825
		269,605
Netherlands - 4.9%
European Aeronautic Defence and Space Co. NV (Ñ)	384,362	6,877
ING Groep NV (Æ)	990,682	9,229
Koninklijke Ahold NV	841,782	11,349
Koninklijke DSM NV	324,378	15,956
Koninklijke Philips Electronics NV	250,602	6,854
Unilever NV (Ñ)	433,165	13,272
Wereldhave NV (ö)	27,596	2,708
		66,245
Norway - 2.3%
Statoil ASA (Ñ)	537,800	13,172
Tandberg ASA (Ñ)	245,900	6,989
Telenor ASA (Æ)	818,400	11,139
		31,300
Singapore - 1.0%
DBS Group Holdings, Ltd.	1,332,000	13,782
Spain - 6.5%
Banco Bilbao Vizcaya Argentaria SA	1,029,665	19,396
Banco Santander SA	1,582,378	27,110
Repsol YPF SA	442,713	12,165
Telefonica SA	1,021,336	29,322
		87,993
Sweden - 2.8%
Alfa Laval AB (Ñ)	691,622	9,221
Boliden AB (Ñ)	794,311	9,992
Electrolux AB (Æ)(Ñ)	285,639	6,990
Svenska Cellulosa AB (Ñ)	489,848	6,746
Swedish Match AB (Ñ)	225,330	4,848
		37,797
Switzerland - 6.5%
Adecco SA	170,030	8,481
Baloise Holding AG	89,689	7,478
Credit Suisse Group AG	246,671	12,770
Geberit AG (Ñ)	43,425	7,488
Nestle SA	800,395	37,835
Roche Holding AG	43,615	7,134
Swisscom AG	17,347	6,744
		87,930

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 18.2%
Amlin PLC	562,071	3,421
AstraZeneca PLC	449,989	20,113
Aviva PLC	1,045,216	6,369
Barclays PLC	3,229,661	15,533
BHP Billiton PLC	702,554	21,468
BP PLC	4,190,127	39,608
Compass Group PLC	834,170	5,912
Drax Group PLC	809,445	5,465
Eurasian Natural Resources Corp.	609,867	8,643
GlaxoSmithKline PLC	934,361	19,322
Home Retail Group PLC	1,683,565	8,148
HSBC Holdings PLC	1,646,150	19,146
Intercontinental Hotels Group PLC (Ñ)	430,844	5,964
Logica PLC	3,380,537	6,529
Man Group PLC	1,058,165	5,543
Next PLC	348,004	11,313
Petrofac, Ltd.	1,039,003	16,631
Shire PLC	643,646	12,548
Smith & Nephew PLC	608,546	5,787
Xstrata PLC (Æ)	555,492	9,769
		247,232
United States - 0.6%
Synthes, Inc. (Æ)	59,874	7,874
Total Common Stocks (cost $1,173,377)		1,338,156
Preferred Stocks - 0.5%
Germany - 0.5%
ProSiebenSat.1 Media AG	506,584	6,595
Total Preferred Stocks (cost $6,418)		6,595
Warrants & Rights - 0.2%
France - 0.0%
AXA SA (Æ)(Ñ) 2009 Rights	527,020	370
Netherlands - 0.2%
ING Groep NV (Æ) 2009 Rights	990,682	2,455
Total Warrants & Rights (cost $4,522)		2,825

International Stock Selection Fund
12

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International Stock Selection Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	137	—	±
Total Short-Term Investments (cost $0)		—	±
Other Securities - 7.2%
State Street Navigator Securities Prime Lending Portfolio (d)	97,980,395	97,980

Market Value $
Total Other Securities (cost $97,980)	97,980
Total Investments - 106.5% (identified cost $1,282,297)	1,445,556
Other Assets and Liabilities, Net - (6.5%)	(88,436)
Net Assets - 100.0%	1,357,120

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	4,382	USD	6,572	Credit Suisse First Boston	12/01/09	(8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(8)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	8.5	115,383
Consumer Staples	9.9	134,907
Energy	8.1	109,827
Financials	26.5	357,375
Health Care	8.5	116,757
Industrials	12.2	163,775
Information Technology	4.4	59,501
Materials	10.0	137,482
Telecommunication Services	5.7	78,874
Utilities	5.3	70,870
Warrants & Rights	0.2	2,825
Short-Term Investments	0.0	—
Other Securities	7.2	97,980
Total Investments	106.5	1,445,556
Other Assets and Liabilities, Net	(6.5)	(88,436)
Net Assets	100.0	1,357,120
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	11.8	160,224
Europe	48.4	656,820
Japan	19.9	269,605
Latin America	0.4	5,821
Other Regions	0.6	7,874
United Kingdom	18.2	247,232
Other Securities	7.2	97,980
Total Investments	106.5	1,445,556
Other Assets and Liabilities, Net	(6.5)	(88,436)
Net Assets	100.0	1,357,120

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
13

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Australia	$109,680	$—	$—	$109,680
Belgium	5,026	—	—	5,026
Bermuda	5,821	—	—	5,821
Denmark	24,599	—	—	24,599
France	150,529	—	—	150,529
Germany	109,198	—	—	109,198
Hong Kong	36,762	—	—	36,762
Italy	46,783	—	—	46,783
Japan	269,605	—	—	269,605
Netherlands	66,245	—	—	66,245
Norway	31,300	—	—	31,300
Singapore	13,782	—	—	13,782
Spain	87,993	—	—	87,993
Sweden	37,797	—	—	37,797
Switzerland	87,930	—	—	87,930
United Kingdom	247,232	—	—	247,232
United States	7,874	—	—	7,874
Preferred Stocks	6,595	—	—	6,595
Warrants & Rights	2,455	—	370	2,825
Short-Term Investments	—	—	—	—
Other Securities	97,980	—	—	97,980
Total Investments	$1,445,186	$—	$370	$1,445,556
Foreign Currency Exchange Contracts	(8)		—	(8)
Total Other Financial Instruments*	$(8)	$—	$—	$(8)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
14

SSgA

International Equity Funds

Notes to Schedules of Investments — November 30, 2009 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

±  Less than $500.

(ß)  Illiquid security.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

BHD - Berhad

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
15

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009 . This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

Notes to Quarterly Report
16

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Notes to Quarterly Report
17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Federal Income Taxes

As of November 30, 2009, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selections
Cost of Investments for Tax Purposes	$2,249,288,905	$1,291,627,698
Gross Tax Unrealized Appreciation	914,492,847	198,528,589
Gross Tax Unrealized Depreciation	(84,026,182)	(44,599,945)
Net Tax Unrealized Appreciation (Depreciation)	$830,466,665	$(153,928,644)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

Notes to Quarterly Report
18

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

The total amount of all open Derivative contracts at period end is indicative of the volume of this Derivative type.

The fair values of the Funds Derivative Instruments categorized by risk exposure for the period ended November 30, 2009 were as follows:

(Amounts in thousands)

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts	Foreign Currency Contracts
Asset Derivatives
Unrealized aprreciation on futures contracts	$96	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Unrealized appreciation on index swap contracts	7,317	—	—	—
	$7,413	$—	$—	$—
Liability Derivatives
Unrealized depreciation on futures contracts	$843	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	8
Unrealized depreciation on index swap contracts	2,014	—	—	—
	$2,856	$—	$—	$(8)

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2009 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2009, the Emerging Markets Fund had cash collateral balances in the amount of $3,605,430 held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. ("the Advisor") deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of November 30, 2009 , the Emerging Markets Fund had $7,590,000 in cash collateral due to broker in connection with swap contracts purchased (sold).

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

Notes to Quarterly Report
20

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

As of November 30, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$37,915,214	Pool of US Government Securities and Foreign Government Securities
International Stock Selection	76,761,257	Pool of US Government Securities and Foreign Government Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2009, $177,923,054 of the Central Fund's net assets represents investments by these Funds, and $5,215,003 represents the investments of other Investment Company Funds not presented herein.

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report
21

SSgA

International Equity Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

IEQR-11/09

S&P 500 INDEX FUND

Quarterly Report

November 30, 2009

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2009 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio	6

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 70.93% at November 30, 2009). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The Fund adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended November 30, 2009, were level one for the Fund.

Notes to Quarterly Report
3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Derivatives

The Fund adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective March 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of the Funds financial position. Management has reviewed FAS 161 and concludes that adoption had no material effect on the Fund's Financial Statements.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report
4

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
5

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2009 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 97.3%
Consumer Discretionary - 9.5%
Abercrombie & Fitch Co. Class A	15,846	$633
Amazon.Com, Inc. (a)	62,292	8,466
Apollo Group, Inc. Class A (a)	25,229	1,440
AutoNation, Inc. (a)	16,963	299
AutoZone, Inc. (a)	5,464	808
Bed Bath & Beyond, Inc. (a)	49,145	1,836
Best Buy Co., Inc.	64,519	2,763
Big Lots, Inc. (a)	16,227	374
Black & Decker Corp.	11,937	724
Carnival Corp. (a)	82,750	2,650
CBS Corp. Class B	127,003	1,627
Coach, Inc.	59,828	2,079
Comcast Corp. Class A	537,948	7,892
D.R. Horton, Inc.	52,876	544
Darden Restaurants, Inc.	27,988	880
DeVry, Inc.	12,500	679
Direct TV. Class A (a)	176,977	5,598
Eastman Kodak Co. (a)	54,482	221
eBay, Inc. (a)	213,403	5,222
Expedia, Inc. (a)	38,815	989
Family Dollar Stores, Inc.	25,558	780
Ford Motor Co. (a)	612,398	5,444
Fortune Brands, Inc.	27,245	1,046
GameStop Corp. Class A (a)	32,400	791
Gannett Co., Inc.	42,074	416
Gap, Inc.	93,698	2,007
Genuine Parts Co.	29,509	1,057
Goodyear Tire & Rubber Co. (a)	42,357	581
H&R Block, Inc.	66,915	1,358
Harley-Davidson, Inc.	42,501	1,238
Harman International Industries, Inc.	12,621	475
Hasbro, Inc.	24,425	724
Home Depot, Inc.	319,612	8,745
Host Hotels & Resorts, Inc.	109,565	1,153
International Game Technology	53,619	1,013
Interpublic Group of Cos., Inc. (a)	100,694	637
JC Penney Co., Inc.	44,010	1,265
Johnson Controls, Inc.	128,586	3,478
KB HOME	14,794	200
Kohl's Corp. (a)	57,833	3,073
Lennar Corp. Class A	25,931	329
Limited Brands	51,267	851
Lowe's Cos., Inc.	281,262	6,134
Macy's, Inc.	78,623	1,282
Marriot International, Inc. Class A	49,351	1,269
Mattel, Inc.	67,076	1,305
McDonald's Corp.	204,925	12,962
McGraw-Hill, Inc.	59,066	1,770
Meredith Corp.	7,889	208
New York Times Co. Class A (a)	22,922	193
Newell Rubbermaid, Inc.	50,693	736
News Corp. Class A	427,609	4,900
NIKE, Inc. Class B	73,852	4,792
Nordstrom, Inc.	32,733	1,095

	Shares	Market Value (000)
O'Reilly Automotive, Inc. (a)	24,600	$954
Office Depot, Inc. (a)	51,256	315
Omnicom Group, Inc.	58,541	2,150
Polo Ralph Lauren Corp.	10,615	816
Priceline.com, Inc. (a)	7,690	1,647
Pulte Homes, Inc.	64,905	593
Radioshack Corp.	26,203	494
Scripps Networks Interactive, Inc. Class A	17,135	678
Sears Holdings Corp. (a)	9,374	665
Snap-On, Inc.	11,612	420
Stanley Works	14,483	703
Staples, Inc.	136,733	3,189
Starbucks Corp. (a)	139,361	3,052
Starwood Hotels & Resorts Worldwide, Inc.	34,647	1,109
Target Corp.	140,816	6,556
Tiffany & Co.	22,880	977
Time Warner Cable, Inc.	66,571	2,789
Time Warner, Inc.	221,991	6,820
TJX Cos., Inc.	80,206	3,078
V.F. Corp.	16,193	1,178
Viacom, Inc. Class B (a)	115,022	3,409
Walt Disney Co.	348,745	10,539
Washington Post Co. Class B	1,260	521
Whirlpool Corp.	13,661	1,013
Wyndham Worldwide Corp.	34,299	637
Wynn Resorts, Ltd.	12,300	794
Yum! Brands, Inc.	88,292	3,114
		177,241
Consumer Staples - 11.4%
Altria Group, Inc.	387,999	7,298
Archer-Daniels-Midland Co.	121,824	3,753
Avon Products, Inc.	79,160	2,711
Brown-Forman Corp. Class B	20,855	1,067
Campbell Soup Co.	37,865	1,324
Clorox Co.	26,043	1,570
Coca-Cola Co.	438,311	25,071
Coca-Cola Enterprises, Inc.	62,501	1,228
Colgate-Palmolive Co.	93,401	7,864
ConAgra Foods, Inc.	82,975	1,841
Constellation Brands, Inc. Class A (a)	37,426	640
Costco Wholesale Corp.	82,689	4,954
CVS Caremark Corp.	270,432	8,386
Dean Foods Co. (a)	33,458	532
Dr Pepper Snapple Group, Inc. (a)	46,200	1,210
Estee Lauder Cos., Inc. Class A	23,252	1,089
General Mills, Inc.	61,732	4,198
H.J. Heinz Co.	59,469	2,525
Hormel Foods Corp.	13,400	503
Kellogg Co.	47,535	2,499
Kimberly-Clark Corp.	78,800	5,199
Kraft Foods, Inc. Class A	276,309	7,344
Kroger Co.	123,176	2,801
Lorillard, Inc.	31,161	2,428
McCormick & Co., Inc.	23,953	855

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

	Shares	Market Value (000)
Molson Coors Brewing Co., Class B	30,962	$1,400
Pepsi Bottling Group, Inc.	26,753	1,015
PepsiCo, Inc.	292,856	18,222
Philip Morris International, Inc.	363,699	17,490
Procter & Gamble Co.	551,719	34,400
Reynolds American, Inc.	30,887	1,543
Safeway, Inc.	76,564	1,723
Sara Lee Corp.	127,334	1,546
SuperValu, Inc.	41,948	580
Sysco Corp.	111,809	3,023
The Hershey Company	30,782	1,089
The J.M. Smucker Co.	22,060	1,303
Tyson Foods, Inc., Class A	57,835	695
Wal-Mart Stores, Inc.	406,202	22,158
Walgreen Co.	185,918	7,230
Whole Foods Market, Inc. (a)	24,833	637
		212,944
Energy - 11.8%
Anadarko Petroleum Corp.	93,326	5,556
Apache Corp.	63,925	6,091
Baker Hughes, Inc.	58,478	2,382
BJ Services Co.	54,048	1,015
Cabot Oil & Gas Corp.	20,300	777
Cameron International Corp. (a)	47,400	1,792
Chesapeake Energy Corp.	121,382	2,903
Chevron Corp. (c)	379,146	29,589
ConocoPhillips	278,630	14,425
Consol Energy, Inc.	33,073	1,519
Denbury Resources, Inc. (a)	47,800	634
Devon Energy Corp.	84,451	5,688
Diamond Offshore Drilling, Inc.	12,900	1,284
El Paso Corp.	130,692	1,249
ENSCO International, Inc.	26,477	1,165
EOG Resources, Inc.	47,817	4,136
EQT Corp.	23,600	971
ExxonMobil Corp. (c)	907,572	68,131
FMC Technologies, Inc. (a)	22,800	1,242
Halliburton Co.	171,534	5,036
Hess Corp.	55,101	3,194
Marathon Oil Corp.	134,477	4,387
Massey Energy Co.	15,800	595
Murphy Oil Corp.	35,941	2,027
Nabors Industries, Ltd. (a)	52,804	1,090
National Oilwell Varco, Inc.	79,257	3,410
Noble Energy, Inc.	32,710	2,134
Occidental Petroleum Corp.	152,244	12,300
Peabody Energy Corp.	50,424	2,242
Pioneer Natural Resources Co.	22,000	910
Questar Corp.	32,468	1,288
Range Resources Corp.	28,700	1,353
Rowan Cos., Inc. (a)	19,620	484
Schlumberger, Ltd.	225,075	14,380
Smith International, Inc.	48,934	1,330
Southwestern Energy Co. (a)	65,200	2,866
Spectra Energy Corp.	121,798	2,364

	Shares	Market Value (000)
Sunoco, Inc.	20,384	$514
Tesoro Corp.	26,365	337
Valero Energy Corp.	105,609	1,678
Williams Cos., Inc.	109,768	2,183
XTO Energy, Inc.	110,252	4,679
		221,330
Financials - 14.4%
AFLAC, Inc.	88,690	4,082
Allstate Corp.	101,506	2,884
American Express Co.	222,964	9,327
American International Group, Inc. (a)	24,133	685
Ameriprise Financial, Inc.	49,707	1,895
AON Corp.	50,647	1,962
Apartment Investment & Management Co. Class A	21,052	284
Assurant, Inc.	20,831	637
AvalonBay Communities, Inc.	14,398	1,040
Bank of America Corp.	1,627,671	25,799
Bank of New York Mellon Corp.	228,985	6,100
BB&T Corp.	129,070	3,214
Boston Properties, Inc.	25,967	1,739
Capital One Financial Corp.	86,163	3,305
CB Richard Ellis Group, Inc. Class A (a)	47,275	540
Charles Schwab Corp.	180,193	3,303
Chubb Corp.	66,275	3,323
Cincinnati Financial Corp.	31,214	797
Citigroup, Inc.	2,446,802	10,056
CME Group, Inc.	12,591	4,133
Comerica, Inc.	26,844	764
Developers Diversified Realty Corp.	1,532	15
Discover Financial Services	100,205	1,549
E*Trade Financial Corp. (a)	305,315	501
Equity Residential	51,257	1,651
Federated Investors, Inc. Class B	18,970	489
Fifth Third Bancorp	148,516	1,497
First Horizon National Corp. (a)	42,665	578
Franklin Resources, Inc.	28,380	3,066
Genworth Financial, Inc. Class A (a)	91,551	986
Goldman Sachs Group, Inc.	96,134	16,310
Hartford Financial Services Group, Inc.	70,597	1,727
HCP, Inc.	54,900	1,718
Health Care REIT, Inc.	23,800	1,060
Hudson City Bancorp, Inc.	92,292	1,227
Huntington Bancshares, Inc.	118,556	453
IntercontinentalExchange, Inc. (a)	13,680	1,461
Invesco Ltd.	78,100	1,738
J.P. Morgan Chase & Co.	743,415	31,588
Janus Capital Group, Inc.	36,007	471
KeyCorp	174,875	1,025
Kimco Realty Corp.	71,369	879
Legg Mason, Inc.	31,242	884
Leucadia National Corp. (a)	35,436	763
Lincoln National Corp.	56,392	1,292
Loews Corp.	68,631	2,431
M & T Bank Corp.	15,937	1,045

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

	Shares	Market Value (000)
Marsh & McLennan Cos., Inc.	98,753	$2,227
Marshall & Ilsley Corp.	105,093	604
Mastercard, Inc. Class A	18,200	4,384
MBIA, Inc. (a)	31,984	111
MetLife, Inc.	155,696	5,323
Moody's Corp.	38,966	905
Morgan Stanley	254,830	8,047
NASDAQ OMX Group, Inc. (a)	28,600	534
Northern Trust Corp.	45,506	2,253
NYSE Euronext	47,300	1,196
Paychex, Inc.	60,338	1,892
People's United Financial Inc.	68,100	1,109
PNC Financial Services Group, Inc.	87,717	5,001
Principal Financial Group, Inc.	58,391	1,483
Progressive Corp. (a)	125,201	2,100
ProLogis	87,391	1,143
Prudential Financial, Inc.	87,939	4,384
Public Storage, Inc.	24,987	1,988
Regions Financial Corp.	227,189	1,331
Simon Property Group, Inc.	53,689	3,901
SLM Corp. (a)	91,354	1,002
State Street Corp. (b)	93,825	3,875
SunTrust Banks, Inc.	93,818	2,217
T. Rowe Price Group, Inc.	48,275	2,362
Torchmark Corp.	15,021	653
Total System Services, Inc.	37,775	653
Travelers Cos., Inc.	108,004	5,658
U.S. Bancorp	358,452	8,649
Unum Group	60,129	1,145
Ventas, Inc.	29,100	1,249
Vornado Realty Trust	28,721	1,880
Wells Fargo Co.	878,849	24,643
Western Union Co.	132,485	2,444
XL Capital, Ltd. Class A	66,368	1,215
Zions Bancorp	25,453	335
		270,169
Health Care - 12.2%
Abbott Laboratories	290,506	15,830
Aetna, Inc.	82,350	2,397
Allergan, Inc.	58,292	3,388
AmerisourceBergen Corp.	54,186	1,338
Amgen, Inc. (a)	190,536	10,737
Baxter International, Inc.	114,761	6,260
Becton, Dickinson & Co.	45,297	3,388
Biogen Idec, Inc. (a)	54,531	2,560
Boston Scientific Corp. (a)	284,234	2,379
Bristol-Myers Squibb Co.	371,338	9,399
C.R. Bard, Inc.	17,797	1,463
Cardinal Health, Inc.	67,657	2,181
CareFusion Corp. (a)	36,178	934
Celgene Corp. (a)	87,118	4,831
Cephalon, Inc. (a)	13,300	731
CIGNA Corp.	50,996	1,636
Coventry Health Care, Inc. (a)	26,203	591
DaVita, Inc. (a)	20,300	1,203

	Shares	Market Value (000)
Dentsply International Inc.	26,700	$890
Eli Lilly & Co.	192,575	7,073
Express Scripts, Inc. (a)	52,099	4,470
Forest Laboratories, Inc. (a)	56,502	1,732
Genzyme Corp. (a)	51,092	2,590
Gilead Sciences, Inc. (a)	169,499	7,805
Hospira, Inc. (a)	31,703	1,488
Humana, Inc. (a)	31,607	1,312
Intuitive Surgical, Inc. (a)	7,100	1,992
Johnson & Johnson	520,949	32,736
King Pharmaceuticals, Inc. (a)	48,592	575
Laboratory Corp. of America Holdings (a)	20,222	1,475
Life Technologies Corp. (a)	32,987	1,642
McKesson Corp.	50,355	3,123
Medco Health Solutions, Inc. (a)	90,168	5,695
Medtronic, Inc.	207,478	8,805
Merck & Co., Inc.	573,670	20,773
Millipore Corp. (a)	11,135	758
Mylan Inc. (a)	60,109	1,074
Patterson Cos., Inc. (a)	18,294	470
Pfizer, Inc.	1,524,711	27,704
Quest Diagnostics, Inc.	29,300	1,698
St. Jude Medical, Inc. (a)	65,626	2,409
Stryker Corp.	53,289	2,686
Tenet Healthcare Corp. (a)	73,370	334
UnitedHealth Group, Inc.	221,296	6,345
Varian Medical Systems, Inc. (a)	22,660	1,059
Watson Pharmaceuticals, Inc. (a)	20,646	766
Wellpoint, Inc. (a)	90,238	4,876
Zimmer Holdings, Inc. (a)	39,552	2,340
		227,941
Industrials - 10.3%
3M Co.	131,072	10,150
Amphenol Corp. Class A	31,200	1,286
Avery Dennison Corp.	21,588	811
Boeing Co.	135,988	7,127
Burlington Northern Santa Fe Corp.	49,782	4,894
Caterpillar, Inc.	116,279	6,790
CH Robinson Worldwide, Inc.	31,561	1,759
Cintas Corp.	25,088	705
CSX Corp.	74,338	3,530
Cummins, Inc.	37,058	1,664
Danaher Corp.	49,086	3,481
Deere & Co.	80,237	4,294
Dover Corp.	36,795	1,504
Eaton Corp.	31,195	1,993
Emerson Electric Co.	143,048	5,924
Equifax, Inc.	25,683	736
Expeditors International Washington, Inc.	38,620	1,233
Fastenal Co.	25,500	946
FedEx Corp.	59,400	5,016
First Solar, Inc. (a)	8,670	1,033
Flir Systems, Inc. (a)	28,900	829
Flowserve Corp.	10,400	1,034
Fluor Corp.	34,960	1,485

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

	Shares	Market Value (000)
General Dynamics Corp.	73,161	$4,821
General Electric Co. (c)	2,008,833	32,182
Goodrich Co.	24,445	1,451
Honeywell International, Inc.	143,081	5,504
Illinois Tool Works, Inc.	72,971	3,549
Iron Mountain, Inc. (a)	32,200	773
ITT Industries, Inc.	34,192	1,768
Jacobs Engineering Group, Inc. (a)	22,300	780
L-3 Communications Holdings, Inc.	21,803	1,709
Leggett & Platt, Inc.	27,098	527
Lockheed Martin Corp.	61,352	4,738
Masco Corp.	64,323	874
Monster Worldwide, Inc. (a)	22,609	330
Norfolk Southern Corp.	69,655	3,580
Northrop Grumman Corp.	60,211	3,300
PACCAR, Inc.	68,674	2,546
Pall Corp.	21,509	685
Parker-Hannifin Corp.	29,403	1,587
Pitney Bowes, Inc.	40,027	922
Precision Castparts Corp.	26,007	2,696
Quanta Services, Inc. (a)	39,800	746
R.R. Donnelley & Sons Co.	41,709	858
Raytheon Co.	73,782	3,802
Republic Services, Inc.	60,403	1,703
Robert Half International, Inc.	30,640	684
Rockwell Automation, Inc.	26,305	1,144
Rockwell Collins, Inc.	30,531	1,632
Ryder Systems, Inc.	11,321	459
Southwest Airlines Co.	134,786	1,240
Stericycle, Inc. (a)	17,100	936
Textron, Inc.	49,939	1,001
Thermo Fisher Scientific, Inc. (a)	77,324	3,652
Union Pacific Corp.	95,968	6,071
United Parcel Service, Inc. Class B	186,646	10,727
United Technologies Corp.	176,678	11,880
W.W. Grainger, Inc.	11,569	1,130
Waste Management, Inc.	93,239	3,062
		193,273
Information Technology - 17.7%
Adobe Systems, Inc. (a)	99,557	3,492
Advanced Micro Devices, Inc. (a)	114,986	806
Affiliated Computer Services, Inc. Class A (a)	18,737	1,034
Agilent Technologies, Inc. (a)	64,768	1,873
Akamai Technologies, Inc. (a)	34,224	821
Altera Corp.	58,354	1,227
Analog Devices, Inc.	53,269	1,598
Apple Inc. (a)	169,284	33,842
Applied Materials, Inc.	252,607	3,110
Autodesk, Inc. (a)	41,576	975
Automatic Data Processing, Inc.	95,317	4,142
BMC Software, Inc. (a)	34,221	1,325
Broadcom Corp. Class A (a)	81,359	2,376
CA, Inc.	78,299	1,730
CIENA Corp. (a)	22,029	268
Cisco Systems, Inc. (a)	1,085,119	25,392

	Shares	Market Value (000)
Citrix Systems, Inc. (a)	33,367	$1,274
Cognizant Technology Solutions Corp. Class A (a)	55,284	2,429
Computer Sciences Corp. (a)	27,744	1,535
Compuware Corp. (a)	51,350	356
Convergys Corp. (a)	29,335	328
Corning, Inc.	295,376	4,927
Dell, Inc. (a)	327,150	4,619
Dun & Bradstreet Corp.	9,400	739
Electronic Arts, Inc. (a)	60,100	1,015
EMC Corp. (a)	385,084	6,481
Fidelity National Information Services, Inc.	58,077	1,313
Fiserv, Inc. (a)	28,852	1,334
Google, Inc. Class A (a)	45,290	26,404
Harris Corp.	23,700	1,040
Hewlett-Packard Co.	445,916	21,877
IMS Health, Inc.	34,832	744
Intel Corp.	1,052,756	20,213
International Business Machines Corp.	247,842	31,315
Intuit, Inc. (a)	60,663	1,772
Jabil Circuit, Inc.	31,651	421
Juniper Networks, Inc. (a)	98,893	2,584
KLA-Tencor Corp.	34,105	1,065
Lexmark International Group, Inc. Class A (a)	15,842	399
Linear Technology Corp.	43,763	1,180
LSI Corp. (a)	114,762	607
McAfee, Inc. (a)	31,200	1,190
MEMC Electronic Materials, Inc. (a)	45,478	548
Microchip Technology, Inc.	37,089	974
Micron Technology, Inc. (a)	153,662	1,156
Microsoft Corp. (c)	1,464,735	43,078
Molex, Inc.	23,305	433
Motorola, Inc.	435,465	3,488
National Semiconductor Corp.	42,096	615
NetApp, Inc. (a)	61,857	1,906
Novell, Inc. (a)	68,720	269
Novellus Systems, Inc. (a)	20,030	414
NVIDIA Corp. (a)	108,256	1,414
Oracle Corp.	734,062	16,208
PerkinElmer, Inc.	21,118	398
QLogic Corp. (a)	24,322	436
QUALCOMM, Inc.	312,311	14,054
Red Hat, Inc. (a)	37,200	993
Salesforce.com, Inc. (a)	21,200	1,329
SanDisk Corp. (a)	40,667	802
Sun Microsystems, Inc. (a)	139,841	1,190
Symantec Corp. (a)	153,863	2,731
Tellabs, Inc. (a)	73,830	414
Teradata Corp. (a)	33,520	982
Teradyne, Inc. (a)	39,449	350
Texas Instruments, Inc.	240,099	6,072
VeriSign, Inc. (a)	37,521	842
Waters Corp. (a)	17,265	1,015
Western Digital Corp. (a)	42,000	1,547
Xerox Corp.	161,834	1,246
Xilinx, Inc.	51,202	1,159

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

	Shares	Market Value (000)
Yahoo!, Inc. (a)	226,119	$3,385
		330,620
Materials - 3.6%
Air Products & Chemicals, Inc.	39,809	3,301
Airgas, Inc.	16,600	768
AK Steel Holding Corp.	20,000	400
Alcoa, Inc.	180,249	2,257
Allegheny Technologies, Inc.	20,328	692
Ball Corp.	17,262	853
Bemis Co., Inc.	21,162	620
CF Industries Holdings, Inc.	9,750	832
Dow Chemical Co.	217,628	6,046
E.I. Du Pont de Nemours & Co.	172,012	5,948
Eastman Chemical Co.	14,204	854
Ecolab, Inc.	43,666	1,961
FMC Corp.	14,800	829
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	78,452	6,496
International Flavors & Fragrances, Inc.	16,031	653
International Paper Co.	81,411	2,072
MeadWestvaco Corp.	34,920	956
Monsanto Co.	102,255	8,257
Newmont Mining Corp.	93,106	4,994
Nucor Corp.	59,354	2,517
Owens-Illinois, Inc. (a)	30,400	950
Pactiv Corp. (a)	27,715	675
Plum Creek Timber Co., Inc.	29,311	1,011
PPG Industries, Inc.	30,971	1,840
Praxair, Inc.	58,311	4,783
Sealed Air Corp.	29,692	662
Sherwin-Williams Co.	17,696	1,077
Sigma-Aldrich Corp.	23,634	1,261
Titanium Metals Corp.	16,600	162
United States Steel Corp.	25,878	1,156
Vulcan Materials Co.	22,561	1,094
Weyerhaeuser Co.	39,537	1,539
		67,516
Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	74,600	3,053
AT&T, Inc.	1,115,450	30,050
CenturyTel, Inc.	55,873	1,988
Frontier Communications Corp.	60,384	477
JDS Uniphase Corp. (a)	42,723	316
MetroPCS Communications, Inc. (a)	51,700	326
Qwest Communications International, Inc.	273,890	1,000
Sprint Nextel Corp. (a)	527,165	1,956
Verizon Communications, Inc.	533,866	16,795
Windstream Corp.	90,013	893
		56,854
Utilities - 3.4%
AES Corp. (a)	125,095	1,594
Allegheny Energy, Inc.	33,059	727
Ameren Corp.	44,660	1,161
American Electric Power Co., Inc.	90,152	2,902

	Shares	Market Value (000)
CenterPoint Energy, Inc.	74,711	$991
CMS Energy Corp.	45,756	651
Consolidated Edison, Inc.	51,752	2,221
Constellation Energy Group, Inc.	37,314	1,187
Dominion Resources, Inc.	112,962	4,109
DTE Energy Co.	29,884	1,199
Duke Energy Corp.	246,020	4,104
Dynegy, Inc. Class A (a)	82,690	150
Edison International	61,319	2,088
Entergy Corp.	36,298	2,855
Exelon Corp.	125,421	6,043
FirstEnergy Corp.	57,507	2,477
FPL Group, Inc.	78,021	4,055
Integrys Energy Group, Inc.	14,716	567
Nicor, Inc.	9,400	368
NiSource, Inc.	48,582	692
Northeast Utilities	32,000	771
Pepco Holdings, Inc.	41,700	680
PG&E Corp.	70,126	2,969
Pinnacle West Capital Corp.	20,160	707
PPL Corp.	70,875	2,163
Progress Energy, Inc.	52,481	2,051
Public Service Enterprise Group, Inc.	95,724	3,002
SCANA Corp.	21,300	750
Sempra Energy	46,286	2,460
Southern Co.	151,343	4,857
TECO Energy, Inc.	42,151	622
Wisconsin Energy Corp.	22,800	1,028
Xcel Energy, Inc.	85,351	1,734
		63,935
Total Common Stocks (Cost $1,348,606,221)		1,821,823
	Par Amount (000)
U.S. Government Securities - 0.3%
United States Treasury Bill (c)(d)(e) 0.1% due 12/10/09	$4,815	4,815
Total U.S. Government Securities (Cost $4,814,850)		4,815
	Shares (000)
Money Market Fund - 2.1%
AIM Short Term Investment Prime Portfolio	38,050	38,050
Federated Money Market Obligations Trust	576	576
Total Money Market Fund (Cost $38,625,902)		38,626
Total Investments (f)† - 99.7% (identified cost $1,392,046,973 (g))		1,865,264
Other Assets in Excess of Liabilities - 0.3%		5,000
Net Assets - 100.0%		$1,870,264

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  All or part of this security has been designated as collateral for futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e)  Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(f)  Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009 was $618,587,441 and $145,370,302, respectively, resulting in net unrealized appreciation of investment of $473,217,139.

†  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three tier hierarchy of inputs is summarized below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,860,449,262	$2,514,928
Level 2 - Other Significant Observable Inputs	4,814,850	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,865,264,112	$2,514,928

*  Other financial instruments include futures contracts.

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2009	874	$2,515
Total unrealized appreciation on open futures contracts purchased		$2,515

11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2009 (Unaudited)

The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio's use of derivative instruments and hedging activities at November 30, 2009:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$229	$-	$-	$229

Transactions in derivative instruments during the eleven months ended November 30, 2009, were as follows:

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$8,790	$-	$-	$8,790

Change in Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$1,564	$-	$-	$1,564

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at November 30, 2009 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/08	Shares purchased for the 11 months ended 11/30/09	Shares sold for the 11 months ended 11/30/09	Number of shares held at 11/30/09	Value at 11/30/09 (000)	Income earned for the 11 months ended 11/30/09 (000)	Realized loss on shares sold (000)
State Street Corp.	81,725	24,400	12,300	93,825	$3,875	$22	$(340)

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

12

IQR-11/09

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Quarterly Report

November 30, 2009

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.8%
Consumer Discretionary - 8.8%
Advance Auto Parts, Inc.	5,186	204
Barnes & Noble, Inc.	4,400	103
Best Buy Co., Inc.	6,023	258
Big Lots, Inc. (Æ)	1,700	39
Black & Decker Corp.	600	36
Brink's Home Security Holdings, Inc. (Æ)	400	13
Coach, Inc.	1,700	59
Comcast Corp. Class A	53,304	782
DIRECTV (Æ)(Ñ)	6,684	211
Expedia, Inc. (Æ)	5,003	127
Federal Mogul Corp. (Æ)	800	11
Ford Motor Co. (Æ)	49,212	437
Gannett Co., Inc. (Ñ)	12,100	120
Gap, Inc. (The)	18,228	390
Garmin, Ltd. (Ñ)	2,400	72
Home Depot, Inc.	15,928	436
Interpublic Group of Cos., Inc. (Æ)	14,843	94
Jarden Corp.	651	18
JC Penney Co., Inc.	2,759	79
Lowe's Cos., Inc.	19,902	434
Macy's, Inc.	26,199	427
McDonald's Corp.	11,900	753
McGraw-Hill Cos., Inc. (The)	4,644	139
Newell Rubbermaid, Inc. (Ñ)	600	9
PetSmart, Inc.	700	18
RadioShack Corp.	14,273	269
Scripps Networks Interactive, Inc.	900	36
Service Corp. International	9,400	73
Sherwin-Williams Co. (The)	200	12
Signet Jewelers, Ltd. (Æ)	300	8
Target Corp.	12,109	564
Time Warner Cable, Inc.	831	35
Time Warner, Inc.	24,779	761
TJX Cos., Inc.	12,209	469
TRW Automotive Holdings Corp. (Æ)(Ñ)	12,075	263
Viacom, Inc. Class B (Æ)	11,843	351
Walt Disney Co. (The)	3,574	108
Whirlpool Corp.	600	44
		8,262
Consumer Staples - 11.3%
Archer-Daniels-Midland Co.	19,724	608
Brown-Forman Corp. Series Class B (Ñ)	898	46
Campbell Soup Co.	4,824	169
Coca-Cola Co. (The)	15,056	861
Coca-Cola Enterprises, Inc.	23,806	468
Colgate-Palmolive Co.	9,116	767
CVS Caremark Corp.	1,737	54
Dr Pepper Snapple Group, Inc.	11,700	306
Kellogg Co.	3,478	183

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp.	10,585	698
Kraft Foods, Inc. Class A	4,052	108
Pepsi Bottling Group, Inc.	4,537	172
PepsiCo, Inc.	20,305	1,263
Philip Morris International, Inc.	21,830	1,050
Procter & Gamble Co. (The)	21,111	1,316
Reynolds American, Inc.	10,592	529
Sara Lee Corp.	40,659	494
Wal-Mart Stores, Inc.	29,050	1,585
		10,677
Energy - 11.5%
Anadarko Petroleum Corp.	6,508	388
Cameron International Corp. (Æ)	987	37
Chevron Corp.	20,607	1,608
ConocoPhillips	22,610	1,171
El Paso Corp.	45,549	436
Exxon Mobil Corp.	41,281	3,099
Halliburton Co.	22,135	650
National Oilwell Varco, Inc.	3,648	157
Occidental Petroleum Corp.	12,084	976
Oil States International, Inc. (Æ)	5,475	196
Patterson-UTI Energy, Inc.	4,900	75
SandRidge Energy, Inc. (Æ)(Ñ)	3,300	31
Schlumberger, Ltd.	5,308	339
Spectra Energy Corp.	18,647	362
Whiting Petroleum Corp. (Æ)	1,837	114
Williams Cos., Inc. (The)	27,809	553
XTO Energy, Inc.	15,411	654
		10,846
Financials - 13.8%
Affiliated Managers Group, Inc. (Æ)(Ñ)	200	13
Aflac, Inc.	1,918	88
American Express Co.	8,059	337
Ameriprise Financial, Inc.	7,495	286
Annaly Capital Management, Inc. (ö)	9,708	179
AON Corp.	600	23
Arch Capital Group, Ltd. (Æ)	2,732	191
Aspen Insurance Holdings, Ltd.	3,200	83
Assurant, Inc.	3,248	99
Bancorpsouth, Inc. (Ñ)	2,714	63
Bank of America Corp.	81,207	1,287
Bank of Hawaii Corp.	2,600	119
Bank of New York Mellon Corp. (The)	12,209	325
BOK Financial Corp.	600	28
Brandywine Realty Trust (ö)	944	9
Chimera Investment Corp. (ö)	45,076	182
Citigroup, Inc.	120,230	494
CME Group, Inc. Class A	51	17
Commerce Bancshares, Inc. City MO	2,520	101
Digital Realty Trust, Inc. (ö)(Ñ)	3,045	148

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Endurance Specialty Holdings, Ltd. (Ñ)	4,939	185
First Citizens BancShares, Inc. Class A	58	9
Franklin Resources, Inc.	3,100	335
Goldman Sachs Group, Inc. (The)	5,986	1,016
HCP, Inc. (ö)(Ñ)	368	11
HRPT Properties Trust (ö)	11,200	69
Hudson City Bancorp, Inc.	18,594	247
Invesco, Ltd.	12,262	273
JPMorgan Chase & Co.	42,241	1,795
Lincoln National Corp.	1,100	25
Loews Corp.	1,804	64
MetLife, Inc.	12,946	443
Moody's Corp. (Ñ)	347	8
Morgan Stanley	7,839	248
PartnerRe, Ltd. - ADR	1,633	126
PNC Financial Services Group, Inc.	1,066	61
Principal Financial Group, Inc.	9,676	246
Prudential Financial, Inc.	7,493	373
Reinsurance Group of America, Inc.	500	23
SEI Investments Co.	9,431	165
Senior Housing Properties Trust (ö)	9,317	193
Simon Property Group, Inc. (ö)	155	11
SLM Corp. (Æ)	12,858	141
Transatlantic Holdings, Inc.	1,400	76
Travelers Cos., Inc. (The)	9,132	478
Unum Group	11,706	223
US Bancorp	26,753	645
Validus Holdings, Ltd.	4,700	125
Wells Fargo & Co.	47,711	1,338
		13,024
Health Care - 12.3%
Abbott Laboratories	6,867	374
AmerisourceBergen Corp. Class A	17,400	430
Amgen, Inc. (Æ)	6,023	339
Baxter International, Inc.	13,351	728
Beckman Coulter, Inc.	600	39
Biogen Idec, Inc. (Æ)	11,739	551
Bristol-Myers Squibb Co.	5,174	131
Cardinal Health, Inc.	5,300	171
CareFusion Corp. (Æ)	18,635	481
Community Health Systems, Inc. (Æ)(Ñ)	4,162	127
Eli Lilly & Co.	21,440	788
Gilead Sciences, Inc. (Æ)	4,204	194
Hill-Rom Holdings, Inc.	1,700	38
Hospira, Inc. (Æ)	8,060	378
Johnson & Johnson	29,057	1,826
Kinetic Concepts, Inc. (Æ)(Ñ)	5,611	189
Life Technologies Corp. (Æ)	2,371	118
McKesson Corp.	7,339	455
Medco Health Solutions, Inc. (Æ)	6,411	405
Merck & Co., Inc.	18,219	660
Pfizer, Inc.	101,836	1,850

	Principal Amount ($) or Shares	Market Value $
Tenet Healthcare Corp. (Æ)	4,500	21
Thermo Fisher Scientific, Inc. (Æ)	200	10
UnitedHealth Group, Inc.	21,292	610
WellPoint, Inc. (Æ)	12,427	671
		11,584
Industrials - 10.2%
3M Co.	7,988	619
Brink's Co. (The)	3,266	73
Corrections Corp. of America (Æ)	1,082	27
Crane Co.	1,600	45
CSX Corp.	12,930	614
FedEx Corp.	8,440	713
Gardner Denver, Inc.	284	11
General Dynamics Corp.	1,826	120
General Electric Co.	114,603	1,836
Harsco Corp.	6,308	196
Hertz Global Holdings, Inc. (Æ)(Ñ)	22,947	225
Honeywell International, Inc.	2,565	99
Illinois Tool Works, Inc.	10,555	513
ITT Corp.	9,928	513
KBR, Inc.	17,733	330
L-3 Communications Holdings, Inc.	4,217	330
Lockheed Martin Corp.	4,687	362
McDermott International, Inc. (Æ)	2,346	49
Norfolk Southern Corp.	2,252	116
Northrop Grumman Corp.	1,327	73
Oshkosh Corp.	1,900	76
Raytheon Co.	7,963	410
RR Donnelley & Sons Co.	19,365	399
Ryder System, Inc.	1,100	45
Timken Co.	13,673	337
United Parcel Service, Inc. Class B	4,821	277
United Technologies Corp.	11,068	744
Waste Management, Inc. (Ñ)	10,393	341
WW Grainger, Inc. (Ñ)	1,200	117
		9,610
Information Technology - 20.9%
Amdocs, Ltd. (Æ)	8,809	233
Apple, Inc. (Æ)	6,653	1,330
Arrow Electronics, Inc. (Æ)	8,843	232
Avnet, Inc. (Æ)	12,783	348
Broadridge Financial Solutions, Inc.	1,700	37
CA, Inc.	10,640	235
Cisco Systems, Inc. (Æ)	62,257	1,457
Computer Sciences Corp. (Æ)	1,585	88
Convergys Corp. (Æ)	24,947	279
Corning, Inc.	41,378	690
eBay, Inc. (Æ)	11,861	290
EMC Corp. (Æ)	1,256	21
Global Payments, Inc.	4,700	241
Google, Inc. Class A (Æ)	1,869	1,090

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Harris Corp.	2,181	96
Hewitt Associates, Inc. Class A (Æ)	3,000	121
Hewlett-Packard Co.	31,618	1,551
IAC/InterActiveCorp (Æ)(Ñ)	16,480	321
Ingram Micro, Inc. Class A (Æ)(Ñ)	16,671	283
Intel Corp.	75,461	1,449
International Business Machines Corp.	16,139	2,039
Jabil Circuit, Inc.	26,718	356
Lender Processing Services, Inc.	3,048	127
Microsoft Corp.	90,031	2,648
Molex, Inc. (Ñ)	3,706	69
NeuStar, Inc. Class A (Æ)	800	19
Oracle Corp.	26,388	583
QUALCOMM, Inc.	6,866	309
SAIC, Inc. (Æ)(Ñ)	19,715	351
Sun Microsystems, Inc. (Æ)	6,111	52
Symantec Corp. (Æ)	23,937	425
Synopsys, Inc. (Æ)(Ñ)	7,982	179
Tech Data Corp. (Æ)(Ñ)	4,546	191
Texas Instruments, Inc.	22,958	581
Visa, Inc.	844	68
Vishay Intertechnology, Inc. (Æ)	57,745	419
Western Digital Corp. (Æ)	13,757	507
Western Union Co. (The)	13,849	255
Yahoo!, Inc. (Æ)	14,331	215
		19,785
Materials - 3.5%
Aptargroup, Inc.	1,500	54
Ashland, Inc.	961	34
Ball Corp.	2,724	135
Celanese Corp. Class A	14,545	433
CF Industries Holdings, Inc.	1,110	95
Eastman Chemical Co. (Ñ)	8,010	482
EI du Pont de Nemours & Co.	19,887	688
International Paper Co.	22,206	565
Lubrizol Corp.	5,904	428
MeadWestvaco Corp.	5,809	159
Owens-Illinois, Inc. (Æ)	3,066	96
Pactiv Corp. (Æ)	4,005	97
Reliance Steel & Aluminum Co.	1,639	67
Sonoco Products Co.	406	11
		3,344
Telecommunication Services - 3.6%
AT&T, Inc.	72,425	1,951
CenturyTel, Inc.	3,795	135
Qwest Communications International, Inc.	19,300	71
Sprint Nextel Corp. (Æ)	11,324	42

	Principal Amount ($) or Shares	Market Value $
Telephone & Data Systems, Inc.	800	24
Verizon Communications, Inc.	37,504	1,180
		3,403
Utilities - 3.9%
AES Corp. (The) (Æ)	24,967	318
American Electric Power Co., Inc.	9,297	299
CMS Energy Corp. (Ñ)	18,246	260
DPL, Inc.	7,038	189
DTE Energy Co.	200	8
Duke Energy Corp.	32,038	534
Energen Corp.	3,200	139
MDU Resources Group, Inc.	18,945	428
NiSource, Inc.	23,690	338
NV Energy, Inc.	35,034	408
Oneok, Inc.	3,833	153
PG&E Corp.	3,152	134
Progress Energy, Inc.	3,835	150
Public Service Enterprise Group, Inc.	9,211	289
Sempra Energy	1,216	65
		3,712
Total Common Stocks (cost $77,425)		94,247
Short-Term Investments - 0.0%
AIM Short-Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	131	—	±
United States Treasury Bills (ç)(ÿ) 0.125% due 12/10/09	10	10
0.050% due 12/10/09	25	25
Total Short-Term Investments (cost $35)		35
Other Securities - 4.4%
State Street Navigator Securities Prime Lending Portfolio (d)	4,201,087	4,201
Total Other Securities (cost $4,201)		4,201
Total Investments - 104.2% (identified cost $81,661)		98,483
Other Assets and Liabilities, Net - (4.2%)		(3,936)
Net Assets - 100.0%		94,547

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME)	1	USD	55	12/09	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1)

Presentation of Portfolio Holdings — November 30, 2009

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$8,262	$—	$—	$8,262
Consumer Staples	10,677	—	—	10,677
Energy	10,846	—	—	10,846
Financials	13,024	—	—	13,024
Health Care	11,584	—	—	11,584
Industrials	9,610	—	—	9,610
Information Technology	19,785	—	—	19,785
Materials	3,344	—	—	3,344
Telecommunication Services	3,403	—	—	3,403
Utilities	3,712	—	—	3,712
Short-Term Investments	—	35	—	35
Other Securities	4,201	—	—	4,201
Total Investments	$98,448	$35	$—	$98,483
Futures Contracts	(1)	—	—	(1)
Total Other Financial Instruments*	$(1)	$—	$—	$(1)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 16.6%
American Greetings Corp. Class A (Ñ)	2,500	52
Asbury Automotive Group, Inc. (Æ)	4,011	43
Big 5 Sporting Goods Corp. (Ñ)	3,530	58
Bridgepoint Education, Inc. (Æ)(Ñ)	1,600	26
Carrols Restaurant Group, Inc. (Æ)(Ñ)	1,500	10
Carter's, Inc. (Æ)	670	15
Central Garden and Pet Co. (Æ)	5,700	47
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	4,059	76
Cooper Tire & Rubber Co.	3,000	54
Core-Mark Holding Co., Inc. (Æ)(Ñ)	1,670	50
Cracker Barrel Old Country Store, Inc. (Ñ)	1,500	56
CROCS, Inc. (Æ)(Ñ)	6,591	32
Dillard's, Inc. Class A (Ñ)	3,900	66
DSW, Inc. Class A (Æ)(Ñ)	2,000	47
Finish Line, Inc. (The) Class A	6,603	58
Harte-Hanks, Inc. (Ñ)	4,710	45
Helen of Troy, Ltd. (Æ)	2,400	49
HSN, Inc. (Æ)(Ñ)	3,010	54
inVentiv Health, Inc. (Æ)	2,500	40
Jo-Ann Stores, Inc. (Æ)	2,299	77
Jones Apparel Group, Inc. (Ñ)	3,600	61
La-Z-Boy, Inc. (Æ)(Ñ)	5,700	54
Lithia Motors, Inc. Class A (Æ)(Ñ)	3,520	26
LodgeNet Interactive Corp. (Æ)(Ñ)	900	4
Oxford Industries, Inc. (Ñ)	3,130	67
PC Mall, Inc. (Æ)(Ñ)	600	3
Retail Ventures, Inc. (Æ)(Ñ)	3,600	28
Scholastic Corp.	2,260	57
Stage Stores, Inc.	3,700	45
Standard Motor Products, Inc. (Æ)(Ñ)	4,020	36
Stein Mart, Inc. (Æ)(Ñ)	4,220	43
Steven Madden, Ltd. (Æ)	1,300	46
Tempur-Pedic International, Inc. (Æ)(Ñ)	4,158	90
Tupperware Brands Corp. (Ñ)	2,120	99
Unifirst Corp.	1,180	52
Valassis Communications, Inc. (Æ)(Ñ)	3,428	51
Warnaco Group, Inc. (The) (Æ)	1,400	57
Wolverine World Wide, Inc.	2,400	61
		1,835
Consumer Staples - 4.0%
Andersons, Inc. (The)	1,570	41
Bare Escentuals, Inc. (Æ)(Ñ)	2,800	36
Chiquita Brands International, Inc. (Æ)	2,400	41
Coca-Cola Bottling Co. Consolidated (Ñ)	957	45
Fresh Del Monte Produce, Inc. (Æ)	2,500	54
J&J Snack Foods Corp.	700	25
Lancaster Colony Corp. (Ñ)	1,287	62

	Principal Amount ($) or Shares	Market Value $
Nu Skin Enterprises, Inc. Class A (Ñ)	3,040	81
TreeHouse Foods, Inc. (Æ)(Ñ)	1,700	59
		444
Energy - 3.6%
Berry Petroleum Co. Class A (Ñ)	1,200	33
CARBO Ceramics, Inc.	700	41
Complete Production Services, Inc. (Æ)(Ñ)	5,500	57
Gulfport Energy Corp. (Æ)(Ñ)	6,000	57
ION Geophysical Corp. (Æ)(Ñ)	5,100	28
Stone Energy Corp. (Æ)	3,000	57
T-3 Energy Services, Inc. (Æ)	600	15
Willbros Group, Inc. (Æ)	2,100	33
World Fuel Services Corp. (Ñ)	1,438	76
		397
Financials - 18.9%
1st Source Corp. (Ñ)	560	8
Advance America Cash Advance Centers, Inc. (Ñ)	9,510	60
Agree Realty Corp. (ö)	1,200	30
Alexander's, Inc. (Æ)(ö)(Ñ)	93	26
Alliance Financial Corp. (Ñ)	300	8
Allied World Assurance Co. Holdings, Ltd.	998	48
American Physicians Service Group, Inc. (Ñ)	700	16
Ares Capital Corp. (Ñ)	4,900	57
Bank of Kentucky Financial Corp.	100	2
Bank of Marin Bancorp	810	26
Bank of the Ozarks, Inc. (Ñ)	1,800	48
BGC Partners, Inc. Class A (Ñ)	8,600	36
Calamos Asset Management, Inc. Class A	4,119	43
Camden National Corp. (Ñ)	500	15
Capstead Mortgage Corp. (ö)	1,500	21
Cardinal Financial Corp.	5,980	51
Cash America International, Inc. (Ñ)	1,700	55
Cedar Shopping Centers, Inc. (ö)(Ñ)	2,400	15
Community Bank System, Inc. (Ñ)	3,205	60
Credit Acceptance Corp. (Æ)	1,300	45
CVB Financial Corp. (Ñ)	3,400	26
Dime Community Bancshares	2,900	33
DuPont Fabros Technology, Inc. (Æ)(ö)(Ñ)	4,526	73
Entertainment Properties Trust (ö)	1,800	57
FBL Financial Group, Inc. Class A (Ñ)	1,500	26
First Bancorp (Ñ)	2,550	33
First Cash Financial Services, Inc. (Æ)(Ñ)	1,831	35
First Defiance Financial Corp.	400	4
First Financial Bancorp (Ñ)	800	11
Getty Realty Corp. (ö)(Ñ)	2,706	62
GFI Group, Inc. (Ñ)	7,970	39
Great Southern Bancorp, Inc. (Ñ)	100	2

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Home Bancorp, Inc. (Æ)(Ñ)	1,300	16
International Bancshares Corp. (Ñ)	3,500	59
Lakeland Financial Corp.	900	15
LTC Properties, Inc. (ö)	800	21
Maiden Holdings, Ltd.	3,700	28
MCG Capital Corp. (Æ)(Ñ)	5,700	23
Medical Properties Trust, Inc. (ö)(Ñ)	5,500	53
MFA Financial, Inc. (ö)	5,880	45
National Bankshares, Inc. (Ñ)	200	5
National Financial Partners Corp. (Æ)(Ñ)	5,773	50
National Health Investors, Inc. (ö)(Ñ)	1,600	53
National Retail Properties, Inc. (ö)(Ñ)	1,600	32
Nelnet, Inc. Class A (Ñ)	3,760	65
NorthStar Realty Finance Corp. (ö)(Ñ)	5,800	20
OceanFirst Financial Corp.	2,400	24
Online Resources Corp. (Æ)(Ñ)	4,400	24
Platinum Underwriters Holdings, Ltd. (Ñ)	2,527	89
Prosperity Bancshares, Inc. (Ñ)	2,292	91
RAIT Financial Trust (Æ)(ö)(Ñ)	3,500	5
Republic Bancorp, Inc. Class A	1,700	32
Rewards Network, Inc. (Ñ)	500	6
S&T Bancorp, Inc.	700	11
Simmons First National Corp. Class A	1,200	30
Southside Bancshares, Inc.	1,500	31
Sterling Bancorp Class N (Ñ)	1,200	8
SVB Financial Group (Æ)(Ñ)	1,500	57
TowneBank (Ñ)	1,019	12
United Financial Bancorp, Inc.	2,500	32
Universal Insurance Holdings, Inc. (Ñ)	6,048	33
Wintrust Financial Corp. (Ñ)	1,860	48
		2,089
Health Care - 14.1%
Accelrys, Inc. (Æ)(Ñ)	1,900	10
Acorda Therapeutics, Inc. (Æ)	900	22
Allied Healthcare International, Inc. (Æ)(Ñ)	2,000	6
Amedisys, Inc. (Æ)(Ñ)	1,470	54
American Dental Partners, Inc. (Æ)(Ñ)	1,400	17
American Medical Systems Holdings, Inc. (Æ)(Ñ)	4,580	80
AMN Healthcare Services, Inc. (Æ)	4,900	39
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	5,090	18
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	3,800	9
Atrion Corp. (Ñ)	228	31
AVANIR Pharmaceuticals, Inc. Class A (Æ)(Ñ)	4,300	7
AVI BioPharma, Inc. (Æ)(Ñ)	8,500	12
BioCryst Pharmaceuticals, Inc. (Æ)(Ñ)	1,720	14
Bruker Corp. (Æ)(Ñ)	5,290	60
Cambrex Corp. (Æ)(Ñ)	2,000	11
Cornerstone Therapeutics, Inc. (Æ)(Ñ)	988	5

	Principal Amount ($) or Shares	Market Value $
Corvel Corp. (Æ)(Ñ)	719	21
Cytori Therapeutics, Inc. (Æ)(Ñ)	2,900	17
Dyax Corp. (Æ)(Ñ)	2,600	10
Emergency Medical Services Corp. Class A (Æ)	1,493	72
Emergent Biosolutions, Inc. (Æ)	1,700	24
Exelixis, Inc. (Æ)(Ñ)	1,882	13
Gentiva Health Services, Inc. (Æ)(Ñ)	2,253	53
Healthsouth Corp. (Æ)(Ñ)	3,920	69
Healthspring, Inc. (Æ)	3,900	65
Human Genome Sciences, Inc. (Æ)(Ñ)	2,450	68
Immunomedics, Inc. (Æ)	4,500	14
Impax Laboratories, Inc. (Æ)(Ñ)	2,900	33
Incyte Corp., Ltd. (Æ)(Ñ)	1,900	16
Inspire Pharmaceuticals, Inc. (Æ)(Ñ)	4,401	26
Invacare Corp. (Ñ)	3,131	78
Kendle International, Inc. (Æ)	1,000	15
Kensey Nash Corp. (Æ)(Ñ)	1,200	28
Medical Action Industries, Inc. (Æ)(Ñ)	1,100	14
Medicis Pharmaceutical Corp. Class A	2,700	64
Micromet, Inc. (Æ)(Ñ)	1,900	13
Nektar Therapeutics (Æ)(Ñ)	2,947	26
NovaMed, Inc. (Æ)(Ñ)	2,600	10
Odyssey HealthCare, Inc. (Æ)	1,400	20
Opko Health, Inc. (Æ)(Ñ)	3,300	6
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	2,600	62
PSS World Medical, Inc. (Æ)(Ñ)	2,940	57
Quidel Corp. (Æ)(Ñ)	3,700	47
Regeneron Pharmaceuticals, Inc. (Æ)(Ñ)	1,000	18
Sciclone Pharmaceuticals, Inc. (Æ)(Ñ)	1,600	3
Sirona Dental Systems, Inc. (Æ)(Ñ)	1,700	49
Spectrum Pharmaceuticals, Inc. (Æ)(Ñ)	3,750	16
STERIS Corp.	2,273	73
SuperGen, Inc. (Æ)(Ñ)	3,500	9
US Physical Therapy, Inc. (Æ)	200	3
Vical, Inc. (Æ)(Ñ)	3,100	9
Viropharma, Inc. (Æ)(Ñ)	2,200	17
Young Innovations, Inc.	700	17
		1,550
Industrials - 13.1%
ACCO Brands Corp. (Æ)(Ñ)	4,100	27
Aircastle, Ltd. (Ñ)	5,600	50
Ampco-Pittsburgh Corp.	500	15
AO Smith Corp. (Ñ)	1,370	57
Apogee Enterprises, Inc. (Ñ)	3,300	45
Avis Budget Group, Inc. (Æ)(Ñ)	5,190	51
AZZ, Inc. (Æ)(Ñ)	1,370	46
Briggs & Stratton Corp. (Ñ)	3,000	57
Celadon Group, Inc. (Æ)(Ñ)	1,200	12
Chart Industries, Inc. (Æ)	2,450	41

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Deluxe Corp. (Ñ)	4,183	54
Dollar Financial Corp. (Æ)(Ñ)	3,140	77
EMCOR Group, Inc. (Æ)(Ñ)	2,600	62
EnerSys (Æ)	3,140	71
Ennis, Inc. (Ñ)	400	6
Esterline Technologies Corp. (Æ)	1,400	57
GenCorp, Inc. (Æ)(Ñ)	5,800	45
Gibraltar Industries, Inc. (Ñ)	3,000	45
GP Strategies Corp. (Æ)(Ñ)	700	4
Hawaiian Holdings, Inc. (Æ)(Ñ)	7,573	47
HNI Corp. (Ñ)	2,550	64
infoGROUP, Inc. (Æ)	2,400	19
International Shipholding Corp. (Ñ)	400	13
Kforce, Inc. (Æ)(Ñ)	1,600	21
Layne Christensen Co. (Æ)	700	18
Lincoln Educational Services Corp. (Æ)	2,759	61
Mine Safety Appliances Co. (Ñ)	900	22
NACCO Industries, Inc. Class A	300	15
Powell Industries, Inc. (Æ)	1,570	55
Spherion Corp. (Æ)(Ñ)	11,342	59
Tennant Co. (Ñ)	2,260	62
Trimas Corp. (Æ)(Ñ)	900	4
Triumph Group, Inc. (Ñ)	1,000	48
Twin Disc, Inc.	400	4
United Stationers, Inc. (Æ)	600	31
VSE Corp. (Ñ)	400	18
Watts Water Technologies, Inc. Class A (Ñ)	1,900	58
		1,441
Information Technology - 19.9%
Actuate Corp. (Æ)(Ñ)	11,729	47
Advent Software, Inc. (Æ)	1,400	53
Applied Micro Circuits Corp. (Æ)(Ñ)	900	7
Applied Signal Technology, Inc. (Ñ)	1,803	36
Arris Group, Inc. (Æ)(Ñ)	6,349	63
Art Technology Group, Inc. (Æ)(Ñ)	13,110	53
Blackbaud, Inc. (Ñ)	2,200	49
Blackboard, Inc. (Æ)	1,000	42
Blue Coat Systems, Inc. (Æ)(Ñ)	2,000	53
Bottomline Technologies, Inc. (Æ)(Ñ)	1,600	26
Brightpoint, Inc. (Æ)(Ñ)	7,940	57
Checkpoint Systems, Inc. (Æ)(Ñ)	3,440	49
Cirrus Logic, Inc. (Æ)(Ñ)	5,200	28
CommVault Systems, Inc. (Æ)	1,900	40
Computer Task Group, Inc. (Æ)(Ñ)	2,500	15
DealerTrack Holdings, Inc. (Æ)(Ñ)	3,000	51
Deltek, Inc. (Æ)	1	—	±
Dynamics Research Corp. (Æ)(Ñ)	1,000	11
Earthlink, Inc. (Ñ)	7,406	61
Epicor Software Corp. (Æ)(Ñ)	1,800	13
Euronet Worldwide, Inc. (Æ)(Ñ)	2,650	56

	Principal Amount ($) or Shares	Market Value $
GSI Commerce, Inc. (Æ)(Ñ)	2,700	60
iGate Corp.	1,600	15
Insight Enterprises, Inc. (Æ)	4,600	47
Jack Henry & Associates, Inc. (Ñ)	1,600	37
JDA Software Group, Inc. (Æ)(Ñ)	2,650	62
Lionbridge Technologies, Inc. (Æ)(Ñ)	6,100	12
Manhattan Associates, Inc. (Æ)	2,700	64
MicroStrategy, Inc. Class A (Æ)	850	74
Netgear, Inc. (Æ)(Ñ)	3,100	62
Netscout Systems, Inc. (Æ)	2,800	35
Novatel Wireless, Inc. (Æ)(Ñ)	5,819	49
Perficient, Inc. (Æ)(Ñ)	1,622	14
Plantronics, Inc. (Ñ)	2,750	64
Polycom, Inc. (Æ)(Ñ)	1,600	34
Quest Software, Inc. (Æ)(Ñ)	3,500	59
Radiant Systems, Inc. (Æ)	3,300	32
Scansource, Inc. (Æ)	2,516	59
Skyworks Solutions, Inc. (Æ)(Ñ)	4,389	54
SRA International, Inc. Class A (Æ)	2,700	49
Syntel, Inc.	1,200	45
Technitrol, Inc.	5,880	30
TeleTech Holdings, Inc. (Æ)	3,140	61
Tessera Technologies, Inc. (Æ)	1,870	44
TIBCO Software, Inc. (Æ)	8,890	76
TNS, Inc. (Æ)(Ñ)	2,640	66
ValueClick, Inc. (Æ)(Ñ)	3,743	35
Virtusa Corp. (Æ)	2,700	24
Volterra Semiconductor Corp. (Æ)(Ñ)	1,400	23
Web.com Group, Inc. (Æ)(Ñ)	4,500	27
Wright Express Corp. (Æ)	2,337	68
		2,191
Materials - 6.7%
A Schulman, Inc.	2,650	43
AEP Industries, Inc. (Æ)(Ñ)	1,470	56
Boise, Inc. (Æ)(Ñ)	6,800	33
Bway Holding Co. (Æ)	1,486	24
Clearwater Paper Corp. (Æ)	1,293	63
Domtar Corp. (Æ)	1,400	79
Innophos Holdings, Inc.	800	20
John Bean Technologies Corp.	4,118	71
Kaiser Aluminum Corp.	600	23
Neenah Paper, Inc. (Ñ)	500	7
Omnova Solutions, Inc. (Æ)(Ñ)	7,000	46
PolyOne Corp. (Æ)(Ñ)	7,500	54
Quaker Chemical Corp.	700	14
Spartech Corp. (Ñ)	4,430	48
Stepan Co.	800	50
Westlake Chemical Corp. (Ñ)	1,900	50
WR Grace & Co. (Æ)(Ñ)	2,800	64
		745

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.0%
Cincinnati Bell, Inc. (Æ)(Ñ)	10,460	31
RCN Corp. (Æ)	3,600	31
USA Mobility, Inc. (Ñ)	4,700	47
		109
Utilities - 1.8%
Avista Corp. (Ñ)	3,000	62
El Paso Electric Co. (Æ)(Ñ)	1,900	38
Nicor, Inc.	1,600	63
NorthWestern Corp. (Ñ)	490	13
Southwest Gas Corp.	900	23
		199
Total Common Stocks (cost $9,865)		11,000

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.7%
Federated Investors Prime Cash Obligations Fund	72,554	73
Total Short-Term Investments (cost $73)		73
Other Securities - 24.3%
State Street Navigator Securities Prime Lending Portfolio (d)	2,684,669	2,685
Total Other Securities (cost $2,685)		2,685
Total Investments - 124.7% (identified cost $12,623)		13,758
Other Assets and Liabilities, Net - (24.7%)		(2,728)
Net Assets - 100.0%		11,030

Presentation of Portfolio Holdings — November 30, 2009

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,835	$—	$—	$1,835
Consumer Staples	444	—	—	444
Energy	397	—	—	397
Financials	2,089	—	—	2,089
Health Care	1,550	—	—	1,550
Industrials	1,441	—	—	1,441
Information Technology	2,191	—	—	2,191
Materials	745	—	—	745
Telecommunication Services	109	—	—	109
Utilities	199	—	—	199
Short-Term Investments	73	—	—	73
Other Securities	2,685	—	—	2,685
Total Investments	$13,758	$—	$—	$13,758

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Apartments - 13.5%
American Campus Communities, Inc. (ö)	39,710	1,070
AvalonBay Communities, Inc. (ö)(Ñ)	33,374	2,411
Equity Residential (ö)	68,727	2,214
Essex Property Trust, Inc. (ö)(Ñ)	18,913	1,508
Home Properties, Inc. (ö)(Ñ)	32,741	1,471
		8,674
Diversified - 7.4%
Vornado Realty Trust (ö)(Ñ)	72,349	4,736
Health Care - 16.3%
BioMed Realty Trust, Inc. (ö)	75,664	1,036
HCP, Inc. (ö)	119,723	3,747
Health Care REIT, Inc. (ö)	57,025	2,541
Ventas, Inc. (ö)(Ñ)	73,303	3,147
		10,471
Hotels/Leisure - 5.9%
Host Hotels & Resorts, Inc. (ö)	244,753	2,575
LaSalle Hotel Properties (ö)(Ñ)	65,513	1,220
		3,795
Industrial - 4.0%
ProLogis (ö)	199,175	2,605
Office - 16.1%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	25,369	1,430
Boston Properties, Inc. (ö)(Ñ)	59,391	3,978
Brookfield Properties Corp. (Ñ)	52,866	595
Corporate Office Properties Trust SBI MD (ö)(Ñ)	50,349	1,722
Douglas Emmett, Inc. (ö)(Ñ)	111,381	1,528
SL Green Realty Corp. (ö)(Ñ)	24,543	1,090
		10,343
Regional Malls - 15.2%
Simon Property Group, Inc. (ö)	113,065	8,215
Taubman Centers, Inc. (ö)	45,100	1,550
		9,765
Other - 3.8%
Digital Realty Trust, Inc. (ö)(Ñ)	49,867	2,426
Storage - 4.1%
Public Storage (ö)	33,249	2,646

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 13.0%
Acadia Realty Trust (ö)	70,487	1,147
Federal Realty Investment Trust (ö)(Ñ)	33,627	2,163
Kimco Realty Corp. (ö)	172,138	2,121
Regency Centers Corp. (ö)(Ñ)	44,032	1,474
Tanger Factory Outlet Centers (ö)(Ñ)	38,004	1,491
		8,396
Total Common Stocks (cost $51,285)		63,857
Short-Term Investments - 0.4%
AIM Short Term Investment Prime Portfolio	2,176	2
Federated Investors Prime Cash Obligations Fund	278,611	279
Total Short-Term Investments (cost $281)		281
Other Securities - 24.0%
State Street Navigator Securities Prime Lending Portfolio (d)	15,458,578	15,459
Total Other Securities (cost $15,459)		15,459
Total Investments - 123.7% (identified cost $67,025)		79,597
Other Assets and Liabilities, Net - (23.7%)		(15,255)
Net Assets - 100.0%		64,342

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Apartments	$8,674	$—	$—	$8,674
Diversified	4,736	—	—	4,736
Health Care	10,471	—	—	10,471
Hotels/Leisure	3,795	—	—	3,795
Industrial	2,605	—	—	2,605
Office	10,343	—	—	10,343
Regional Malls	9,765	—	—	9,765
Other	2,426	—	—	2,426
Storage	2,646	—	—	2,646
Shopping Centers	8,396	—	—	8,396
Short-Term Investments	281	—	—	281
Other Securities	15,459	—	—	15,459
Total Investments	$79,597	$—	$—	$79,597

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Consumer Discretionary - 10.5%
99 Cents Only Stores (Æ)(Ñ)	6,800	82
Amazon.com, Inc. (Æ)	4,500	612
AutoNation, Inc. (Æ)(Ñ)	7,300	129
Bed Bath & Beyond, Inc. (Æ)	3,900	146
Best Buy Co., Inc.	5,225	224
Black & Decker Corp.	2,600	158
Brunswick Corp. (Ñ)	3,500	35
Carnival Corp. (Æ)	4,300	138
CBS Corp. Class B	10,201	131
Coach, Inc.	11,376	395
Comcast Corp. Class A	42,966	630
Denny's Corp. (Æ)	14,500	33
DIRECTV (Æ)(Ñ)	11,111	351
DR Horton, Inc. (Ñ)	5,100	52
Ethan Allen Interiors, Inc.	4,666	54
Family Dollar Stores, Inc.	3,600	110
Ford Motor Co. (Æ)	50,443	448
Gap, Inc. (The)	7,300	156
Genuine Parts Co.	2,800	100
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	59
H&R Block, Inc.	3,700	75
Hanesbrands, Inc. (Æ)(Ñ)	3,100	74
Harley-Davidson, Inc. (Ñ)	7,200	210
Home Depot, Inc.	27,700	758
Jakks Pacific, Inc. (Æ)(Ñ)	100	1
JC Penney Co., Inc.	3,900	112
Johnson Controls, Inc.	9,500	257
Kohl's Corp. (Æ)	5,700	303
Leggett & Platt, Inc. (Ñ)	7,900	154
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	75
Liberty Media Corp. - Capital Series A (Æ)	601	13
Liberty Media Corp. - Interactive (Æ)	7,298	78
Lowe's Cos., Inc.	20,000	436
Macy's, Inc.	9,268	151
Marriott International, Inc. Class A (Ñ)	9,401	242
Matthews International Corp. Class A	3,000	104
McClatchy Co. (The) Class A (Ñ)	3,070	8
McDonald's Corp.	17,930	1,134
Meredith Corp.	4,900	129
New York Times Co. (The) (Æ)	7,200	61
Newell Rubbermaid, Inc. (Ñ)	10,100	147
News Corp. Class A	27,100	311
Nordstrom, Inc. (Ñ)	3,600	120
Office Depot, Inc. (Æ)	4,800	29
Omnicom Group, Inc.	3,200	118
Penske Auto Group, Inc. (Æ)(Ñ)	1,100	16
Phillips-Van Heusen Corp.	5,200	208
priceline.com, Inc. (Æ)	700	150
Sears Holdings Corp. (Æ)(Ñ)	4,339	308

	Principal Amount ($) or Shares	Market Value $
Sherwin-Williams Co. (The) (Ñ)	3,500	213
Sonic Automotive, Inc. Class A	4,700	42
Staples, Inc.	8,400	196
Starbucks Corp. (Æ)	8,800	193
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	4,300	138
Target Corp.	14,600	680
Tiffany & Co.	6,000	256
Time Warner Cable, Inc.	4,363	183
Time Warner, Inc.	17,383	534
Viacom, Inc. Class B (Æ)	10,001	296
Walt Disney Co. (The)	29,400	888
Washington Post Co. (The) Class B	321	133
Whirlpool Corp. (Ñ)	3,000	223
Wyndham Worldwide Corp.	3,360	62
Yum! Brands, Inc.	5,200	183
		14,045
Consumer Staples - 10.3%
Altria Group, Inc.	34,585	650
Archer-Daniels-Midland Co.	9,698	299
Arden Group, Inc. Class A (Ñ)	700	65
Campbell Soup Co.	5,990	209
Church & Dwight Co., Inc. (Ñ)	1,600	94
Coca-Cola Co. (The)	31,475	1,800
Colgate-Palmolive Co.	3,700	311
ConAgra Foods, Inc.	9,900	220
Costco Wholesale Corp.	7,000	419
CVS Caremark Corp.	19,119	593
Dean Foods Co. (Æ)	4,700	75
Energizer Holdings, Inc. (Æ)(Ñ)	300	17
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	33
Imperial Sugar Co. (Ñ)	700	11
JM Smucker Co. (The)	4,007	237
Kellogg Co.	5,435	286
Kimberly-Clark Corp.	8,188	540
Kraft Foods, Inc. Class A	22,509	598
Kroger Co. (The)	15,300	348
PepsiAmericas, Inc.	1,600	47
PepsiCo, Inc.	21,823	1,358
Philip Morris International, Inc.	29,085	1,399
Procter & Gamble Co. (The)	41,621	2,595
Rite Aid Corp. (Æ)(Ñ)	25,600	33
Safeway, Inc.	11,100	250
Sara Lee Corp.	17,430	212
SUPERVALU, Inc. (Ñ)	5,700	79
Sysco Corp.	10,400	281
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	56
Walgreen Co.	16,300	634
		13,749

IAM Shares Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 11.8%
Anadarko Petroleum Corp.	7,000	417
Apache Corp.	5,400	515
Baker Hughes, Inc.	7,200	293
BP PLC - ADR	2,868	164
Chesapeake Energy Corp.	5,200	124
Chevron Corp.	29,829	2,328
ConocoPhillips	23,777	1,231
Devon Energy Corp.	7,700	519
El Paso Corp.	10,300	98
EOG Resources, Inc.	3,200	277
Exxon Mobil Corp.	69,368	5,207
Halliburton Co.	18,160	533
Hess Corp.	6,400	371
Lufkin Industries, Inc.	700	42
Marathon Oil Corp.	8,200	268
National Oilwell Varco, Inc.	4,400	189
Occidental Petroleum Corp.	9,500	768
Schlumberger, Ltd.	21,882	1,398
Southwestern Energy Co. (Æ)	5,700	251
Spectra Energy Corp.	9,498	184
Valero Energy Corp.	8,200	130
Williams Cos., Inc. (The)	8,400	167
XTO Energy, Inc.	7,625	324
		15,798
Financials - 13.6%
Aegon NV (Æ)	8,014	58
Aflac, Inc.	7,900	364
Allstate Corp. (The)	8,800	250
American Express Co.	19,300	807
American Financial Group, Inc.	4,621	112
American International Group, Inc. (Æ)(Ñ)	1,703	48
Ameriprise Financial, Inc.	3,340	127
AON Corp.	5,900	228
Bank of America Corp.	113,232	1,795
Bank of New York Mellon Corp. (The)	15,898	424
BB&T Corp. (Ñ)	7,500	187
Berkshire Hathaway, Inc. Class A (Æ)	3	302
Capital One Financial Corp.	6,661	255
Charles Schwab Corp. (The)	13,300	244
Chubb Corp.	2,800	140
Citigroup, Inc.	176,401	725
CME Group, Inc. Class A	1,200	394
Discover Financial Services	6,550	101
E*TRADE Financial Corp. (Æ)	11,700	19
Fifth Third Bancorp	6,400	64
Franklin Resources, Inc.	2,000	216
Goldman Sachs Group, Inc. (The)	6,900	1,171
Hartford Financial Services Group, Inc.	3,200	78
Host Hotels & Resorts, Inc. (ö)	27,754	292

	Principal Amount ($) or Shares	Market Value $
HSBC Holdings PLC - ADR (Ñ)	8,673	512
Hudson City Bancorp, Inc.	7,600	101
IntercontinentalExchange, Inc. (Æ)	1,400	149
Janus Capital Group, Inc.	14,987	196
JPMorgan Chase & Co.	52,034	2,211
Keycorp	6,500	38
M&T Bank Corp. (Ñ)	1,200	79
Marsh & McLennan Cos., Inc.	9,000	203
MetLife, Inc.	11,099	379
Moody's Corp. (Ñ)	4,000	93
Morgan Stanley	16,400	518
Northern Trust Corp.	4,200	208
People's United Financial, Inc.	8,200	134
Plum Creek Timber Co., Inc. (ö)	2,400	83
PNC Financial Services Group, Inc.	5,450	311
Potlatch Corp. (ö)(Ñ)	7,700	227
Principal Financial Group, Inc.	2,600	66
Progressive Corp. (The) (Æ)	9,600	161
Prologis (ö)	3,200	42
Prudential Financial, Inc.	7,600	379
Public Storage (ö)	1,800	143
Regions Financial Corp.	9,142	54
Simon Property Group, Inc. (ö)	3,246	236
SLM Corp. (Æ)	6,300	69
SunTrust Banks, Inc.	3,500	83
Travelers Cos., Inc. (The)	14,483	759
US Bancorp	23,612	570
Vornado Realty Trust (ö)	2,124	139
Wells Fargo & Co.	60,535	1,697
		18,241
Health Care - 12.5%
Abbott Laboratories	21,900	1,193
Aetna, Inc.	7,900	230
Allergan, Inc.	4,300	250
Allied Healthcare Products (Æ)	700	4
Amgen, Inc. (Æ)	14,872	838
Baxter International, Inc.	11,136	607
Biogen Idec, Inc. (Æ)	4,500	211
Boston Scientific Corp. (Æ)	17,863	150
Bristol-Myers Squibb Co.	26,000	658
Cardinal Health, Inc.	4,000	129
CareFusion Corp. (Æ)	2,000	52
Celgene Corp. (Æ)	7,300	405
Cigna Corp.	4,500	144
Coventry Health Care, Inc. (Æ)	2,100	47
Edwards Lifesciences Corp. (Æ)(Ñ)	2,233	184
Eli Lilly & Co.	13,700	503
Express Scripts, Inc. Class A (Æ)	4,600	395
Forest Laboratories, Inc. (Æ)	4,800	147
Genzyme Corp. (Æ)	4,100	208
Gilead Sciences, Inc. (Æ)	13,400	617

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)	2,200	91
Johnson & Johnson	38,000	2,388
Life Technologies Corp. (Æ)	4,212	210
McKesson Corp.	4,600	285
Medco Health Solutions, Inc. (Æ)	8,624	545
Medtronic, Inc.	16,900	717
Merck & Co., Inc.	43,015	1,558
PerkinElmer, Inc.	4,700	89
Pfizer, Inc.	105,773	1,922
St. Jude Medical, Inc. (Æ)	5,200	191
STERIS Corp. (Ñ)	3,191	103
Stryker Corp.	3,400	171
Thermo Fisher Scientific, Inc. (Æ)	7,600	359
UnitedHealth Group, Inc.	17,700	507
WellPoint, Inc. (Æ)	8,100	438
Zimmer Holdings, Inc. (Æ)	3,370	199
		16,745
Industrials - 11.4%
3M Co.	11,300	875
Actuant Corp. Class A	5,600	91
Alaska Air Group, Inc. (Æ)	800	24
Ametek, Inc.	3,200	117
Arkansas Best Corp. (Ñ)	1,600	39
Avery Dennison Corp.	1,900	71
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	18
AZZ, Inc. (Æ)(Ñ)	800	27
Boeing Co. (The)	10,000	524
Caterpillar, Inc.	9,821	573
Continental Airlines, Inc. Class B (Æ)(Ñ)	700	10
CSX Corp.	8,300	394
Cummins, Inc.	3,700	166
Danaher Corp. (Ñ)	5,800	411
Deere & Co.	7,200	385
Dover Corp.	5,300	217
Eaton Corp.	3,800	243
Emerson Electric Co.	12,600	522
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	18
FedEx Corp.	3,100	262
Gardner Denver, Inc.	800	30
General Dynamics Corp.	5,710	376
General Electric Co.	143,521	2,299
Goodrich Corp.	2,200	131
Hexcel Corp. (Æ)	2,600	27
HNI Corp. (Ñ)	900	23
Honeywell International, Inc.	10,862	418
Illinois Tool Works, Inc.	8,608	419
Jacobs Engineering Group, Inc. (Æ)	2,800	98
Kansas City Southern (Æ)	2,550	73
Katy Industries, Inc. (Æ)	5,900	10
Koninklijke Philips Electronics NV	1,089	30
L-3 Communications Holdings, Inc.	2,500	196

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp.	4,819	372
Manitowoc Co., Inc. (The) (Ñ)	2,300	23
Manpower, Inc.	2,100	103
Masco Corp.	14,300	194
Norfolk Southern Corp.	6,700	344
Northrop Grumman Corp.	4,796	263
PACCAR, Inc. (Ñ)	6,675	248
Parker Hannifin Corp.	3,000	162
Precision Castparts Corp.	2,500	259
Raytheon Co.	5,800	299
Republic Services, Inc. Class A	4,680	132
Rockwell Automation, Inc. (Ñ)	3,900	170
Rockwell Collins, Inc.	2,100	112
RR Donnelley & Sons Co.	5,700	117
Ryder System, Inc.	4,800	195
Siemens AG - ADR	200	20
Snap-On, Inc.	1,000	36
Southwest Airlines Co.	10,225	94
Stanley Works (The)	1,400	68
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	18
Terex Corp. (Æ)(Ñ)	1,800	34
Textron, Inc. (Ñ)	3,700	74
Toro Co.	2,300	92
Union Pacific Corp.	8,500	538
United Parcel Service, Inc. Class B	15,714	903
United Technologies Corp.	13,500	908
US Airways Group, Inc. (Æ)(Ñ)	1,000	4
Valmont Industries, Inc. (Ñ)	300	23
Waste Management, Inc. (Ñ)	10,218	336
Watts Water Technologies, Inc. Class A (Ñ)	400	12
YRC Worldwide, Inc. (Æ)(Ñ)	200	—	±
		15,270
Information Technology - 17.9%
Adobe Systems, Inc. (Æ)	8,200	288
Advanced Micro Devices, Inc. (Æ)	8,100	57
Agilent Technologies, Inc. (Æ)(Ñ)	4,142	120
Amphenol Corp. Class A	5,200	214
Analog Devices, Inc.	6,800	204
Apple, Inc. (Æ)	12,400	2,479
Applied Materials, Inc.	20,600	254
Autodesk, Inc. (Æ)	3,000	70
Automatic Data Processing, Inc.	6,900	300
Broadcom Corp. Class A (Æ)	5,850	171
CA, Inc.	4,900	108
Cisco Systems, Inc. (Æ)	79,400	1,858
Computer Sciences Corp. (Æ)	4,845	268
Corning, Inc.	23,600	394
Dell, Inc. (Æ)	26,300	371
Diebold, Inc.	2,300	58
eBay, Inc. (Æ)	16,100	394

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Electronic Arts, Inc. (Æ)	6,400	108
EMC Corp. (Æ)	30,000	505
Google, Inc. Class A (Æ)	3,300	1,924
Hewlett-Packard Co.	34,932	1,714
Intel Corp.	75,400	1,448
International Business Machines Corp.	19,100	2,413
KLA-Tencor Corp. (Ñ)	2,500	78
Mastercard, Inc. Class A (Ñ)	1,400	337
Micron Technology, Inc. (Æ)	13,500	101
Microsoft Corp.	104,600	3,076
Motorola, Inc.	35,900	288
National Semiconductor Corp. (Ñ)	7,100	104
NetApp, Inc. (Æ)	4,900	151
Oracle Corp.	57,949	1,279
Paychex, Inc. (Ñ)	4,300	135
QUALCOMM, Inc.	21,200	954
Quantum Corp. (Æ)	14,000	34
Seagate Technology	2,200	33
Sun Microsystems, Inc. (Æ)	11,150	95
Symantec Corp. (Æ)	16,445	292
Texas Instruments, Inc.	20,800	526
Total System Services, Inc. (Ñ)	2,032	35
Western Union Co. (The)	8,736	161
Xerox Corp.	16,000	123
Xilinx, Inc.	7,000	158
Yahoo!, Inc. (Æ)	20,700	310
		23,990
Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	398
AK Steel Holding Corp.	5,100	102
Alcoa, Inc.	15,700	196
Allegheny Technologies, Inc. (Ñ)	3,300	112
AngloGold Ashanti, Ltd. - ADR	600	26
Ashland, Inc.	1,204	43
Ball Corp.	1,700	84
Bemis Co., Inc.	1,800	53
Brush Engineered Materials, Inc. (Æ)	1,000	18
Bway Holding Co. (Æ)	1,900	30
Chemtura Corp. (Æ)	1,900	1
Crown Holdings, Inc. (Æ)	3,400	86
Dow Chemical Co. (The)	15,688	436
Ecolab, Inc.	3,200	144
EI du Pont de Nemours & Co.	5,200	180
FMC Corp.	1,100	62
Freeport-McMoRan Copper & Gold, Inc. Class B (Æ)	4,776	395
International Paper Co.	11,073	282
Martin Marietta Materials, Inc. (Ñ)	1,500	128
MeadWestvaco Corp.	3,000	82
Monsanto Co.	5,100	412
Newmont Mining Corp.	5,200	279

	Principal Amount ($) or Shares	Market Value $
Owens-Illinois, Inc. (Æ)	2,900	91
PPG Industries, Inc.	2,900	172
Schnitzer Steel Industries, Inc. Class A (Ñ)	600	27
Sigma-Aldrich Corp. (Ñ)	2,300	123
Temple-Inland, Inc.	5,100	92
Vulcan Materials Co.	3,600	174
Weyerhaeuser Co.	5,603	218
		4,446
Telecommunication Services - 2.9%
AT&T, Inc.	80,581	2,171
CenturyTel, Inc.	4,105	146
Qwest Communications International, Inc.	25,000	91
Sprint Nextel Corp. (Æ)	39,389	146
Verizon Communications, Inc.	41,272	1,299
		3,853
Utilities - 3.2%
AES Corp. (The) (Æ)	11,000	140
Ameren Corp.	3,000	78
American Electric Power Co., Inc.	5,300	171
Consolidated Edison, Inc. (Ñ)	2,800	120
Constellation Energy Group, Inc.	3,000	95
Dominion Resources, Inc.	10,600	386
Duke Energy Corp.	19,496	325
Edison International	5,500	187
Entergy Corp.	2,900	228
Exelon Corp.	10,800	520
FirstEnergy Corp.	4,200	181
FPL Group, Inc.	6,500	338
PG&E Corp.	5,800	246
PPL Corp.	6,400	195
Public Service Enterprise Group, Inc.	8,400	263
Sempra Energy	4,100	218
Southern Co.	13,200	424
Wisconsin Energy Corp.	2,300	104
Xcel Energy, Inc.	4,000	81
		4,300
Total Common Stocks (cost $130,660)		130,437
Short-Term Investments - 2.4%
AIM Short Term Investment Prime Portfolio	2,612,945	2,613
American Beacon Money Market Select Fund	106,384	106
United States Treasury Bills (ç)(ÿ)(§) 0.125% due 12/10/09	473	473
Total Short-Term Investments (cost $3,192)		3,192

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 4.9%
State Street Navigator Securities Prime Lending Portfolio (d)	6,626,698	6,627
Total Other Securities (cost $6,627)		6,627
Total Investments - 104.7% (identified cost $140,479)		140,256
Other Assets and Liabilities, Net - (4.7%)		(6,336)
Net Assets - 100.0%		133,920

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	12	USD	3,284	12/09	139
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					139

Presentation of Portfolio Holdings — November 30, 2009

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,045	$—	$—	$14,045
Consumer Staples	13,749	—	—	13,749
Energy	15,798	—	—	15,798
Financials	18,241	—	—	18,241
Health Care	16,745	—	—	16,745
Industrials	15,270	—	—	15,270
Information Technology	23,990	—	—	23,990
Materials	4,446	—	—	4,446
Telecommunication Services	3,853	—	—	3,853
Utilities	4,300	—	—	4,300
Short-Term Investments	2,719	473	—	3,192
Other Securities	6,627	—	—	6,627
Total Investments	$139,783	$473	$—	$140,256
Futures Contracts	139	—	—	139
Total Other Financial Instruments*	$139	$—	$—	$139

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 14.1%
99 Cents Only Stores (Æ)	2,600	31
Ambassadors Group, Inc.	300	4
American Greetings Corp. Class A	3,513	73
Ameristar Casinos, Inc.	3,981	69
Arbitron, Inc.	141	3
Asbury Automotive Group, Inc. (Æ)	3,205	34
Bally Technologies, Inc. (Æ)	165	7
Beazer Homes USA, Inc. (Æ)	7,516	32
Belo Corp. Class A	8,681	41
Big 5 Sporting Goods Corp.	1,200	20
Blyth, Inc.	1,071	35
Bob Evans Farms, Inc.	1,600	40
Books-A-Million, Inc. Class A	300	2
Borders Group, Inc. (Æ)	5,700	8
Brunswick Corp.	287	3
California Pizza Kitchen, Inc. (Æ)	8,231	103
Cardtronics, Inc. (Æ)	2,227	25
Carter's, Inc. (Æ)	2,445	53
Cato Corp. (The) Class A	2,134	41
CEC Entertainment, Inc. (Æ)	1,598	47
Central Garden and Pet Co. (Æ)	6,665	55
Cheesecake Factory, Inc. (The) (Æ)	1,321	25
Cinemark Holdings, Inc.	1,200	15
CKE Restaurants, Inc.	2,450	21
Coinstar, Inc. (Æ)	326	9
Collective Brands, Inc. (Æ)	7,981	154
Cooper Tire & Rubber Co.	3,000	54
Courier Corp.	500	7
CROCS, Inc. (Æ)	23,291	113
Denny's Corp. (Æ)	8,367	19
Dillard's, Inc. Class A	5,811	99
Dolan Media Co. (Æ)	2,010	24
Domino's Pizza, Inc. (Æ)	700	6
Dover Downs Gaming & Entertainment, Inc.	1,390	6
Dress Barn, Inc. (Æ)	5,524	119
Eastman Kodak Co. (Æ)	6,015	24
Einstein Noah Restaurant Group, Inc. (Æ)	535	5
EW Scripps Co. Class A (Æ)	1,900	12
Gymboree Corp. (Æ)	1,437	57
Harte-Hanks, Inc.	1,991	19
Helen of Troy, Ltd. (Æ)	600	12
hhgregg, Inc. (Æ)	2,684	52
Hooker Furniture Corp.	700	9
HOT Topic, Inc. (Æ)	5,163	30
HSN, Inc. (Æ)	3,020	54
Internet Brands, Inc. (Æ)	1,234	9
inVentiv Health, Inc. (Æ)	3,020	48

	Principal Amount ($) or Shares	Market Value $
Isle of Capri Casinos, Inc. (Æ)	3,463	26
Jo-Ann Stores, Inc. (Æ)	4,413	147
Kimball International, Inc. Class B	1,883	15
La-Z-Boy, Inc. (Æ)	800	8
Life Time Fitness, Inc. (Æ)	2,200	50
LIN TV Corp. Class A (Æ)	4,079	16
Lincoln Educational Services Corp. (Æ)	680	15
Liz Claiborne, Inc. (Æ)	9,466	39
LodgeNet Interactive Corp. (Æ)	600	3
M/I Homes, Inc. (Æ)	1,250	14
Maidenform Brands, Inc. (Æ)	3,261	47
Marcus Corp.	383	5
Matthews International Corp. Class A	517	18
Mediacom Communications Corp. Class A (Æ)	11,620	47
Men's Wearhouse, Inc. (The)	1,280	26
Midas, Inc. (Æ)	988	7
ModusLink Global Solutions, Inc. (Æ)	1,000	8
Monotype Imaging Holdings, Inc. (Æ)	5,564	43
Move, Inc. (Æ)	4,990	8
National CineMedia, Inc.	1,645	24
New York & Co., Inc. (Æ)	3,308	12
O'Charleys, Inc. (Æ)	4,577	29
OfficeMax, Inc. (Æ)	10,792	114
Oxford Industries, Inc.	1,500	32
Papa John's International, Inc. (Æ)	5,020	111
PEP Boys-Manny Moe & Jack	2,300	19
Perry Ellis International, Inc. (Æ)	1,627	23
PF Chang's China Bistro, Inc. (Æ)	1,184	39
Pinnacle Entertainment, Inc. (Æ)	4,799	51
Polaris Industries, Inc.	556	24
Pre-Paid Legal Services, Inc. (Æ)	973	37
Quiksilver, Inc. (Æ)	4,648	8
RC2 Corp. (Æ)	996	14
Rent-A-Center, Inc. Class A (Æ)	8,620	152
Retail Ventures, Inc. (Æ)	2,400	19
Ruby Tuesday, Inc. (Æ)	2,900	18
Shoe Carnival, Inc. (Æ)	484	9
Shuffle Master, Inc. (Æ)	4,989	41
Sinclair Broadcast Group, Inc. Class A	7,400	27
Smith & Wesson Holding Corp. (Æ)	6,830	34
Sonic Automotive, Inc. Class A	4,391	39
Spartan Motors, Inc.	4,607	24
Stage Stores, Inc.	1,500	18
Standard Motor Products, Inc. (Æ)	2,200	20
Standard Pacific Corp. (Æ)	4,730	15
Steinway Musical Instruments (Æ)	238	3
Steven Madden, Ltd. (Æ)	1,861	66
Stewart Enterprises, Inc. Class A	7,441	35
Sturm Ruger & Co., Inc.	4,658	50
Superior Industries International, Inc.	500	7
Tempur-Pedic International, Inc. (Æ)	7,211	155

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Texas Roadhouse, Inc. Class A (Æ)	2,656	27
Ticketmaster Entertainment, Inc. (Æ)	3,457	36
Timberland Co. Class A (Æ)	5,896	98
Town Sports International Holdings, Inc. (Æ)	2,683	6
True Religion Apparel, Inc. (Æ)	850	16
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	200	3
Unifi, Inc. (Æ)	2,403	7
Unifirst Corp.	559	25
Universal Electronics, Inc. (Æ)	100	2
Vail Resorts, Inc. (Æ)	2,173	84
Valassis Communications, Inc. (Æ)	1,070	16
Wet Seal, Inc. (The) Class A (Æ)	1,745	5
		3,864
Consumer Staples - 3.1%
Alliance One International, Inc. (Æ)	12,813	61
American Italian Pasta Co. Class A (Æ)	1,789	57
American Oriental Bioengineering, Inc. (Æ)	1,720	7
Andersons, Inc. (The)	800	21
B&G Foods, Inc. Class A	3,300	28
Bare Escentuals, Inc. (Æ)	3,165	40
Cadiz, Inc. (Æ)	300	4
Casey's General Stores, Inc.	3,697	113
Chiquita Brands International, Inc. (Æ)	2,800	48
J&J Snack Foods Corp.	1,682	61
Kirkland's, Inc. (Æ)	997	15
Lancaster Colony Corp.	1,207	58
Nu Skin Enterprises, Inc. Class A	1,816	49
Pantry, Inc. (The) (Æ)	1,814	27
Prestige Brands Holdings, Inc. (Æ)	6,512	45
Seaboard Corp.	34	49
Smart Balance, Inc. (Æ)	900	5
TreeHouse Foods, Inc. (Æ)	952	33
United Natural Foods, Inc. (Æ)	1,500	38
Universal Corp.	1,740	75
USANA Health Sciences, Inc. (Æ)	100	3
Village Super Market, Inc.	146	4
		841
Energy - 4.3%
Atlas Energy, Inc. (Æ)	4,800	123
Basic Energy Services, Inc. (Æ)	2,317	16
Berry Petroleum Co. Class A	528	14
Bill Barrett Corp. (Æ)	3,480	99
Bristow Group, Inc. (Æ)	1,137	39
Cal Dive International, Inc. (Æ)	17,482	127
Complete Production Services, Inc. (Æ)	300	3
Contango Oil & Gas Co. (Æ)	655	29
CVR Energy, Inc. (Æ)	1,800	13

	Principal Amount ($) or Shares	Market Value $
Delek US Holdings, Inc.	2,100	14
Geokinetics, Inc. (Æ)	300	3
Global Industries, Ltd. (Æ)	400	2
Hercules Offshore, Inc. (Æ)	4,660	24
Hornbeck Offshore Services, Inc. (Æ)	1,379	32
ION Geophysical Corp. (Æ)	6,300	34
Key Energy Services, Inc. (Æ)	4,035	31
Knightsbridge Tankers, Ltd.	500	7
Lufkin Industries, Inc.	1,164	70
Matrix Service Co. (Æ)	2,051	18
McMoRan Exploration Co. (Æ)	6,962	51
Parker Drilling Co. (Æ)	8,134	41
Petroleum Development Corp. (Æ)	2,028	37
PHI, Inc. (Æ)	300	5
Pioneer Drilling Co. (Æ)	3,287	20
Rex Energy Corp. (Æ)	2,295	21
Rosetta Resources, Inc. (Æ)	5,990	94
RPC, Inc.	1,900	18
Teekay Tankers, Ltd. Class A	1,825	15
Tetra Technologies, Inc. (Æ)	6,193	64
Union Drilling, Inc. (Æ)	2,000	12
Vaalco Energy, Inc. (Æ)	5,790	24
Venoco, Inc. (Æ)	265	3
Willbros Group, Inc. (Æ)	3,659	58
World Fuel Services Corp.	286	15
		1,176
Financials - 19.2%
1st Source Corp.	2,920	41
Advance America Cash Advance Centers, Inc.	2,824	18
Allied Capital Corp.	8,371	30
American Equity Investment Life Holding Co.	6,597	48
American Physicians Capital, Inc.	857	23
Ameris Bancorp	1,007	7
AMERISAFE, Inc. (Æ)	900	15
Amtrust Financial Services, Inc.	5,506	66
Anworth Mortgage Asset Corp. (ö)	11,322	82
Apollo Investment Corp.	5,976	57
Ares Capital Corp.	7,704	90
Argo Group International Holdings, Ltd. (Æ)	1,133	33
Arrow Financial Corp.	1,003	25
Ashford Hospitality Trust, Inc. (Æ)(ö)	12,260	51
Associated Estates Realty Corp. (ö)	3,946	39
Assured Guaranty, Ltd.	393	9
Bancfirst Corp.	90	3
Banco Latinoamericano de Comercio Exterior SA Class E	4,659	65
Bancorp, Inc. (Æ)	631	4
Bank Mutual Corp.	400	3

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of the Ozarks, Inc.	1,816	48
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	935	18
BGC Partners, Inc. Class A	1,116	5
Boston Private Financial Holdings, Inc.	2,300	11
Calamos Asset Management, Inc. Class A	1,630	17
Camden National Corp.	100	3
CapLease, Inc. (ö)	8,865	38
Capstead Mortgage Corp. (ö)	1,900	27
Cardinal Financial Corp.	465	4
CBL & Associates Properties, Inc. (ö)	9,891	92
Cedar Shopping Centers, Inc. (ö)	1,827	11
Central Pacific Financial Corp. (Æ)	3,200	3
Chemical Financial Corp.	538	13
City Holding Co.	2,033	66
Clifton Savings Bancorp, Inc.	900	8
CNA Surety Corp. (Æ)	600	8
Cogdell Spencer, Inc. (ö)	600	3
Colonial Properties Trust (ö)	1,547	17
Community Bank System, Inc.	1,117	21
Community Trust Bancorp, Inc.	1,100	26
Compass Diversified Holdings	5,410	60
Conseco, Inc. (Æ)	2,400	12
Cousins Properties, Inc. (ö)	6	—	±
Delphi Financial Group, Inc. Class A	3,635	79
DiamondRock Hospitality Co. (Æ)(ö)	6,568	53
Dime Community Bancshares	2,299	26
Downey Financial Corp. (Æ)	700	—	±
DuPont Fabros Technology, Inc. (Æ)(ö)	4,183	67
E*Trade Financial Corp. (Æ)	11,700	19
Education Realty Trust, Inc. (ö)	8,129	40
Employers Holdings, Inc.	3,379	52
Encore Capital Group, Inc. (Æ)	2,382	41
Equity Lifestyle Properties, Inc. (ö)	1,630	78
Ezcorp, Inc. Class A (Æ)	1,538	23
Farmers Capital Bank Corp.	300	3
FelCor Lodging Trust, Inc. (Æ)(ö)	4,200	14
Fifth Street Finance Corp.	1,500	15
First Bancorp	1,000	13
First Busey Corp.	300	1
First Cash Financial Services, Inc. (Æ)	815	16
First Commonwealth Financial Corp.	571	2
First Community Bancshares, Inc.	500	6
First Financial Bancorp	450	6
First Financial Corp.	600	17
First Financial Northwest, Inc.	5,754	39
First Industrial Realty Trust, Inc. (Æ)(ö)	2,800	12
First Mercury Financial Corp.	1,343	17
First Potomac Realty Trust (ö)	4,625	55
Flagstone Reinsurance Holdings, Ltd.	3,441	37
Flushing Financial Corp.	2,100	23
FNB Corp.	9,742	63

	Principal Amount ($) or Shares	Market Value $
Fox Chase Bancorp, Inc. (Æ)	2,075	20
FPIC Insurance Group, Inc. (Æ)	778	27
Getty Realty Corp. (ö)	2,746	62
GFI Group, Inc.	4,424	22
Glacier Bancorp, Inc.	1,028	13
Glimcher Realty Trust (ö)	3,640	11
Gramercy Capital Corp. (Æ)(ö)	2,400	7
Great Southern Bancorp, Inc.	465	10
Greenlight Capital Re, Ltd. (Æ)	3,417	83
Hancock Holding Co.	485	20
Harleysville Group, Inc.	2,093	66
Harleysville National Corp.	700	4
Hatteras Financial Corp. (ö)	730	22
Hercules Technology Growth Capital, Inc.	2,123	21
Highwoods Properties, Inc. (ö)	1,680	51
Home Bancshares, Inc.	578	13
Horace Mann Educators Corp.	2,376	29
International Assets Holding Corp. (Æ)	967	16
International Bancshares Corp.	4,956	83
Invesco Mortgage Capital, Inc. (ö)	220	5
Investors Bancorp, Inc. (Æ)	1,830	20
iStar Financial, Inc. (Æ)(ö)	8,379	20
Kansas City Life Insurance Co.	399	11
Kearny Financial Corp.	1,400	14
Kite Realty Group Trust (ö)	1,100	3
Knight Capital Group, Inc. Class A (Æ)	5,488	80
LaBranche & Co., Inc. (Æ)	7,318	19
Lakeland Bancorp, Inc.	1,165	7
Lakeland Financial Corp.	400	7
Lexington Realty Trust (ö)	14,813	72
Life Partners Holdings, Inc.	815	15
LTC Properties, Inc. (ö)	525	14
Maiden Holdings, Ltd.	2,661	20
MainSource Financial Group, Inc.	1,440	8
Max Capital Group, Ltd.	2,457	54
MCG Capital Corp. (Æ)	6,776	27
Medical Properties Trust, Inc. (ö)	8,343	81
MFA Financial, Inc. (ö)	13,753	104
Montpelier Re Holdings, Ltd.	5,864	98
National Financial Partners Corp. (Æ)	3,478	30
National Health Investors, Inc. (ö)	917	30
National Retail Properties, Inc. (ö)	2,778	56
NBT Bancorp, Inc.	2,061	42
Nelnet, Inc. Class A	458	8
NewAlliance Bancshares, Inc.	2,337	28
NorthStar Realty Finance Corp. (ö)	1,139	4
OceanFirst Financial Corp.	900	9
Ocwen Financial Corp. (Æ)	6,671	62
Omega Healthcare Investors, Inc. (ö)	800	14
Oppenheimer Holdings, Inc. (Æ)	386	12
optionsXpress Holdings, Inc.	4,566	70
Oriental Financial Group, Inc.	3,873	38

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Park National Corp.	497	30
PennantPark Investment Corp.	1,355	12
Pennsylvania Real Estate Investment Trust (ö)	5,847	43
Penson Worldwide, Inc. (Æ)	2,385	21
Peoples Bancorp, Inc.	1,200	11
PHH Corp. (Æ)	4,139	57
Phoenix Cos., Inc. (The) (Æ)	5,200	13
Platinum Underwriters Holdings, Ltd.	3,131	111
PMA Capital Corp. Class A (Æ)	3,483	22
ProAssurance Corp. (Æ)	2,146	114
Prospect Capital Corp.	1,400	15
Prosperity Bancshares, Inc.	2,969	118
Provident Financial Services, Inc.	2,836	30
Provident New York Bancorp	325	3
PS Business Parks, Inc. (ö)	1,155	55
RAIT Financial Trust (Æ)(ö)	5,478	9
Ramco-Gershenson Properties Trust (ö)	700	6
Redwood Trust, Inc. (ö)	2,143	31
Republic Bancorp, Inc. Class A	2,020	38
Resource Capital Corp. (ö)	4,300	22
Santander BanCorp (Æ)	1,400	16
Saul Centers, Inc. (ö)	434	13
SeaBright Insurance Holdings, Inc. (Æ)	2,880	32
Signature Bank (Æ)	620	19
Simmons First National Corp. Class A	1,000	25
Southside Bancshares, Inc.	1,693	35
Southwest Bancorp, Inc.	1,050	7
Sterling Bancorp	400	3
Sterling Bancshares, Inc.	5,401	27
Suffolk Bancorp	1,206	32
Sun Communities, Inc. (ö)	3,447	66
Sunstone Hotel Investors, Inc. (ö)	8,565	69
SY Bancorp, Inc.	419	9
Texas Capital Bancshares, Inc. (Æ)	1,579	23
Tower Bancorp, Inc.	124	2
TowneBank	1,051	13
TradeStation Group, Inc. (Æ)	3,538	26
Trustco Bank Corp.	2,720	17
Trustmark Corp.	2,601	50
U-Store-It Trust (ö)	6,150	40
UCBH Holdings, Inc.	23,600	1
UMB Financial Corp.	1,059	42
United Bankshares, Inc.	2,507	43
United Community Banks, Inc. (Æ)	900	3
United Financial Bancorp, Inc.	300	4
Univest Corp. of Pennsylvania	400	6
Webster Financial Corp.	2,500	32
WesBanco, Inc.	2,745	35
Westwood Holdings Group, Inc.	543	19
Wilshire Bancorp, Inc.	2,830	20
Wintrust Financial Corp.	900	23

	Principal Amount ($) or Shares	Market Value $
World Acceptance Corp. (Æ)	400	12
WSFS Financial Corp.	133	4
		5,233
Health Care - 12.2%
Adolor Corp. (Æ)	3,700	6
Affymetrix, Inc. (Æ)	11,537	55
Air Methods Corp. (Æ)	1,365	47
Albany Molecular Research, Inc. (Æ)	6,361	53
Align Technology, Inc. (Æ)	3,688	60
Alliance HealthCare Services, Inc. (Æ)	5,479	32
American Dental Partners, Inc. (Æ)	383	5
American Medical Systems Holdings, Inc. (Æ)	3,858	68
AMERIGROUP Corp. Class A (Æ)	6,245	148
Amicus Therapeutics, Inc. (Æ)	1,300	4
AMN Healthcare Services, Inc. (Æ)	2,685	21
Analogic Corp.	200	8
Arena Pharmaceuticals, Inc. (Æ)	9,588	35
Arqule, Inc. (Æ)	3,700	13
BioCryst Pharmaceuticals, Inc. (Æ)	1,580	13
Biodel, Inc. (Æ)	800	3
BioMimetic Therapeutics, Inc. (Æ)	610	7
BioScrip, Inc. (Æ)	900	7
Bruker Corp. (Æ)	9,411	107
Cadence Pharmaceuticals, Inc. (Æ)	966	8
Cantel Medical Corp. (Æ)	2,230	40
Cardiac Science Corp. (Æ)	2,100	5
Celera Corp. (Æ)	1,856	12
Celldex Therapeutics, Inc. (Æ)	4,681	21
Centene Corp. (Æ)	3,198	60
Chelsea Therapeutics International, Inc. (Æ)	517	1
Chemed Corp.	728	33
China-Biotics, Inc. (Æ)	1,100	16
Clinical Data, Inc. (Æ)	500	8
Conmed Corp. (Æ)	891	19
Continucare Corp. (Æ)	1,100	3
Cornerstone Therapeutics, Inc. (Æ)	1,100	6
Corvel Corp. (Æ)	600	18
Cyberonics, Inc. (Æ)	1,740	31
Cynosure, Inc. Class A (Æ)	411	4
Cytokinetics, Inc. (Æ)	3,600	11
Depomed, Inc. (Æ)	3,100	10
DexCom, Inc. (Æ)	2,213	16
Durect Corp. (Æ)	1,100	2
Emergency Medical Services Corp. Class A (Æ)	100	5
Emergent Biosolutions, Inc. (Æ)	2,877	41
Endologix, Inc. (Æ)	2,300	10
Enzon Pharmaceuticals, Inc. (Æ)	7,761	75
ev3, Inc. (Æ)	2,224	28

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Exelixis, Inc. (Æ)	9,700	66
Facet Biotech Corp. (Æ)	2,320	38
Genomic Health, Inc. (Æ)	100	2
Geron Corp. (Æ)	1,539	8
Greatbatch, Inc. (Æ)	876	16
Haemonetics Corp. (Æ)	920	49
Healthsouth Corp. (Æ)	4,584	80
Healthspring, Inc. (Æ)	2,825	47
Hi-Tech Pharmacal Co., Inc. (Æ)	1,200	23
Human Genome Sciences, Inc. (Æ)	2,295	64
ICU Medical, Inc. (Æ)	1,696	56
Idenix Pharmaceuticals, Inc. (Æ)	600	1
Immunogen, Inc. (Æ)	3,073	24
Immunomedics, Inc. (Æ)	2,500	8
Impax Laboratories, Inc. (Æ)	2,100	24
Inspire Pharmaceuticals, Inc. (Æ)	1,700	10
Invacare Corp.	5,975	149
Isis Pharmaceuticals, Inc. (Æ)	1,913	21
ISTA Pharmaceuticals, Inc. (Æ)	1,189	5
Javelin Pharmaceuticals, Inc. (Æ)	2,057	3
Kensey Nash Corp. (Æ)	1,244	29
Kindred Healthcare, Inc. (Æ)	3,661	54
KV Pharmaceutical Co. Class A (Æ)	2,200	7
LHC Group, Inc. (Æ)	700	22
MAP Pharmaceuticals, Inc. (Æ)	1,100	10
Matrixx Initiatives, Inc. (Æ)	3,100	13
Maxygen, Inc. (Æ)	5,617	31
Medcath Corp. (Æ)	1,710	13
Medivation, Inc. (Æ)	1,412	43
Merit Medical Systems, Inc. (Æ)	933	15
Molina Healthcare, Inc. (Æ)	1,250	26
Myriad Pharmaceuticals, Inc. (Æ)	3,319	17
Nabi Biopharmaceuticals (Æ)	2,258	11
Nektar Therapeutics (Æ)	2,800	24
Neogen Corp. (Æ)	200	7
Neurocrine Biosciences, Inc. (Æ)	2,643	5
Nighthawk Radiology Holdings, Inc. (Æ)	3,400	18
NPS Pharmaceuticals, Inc. (Æ)	4,660	15
NxStage Medical, Inc. (Æ)	3,982	27
Obagi Medical Products, Inc. (Æ)	1,590	18
Odyssey HealthCare, Inc. (Æ)	1,526	22
OncoGenex Pharmaceutical, Inc. (Æ)	126	4
Optimer Pharmaceuticals, Inc. (Æ)	400	4
OraSure Technologies, Inc. (Æ)	2,405	9
Orexigen Therapeutics, Inc. (Æ)	1,700	11
Orthofix International NV (Æ)	1,165	35
Pain Therapeutics, Inc. (Æ)	2,530	13
Par Pharmaceutical Cos., Inc. (Æ)	1,100	26
PDL BioPharma, Inc.	10,501	68
PharMerica Corp. (Æ)	3,390	51
Poniard Pharmaceuticals, Inc. (Æ)	3,146	7
Protalix BioTherapeutics, Inc. (Æ)	800	8

	Principal Amount ($) or Shares	Market Value $
PSS World Medical, Inc. (Æ)	6,849	133
Psychiatric Solutions, Inc. (Æ)	3,435	76
Questcor Pharmaceuticals, Inc. (Æ)	10,655	46
RehabCare Group, Inc. (Æ)	1,845	52
Res-Care, Inc. (Æ)	2,732	35
Rigel Pharmaceuticals, Inc. (Æ)	500	4
RTI Biologics, Inc. (Æ)	806	3
Santarus, Inc. (Æ)	800	3
Sciclone Pharmaceuticals, Inc. (Æ)	3,100	7
Seattle Genetics, Inc. (Æ)	3,119	29
Sirona Dental Systems, Inc. (Æ)	500	15
Somanetics Corp. (Æ)	2,515	36
Stereotaxis, Inc. (Æ)	1,797	7
STERIS Corp.	4,662	151
SurModics, Inc. (Æ)	2,112	47
Symmetry Medical, Inc. (Æ)	900	7
Synovis Life Technologies, Inc. (Æ)	200	2
Triple-S Management Corp. (Æ)	900	14
Vical, Inc. (Æ)	6,089	17
Viropharma, Inc. (Æ)	9,745	74
Vivus, Inc. (Æ)	2,957	24
WellCare Health Plans, Inc. (Æ)	500	17
		3,331
Industrials - 14.6%
AAON, Inc.	1,059	20
ACCO Brands Corp. (Æ)	2,119	14
Acuity Brands, Inc.	100	3
Administaff, Inc.	1,805	40
Air Transport Services Group, Inc. (Æ)	1,000	2
Alaska Air Group, Inc. (Æ)	689	21
Altra Holdings, Inc. (Æ)	2,845	32
Amerco, Inc. (Æ)	366	19
American Ecology Corp.	383	6
American Railcar Industries, Inc.	300	3
American Woodmark Corp.	2,110	41
Ampco-Pittsburgh Corp.	1,382	40
AO Smith Corp.	2,746	115
Apogee Enterprises, Inc.	4,861	67
Argon ST, Inc. (Æ)	770	14
ATC Technology Corp. (Æ)	3,307	73
Atlas Air Worldwide Holdings, Inc. (Æ)	4,094	120
Avis Budget Group, Inc. (Æ)	9,692	94
AZZ, Inc. (Æ)	162	5
Barnes Group, Inc.	965	15
Beacon Roofing Supply, Inc. (Æ)	3,036	47
CBIZ, Inc. (Æ)	3,851	26
CDI Corp.	937	11
Celadon Group, Inc. (Æ)	2,094	20
Ceradyne, Inc. (Æ)	4,209	71
Chart Industries, Inc. (Æ)	2,913	48
CIRCOR International, Inc.	1,863	45

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Comfort Systems USA, Inc.	3,691	42
Consolidated Graphics, Inc. (Æ)	300	9
Cornell Cos., Inc. (Æ)	800	18
CRA International, Inc. (Æ)	240	6
Cubic Corp.	964	34
Deluxe Corp.	662	9
DHT Maritime, Inc.	3,051	12
DigitalGlobe, Inc. (Æ)	1,013	23
Dollar Thrifty Automotive Group, Inc. (Æ)	3,223	59
Ducommun, Inc.	200	4
Dycom Industries, Inc. (Æ)	6,165	48
Dynamex, Inc. (Æ)	180	3
DynCorp International, Inc. Class A (Æ)	2,711	38
EMCOR Group, Inc. (Æ)	946	22
Encore Wire Corp.	611	12
EnergySolutions, Inc.	1,798	15
EnerSys (Æ)	6,646	151
Ennis, Inc.	500	7
EnPro Industries, Inc. (Æ)	3,609	83
Federal Signal Corp.	2,919	17
FGX International Holdings, Ltd. (Æ)	900	15
Force Protection, Inc. (Æ)	15,622	81
FuelCell Energy, Inc. (Æ)	7,711	24
G&K Services, Inc. Class A	300	7
Gibraltar Industries, Inc.	651	10
GrafTech International, Ltd. (Æ)	11,623	171
Graham Corp.	1,730	32
Great Lakes Dredge & Dock Corp.	2,700	16
Greenbrier Cos., Inc.	610	7
GT Solar International, Inc. (Æ)	3,000	14
H&E Equipment Services, Inc. (Æ)	3,582	33
Hawaiian Holdings, Inc. (Æ)	11,574	72
Heartland Express, Inc.	5,319	78
Herman Miller, Inc.	4,928	75
Hexcel Corp. (Æ)	2,100	22
HNI Corp.	123	3
Houston Wire & Cable Co.	3,302	37
infoGROUP, Inc. (Æ)	11,276	91
Insteel Industries, Inc.	2,770	32
Interface, Inc. Class A	2,358	18
Interline Brands, Inc. (Æ)	1,247	21
Interval Leisure Group, Inc. (Æ)	1,194	14
Kadant, Inc. (Æ)	2,548	37
Kelly Services, Inc. Class A (Æ)	1,618	17
Kforce, Inc. (Æ)	1,490	19
Knight Transportation, Inc.	2,192	37
Knoll, Inc.	1,313	13
LB Foster Co. Class A (Æ)	531	15
Lindsay Corp.	200	7
LSB Industries, Inc. (Æ)	2,458	30
M&F Worldwide Corp. (Æ)	810	27
Marten Transport, Ltd. (Æ)	2,089	35

	Principal Amount ($) or Shares	Market Value $
MPS Group, Inc. (Æ)	4,610	63
Mueller Industries, Inc.	1,000	23
Mueller Water Products, Inc. Class A	1,000	5
National Presto Industries, Inc.	661	62
Navigant Consulting, Inc. (Æ)	2,834	38
Net 1 UEPS Technologies, Inc. (Æ)	1,070	20
Nordson Corp.	2,203	118
On Assignment, Inc. (Æ)	2,001	13
Orbital Sciences Corp. (Æ)	2,000	25
Orion Marine Group, Inc. (Æ)	500	9
Powell Industries, Inc. (Æ)	73	3
Providence Service Corp. (The) (Æ)	700	10
Riskmetrics Group, Inc. (Æ)	207	3
Robbins & Myers, Inc.	2,988	69
Saia, Inc. (Æ)	1,397	20
Sauer-Danfoss, Inc.	1,830	16
Skywest, Inc.	7,868	116
Spherion Corp. (Æ)	12,979	68
Standard Parking Corp. (Æ)	2,098	34
Standard Register Co. (The)	2,640	12
Standex International Corp.	405	7
Steiner Leisure, Ltd. (Æ)	2,243	89
Sterling Construction Co., Inc. (Æ)	1,100	19
SYKES Enterprises, Inc. (Æ)	2,043	50
TAL International Group, Inc.	1,300	18
Taser International, Inc. (Æ)	3,200	13
Tecumseh Products Co. Class A (Æ)	1,684	19
Tredegar Corp.	3,394	49
Tutor Perini Corp. (Æ)	152	2
Twin Disc, Inc.	2,300	22
United Rentals, Inc. (Æ)	4,600	42
Viad Corp.	1,341	25
VSE Corp.	200	9
Waste Services, Inc. (Æ)	2,000	16
Watson Wyatt Worldwide, Inc. Class A	2,933	121
Watts Water Technologies, Inc. Class A	588	18
		3,980
Information Technology - 20.6%
3Com Corp. (Æ)	34,316	253
ACI Worldwide, Inc. (Æ)	4,174	69
Actel Corp. (Æ)	1,627	19
Actuate Corp. (Æ)	800	3
Acxiom Corp. (Æ)	10,689	123
ADC Telecommunications, Inc. (Æ)	20,679	127
Agilysys, Inc.	3,500	29
American Reprographics Co. (Æ)	2,040	11
Amkor Technology, Inc. (Æ)	23,893	133
Anaren, Inc. (Æ)	734	10
Applied Signal Technology, Inc.	1,148	23
Ariba, Inc. (Æ)	2,008	22

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Arris Group, Inc. (Æ)	15,663	156
Art Technology Group, Inc. (Æ)	6,210	25
Atheros Communications, Inc. (Æ)	300	9
Avocent Corp. (Æ)	2,740	68
Benchmark Electronics, Inc. (Æ)	9,218	166
BigBand Networks, Inc. (Æ)	4,700	17
Black Box Corp.	1,133	32
Brady Corp. Class A	971	29
Brightpoint, Inc. (Æ)	8,525	61
Brooks Automation, Inc. (Æ)	754	6
Checkpoint Systems, Inc. (Æ)	1,236	18
Ciber, Inc. (Æ)	2,314	7
Cirrus Logic, Inc. (Æ)	5,207	28
Cogent, Inc. (Æ)	1,762	15
Cognex Corp.	200	3
Cogo Group, Inc. (Æ)	4,426	25
Coherent, Inc. (Æ)	1,169	30
Cray, Inc. (Æ)	4,944	35
CSG Systems International, Inc. (Æ)	2,488	48
CTS Corp.	1,145	11
Cybersource Corp. (Æ)	2,450	42
Digi International, Inc. (Æ)	4,373	34
DivX, Inc. (Æ)	2,500	13
DSP Group, Inc. (Æ)	3,480	22
Earthlink, Inc.	17,472	144
Ebix, Inc. (Æ)	511	26
Electro-Optical Sciences, Inc. (Æ)	785	8
Entegris, Inc. (Æ)	3,987	17
EPIQ Systems, Inc. (Æ)	250	3
eResearchTechnology, Inc. (Æ)	3,299	19
Euronet Worldwide, Inc. (Æ)	900	19
Fair Isaac Corp.	590	11
Forrester Research, Inc. (Æ)	2,919	73
Global Cash Access Holdings, Inc. (Æ)	18,134	135
GSI Commerce, Inc. (Æ)	2,782	62
Harmonic, Inc. (Æ)	6,500	33
Harris Stratex Networks, Inc. Class A (Æ)	9,397	59
iGate Corp.	2,130	20
Informatica Corp. (Æ)	3,866	87
Infospace, Inc. (Æ)	1,580	13
Insight Enterprises, Inc. (Æ)	2,322	24
InterDigital, Inc. (Æ)	6,703	159
Internap Network Services Corp. (Æ)	8,470	31
IRIS International, Inc. (Æ)	800	9
j2 Global Communications, Inc. (Æ)	1,884	37
JDA Software Group, Inc. (Æ)	3,428	80
Kenexa Corp. (Æ)	3,032	33
L-1 Identity Solutions, Inc. (Æ)	1,930	12
Lawson Software, Inc. (Æ)	17,374	114
Lionbridge Technologies, Inc. (Æ)	1,106	2
Littelfuse, Inc. (Æ)	210	5
LivePerson, Inc. (Æ)	1,200	8

	Principal Amount ($) or Shares	Market Value $
LoopNet, Inc. (Æ)	1,200	12
Manhattan Associates, Inc. (Æ)	3,256	77
MAXIMUS, Inc.	530	25
Methode Electronics, Inc.	8,419	67
Micrel, Inc.	4,705	34
MicroStrategy, Inc. Class A (Æ)	1,037	91
MIPS Technologies, Inc. Class A (Æ)	2,954	11
Multi-Fineline Electronix, Inc. (Æ)	1,467	37
Ness Technologies, Inc. (Æ)	2,789	14
Netgear, Inc. (Æ)	625	12
Netscout Systems, Inc. (Æ)	1,980	25
NIC, Inc.	2,399	21
OSI Systems, Inc. (Æ)	2,335	48
PC-Telephone, Inc. (Æ)	3,017	17
Pegasystems, Inc.	795	23
Perficient, Inc. (Æ)	2,800	23
Pericom Semiconductor Corp. (Æ)	4,762	49
Photronics, Inc. (Æ)	9,076	37
Plantronics, Inc.	300	7
Plexus Corp. (Æ)	1,165	32
Powerwave Technologies, Inc. (Æ)	11,240	16
Progress Software Corp. (Æ)	3,505	84
Quantum Corp. (Æ)	15,500	38
Quest Software, Inc. (Æ)	3,503	59
RF Micro Devices, Inc. (Æ)	35,183	152
Riverbed Technology, Inc. (Æ)	2,083	42
S1 Corp. (Æ)	6,040	36
Safeguard Scientifics, Inc. (Æ)	800	7
Sapient Corp. (Æ)	926	7
SAVVIS, Inc. (Æ)	5,256	66
Scansource, Inc. (Æ)	3,223	75
Seachange International, Inc. (Æ)	786	4
Semtech Corp. (Æ)	5,842	94
Silicon Graphics International Corp. (Æ)	1,099	7
Silicon Storage Technology, Inc. (Æ)	16,269	37
Skyworks Solutions, Inc. (Æ)	4,999	62
SMART Modular Technologies WWH, Inc. (Æ)	4,600	20
Smith Micro Software, Inc. (Æ)	2,010	13
Solera Holdings, Inc.	135	5
SonicWALL, Inc. (Æ)	8,242	64
SRA International, Inc. Class A (Æ)	1,500	27
Stoneridge, Inc. (Æ)	2,057	14
Symmetricom, Inc. (Æ)	7,285	32
Synchronoss Technologies, Inc. (Æ)	300	4
SYNNEX Corp. (Æ)	1,976	56
Technitrol, Inc.	4,330	22
Tekelec (Æ)	5,468	78
TeleTech Holdings, Inc. (Æ)	7,654	148
Tessera Technologies, Inc. (Æ)	6,613	157
TIBCO Software, Inc. (Æ)	17,012	146
TiVo, Inc. (Æ)	1,654	16

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TriQuint Semiconductor, Inc. (Æ)	9,456	51
TTM Technologies, Inc. (Æ)	6,201	64
Tyler Technologies, Inc. (Æ)	900	18
Unisys Corp. (Æ)	929	30
ValueClick, Inc. (Æ)	13,054	123
VeriFone Holdings, Inc. (Æ)	500	7
Virtusa Corp. (Æ)	310	3
Volterra Semiconductor Corp. (Æ)	1,260	21
Web.com Group, Inc. (Æ)	517	3
Wright Express Corp. (Æ)	3,361	98
		5,633
Materials - 5.7%
A Schulman, Inc.	3,762	61
Brush Engineered Materials, Inc. (Æ)	800	14
Buckeye Technologies, Inc. (Æ)	11,214	109
Bway Holding Co. (Æ)	1,600	25
Clearwater Paper Corp. (Æ)	700	34
Darling International, Inc. (Æ)	15,962	114
Glatfelter	4,638	52
HB Fuller Co.	1,788	36
Headwaters, Inc. (Æ)	3,900	18
Hecla Mining Co. (Æ)	1,200	8
Horsehead Holding Corp. (Æ)	1,402	16
Innophos Holdings, Inc.	1,459	36
Innospec, Inc.	300	3
John Bean Technologies Corp.	800	14
Kaiser Aluminum Corp.	300	12
Koppers Holdings, Inc.	676	19
Lawson Products, Inc.	400	6
Minerals Technologies, Inc.	44	2
Myers Industries, Inc.	1,064	9
NewMarket Corp.	986	103
Olin Corp.	3,031	51
OM Group, Inc. (Æ)	3,203	98
Omnova Solutions, Inc. (Æ)	3,900	26
PolyOne Corp. (Æ)	9,222	66
Rock-Tenn Co. Class A	991	45
RTI International Metals, Inc. (Æ)	200	4
Schweitzer-Mauduit International, Inc.	2,473	152
Sensient Technologies Corp.	4,054	103
ShengdaTech, Inc. (Æ)	900	6
Silgan Holdings, Inc.	750	40
Spartech Corp.	4,004	44
Stepan Co.	953	60
Stillwater Mining Co. (Æ)	6,968	66
Wausau Paper Corp.	490	5
Westmoreland Coal Co. (Æ)	1,200	8
Worthington Industries, Inc.	4,463	52
WR Grace & Co. (Æ)	2,378	54
		1,571

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.7%
AboveNet, Inc. (Æ)	100	5
Cogent Communications Group, Inc. (Æ)	2,661	23
General Communication, Inc. Class A (Æ)	8,106	49
Global Crossing, Ltd. (Æ)	3,345	38
iPCS, Inc. (Æ)	600	14
Knology, Inc. (Æ)	2,300	23
PAETEC Holding Corp. (Æ)	12,840	47
Premiere Global Services, Inc. (Æ)	8,770	66
RCN Corp. (Æ)	7,139	61
Shenandoah Telecommunications Co.	553	9
Syniverse Holdings, Inc. (Æ)	3,547	56
USA Mobility, Inc.	6,100	61
		452
Utilities - 2.8%
Avista Corp.	5,106	106
California Water Service Group	436	16
Central Vermont Public Service Corp.	181	4
Crosstex Energy, Inc.	1,882	9
El Paso Electric Co. (Æ)	2,307	46
Idacorp, Inc.	3,329	98
New Jersey Resources Corp.	1,197	42
Northwest Natural Gas Co.	2,100	90
NorthWestern Corp.	2,995	77
Pike Electric Corp. (Æ)	800	7
PNM Resources, Inc.	2,600	29
Portland General Electric Co.	501	10
South Jersey Industries, Inc.	980	35
Southwest Gas Corp.	4,188	110
Unisource Energy Corp.	3,373	101
		780
Total Common Stocks (cost $25,539)		26,861
Short-Term Investments - 1.0%
AIM Short Term Investment Treasury Portfolio	176	—	±
Federated Investors Prime Cash Obligations Fund	263,192	263
Total Short-Term Investments (cost $263)		263
Total Investments - 99.3% (identified cost $25,802)		27,124
Other Assets and Liabilities, Net - 0.7%		189
Net Assets - 100.0%		27,313

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	4	USD	232	12/10	(6)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6)

Presentation of Portfolio Holdings — November 30, 2009

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,864	$—	$—	$3,864
Consumer Staples	841	—	—	841
Energy	1,176	—	—	1,176
Financials	5,233	—	—	5,233
Health Care	3,331	—	—	3,331
Industrials	3,980	—	—	3,980
Information Technology	5,633	—	—	5,633
Materials	1,571	—	—	1,571
Telecommunication Services	452	—	—	452
Utilities	780	—	—	780
Short-Term Investments	263	—	—	263
Total Investments	$27,124	$—	$—	$27,124
Futures Contracts	(6)	—	—	(6)
Total Other Financial Instruments*	$(6)	$—	$—	$(6)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 12.7%
AutoNation, Inc. (Æ)(Û)	2,742	48
Bed Bath & Beyond, Inc. (Æ)	1,461	55
Big Lots, Inc. (Æ)	1,665	38
DISH Network Corp. Class A	1,751	36
Gap, Inc. (The) (Û)	3,060	65
Garmin, Ltd.	2,067	62
Kohl's Corp. (Æ)	449	24
Macy's, Inc. (Û)	4,269	70
NVR, Inc. (Æ)(Û)	35	24
Ross Stores, Inc.	1,113	49
Tempur-Pedic International, Inc. (Æ)(Û)	3,044	66
Time Warner, Inc.	1,628	50
		587
Consumer Staples - 4.5%
Coca-Cola Enterprises, Inc. (Û)	3,298	65
Del Monte Foods Co. (Û)	5,850	61
Procter & Gamble Co. (The) (Û)	865	54
Wal-Mart Stores, Inc.	502	27
		207
Energy - 7.9%
Chevron Corp. (Û)	292	23
Exxon Mobil Corp. (Û)	1,695	127
Noble Corp.	1,247	51
Occidental Petroleum Corp. (Û)	344	28
Oil States International, Inc. (Æ)	1,444	52
Transocean, Ltd. (Æ)(Û)	313	27
World Fuel Services Corp. (Û)	1,078	57
		365
Financials - 17.4%
Aflac, Inc.	1,154	53
Allied World Assurance Co. Holdings, Ltd.	1,478	71
American Express Co.	1,427	60
Annaly Capital Management, Inc. (ö)	2,002	37
Bank of America Corp. (Û)	3,151	50
Goldman Sachs Group, Inc. (The) (Û)	588	100
JPMorgan Chase & Co. (Û)	3,190	135
Morgan Stanley	1,510	48
PNC Financial Services Group, Inc.	858	49
Prosperity Bancshares, Inc.	1,051	42
US Bancorp	2,618	63
Wells Fargo & Co. (Û)	3,443	96
		804

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.9%
Amedisys, Inc. (Æ)	702	26
American Medical Systems Holdings, Inc. (Æ)(Û)	2,958	52
Coventry Health Care, Inc. (Æ)(Û)	2,667	60
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	3,149	69
Health Management Associates, Inc. Class A (Æ)(Û)	3,985	24
Johnson & Johnson (Û)	716	45
Kinetic Concepts, Inc. (Æ)	1,966	66
McKesson Corp.	1,218	76
Pfizer, Inc. (Û)	5,306	96
Thermo Fisher Scientific, Inc. (Æ)	584	28
Valeant Pharmaceuticals International (Æ)	1,670	55
		597
Industrials - 10.2%
Carlisle Cos., Inc.	1,171	37
Cooper Industries PLC	915	39
EMCOR Group, Inc. (Æ)(Û)	1,625	39
General Electric Co. (Û)	4,377	70
Hubbell, Inc. Class B (Û)	1,527	69
Illinois Tool Works, Inc.	1,437	70
Ingersoll-Rand PLC	2,086	74
Owens Corning (Æ)	999	24
Parker Hannifin Corp.	877	47
		469
Information Technology - 26.4%
Apple, Inc. (Æ)(Û)	292	58
Arris Group, Inc. (Æ)(Û)	5,201	52
Avnet, Inc. (Æ)	1,431	39
CA, Inc.	1,411	31
Cisco Systems, Inc. (Æ)(Û)	2,647	62
Computer Sciences Corp. (Æ)	981	54
EMC Corp. (Æ)(Û)	2,960	50
Fidelity National Information Services, Inc.	1,907	43
Google, Inc. Class A (Æ)	44	26
Harris Corp.	1,606	71
Hewlett-Packard Co.	1,772	87
Ingram Micro, Inc. Class A (Æ)(Û)	1,633	28
Intel Corp.	1,262	24
International Business Machines Corp.	1,090	138
Microsoft Corp. (Û)	3,123	92
Oracle Corp. (Û)	1,010	22
Skyworks Solutions, Inc. (Æ)(Û)	4,658	57
Tech Data Corp. (Æ)(Û)	1,389	58
Teradata Corp. (Æ)	1,723	50

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tessera Technologies, Inc. (Æ)(Û)	1,100	26
Texas Instruments, Inc. (Û)	1,685	43
Western Digital Corp. (Æ)(Û)	1,756	65
Wright Express Corp. (Æ)	1,495	44
		1,220
Materials - 1.2%
Ashland, Inc.	1,566	56
Telecommunication Services - 1.6%
AT&T, Inc. (Û)	2,698	73
Utilities - 2.9%
AES Corp. (The) (Æ)(Û)	5,262	67
Constellation Energy Group, Inc.	2,064	66
		133
Total Common Stocks (cost $3,879)		4,511
Short-Term Investments - 1.7%
AIM Short Term Investment Treasury Portfolio	100	— ±
Federated Investors Prime Cash Obligations Fund	79,031	79
Total Short-Term Investments (cost $79)		79
Total Investments - 99.4% (identified cost $3,958)		4,590
Securities Sold Short - (30.7%)
Consumer Discretionary - (2.9%)
Brunswick Corp.	(2,813)	(28)
Interactive Data Corp.	(1,425)	(36)
Nike, Inc. Class B	(360)	(23)
Sotheby's Class A	(2,474)	(48)
		(135)
Financials - (5.8%)
Fidelity National Financial, Inc. Class A	(3,239)	(45)
First Horizon National Corp. (Æ)	(3,940)	(53)
Glacier Bancorp, Inc.	(2,760)	(36)
Huntington Bancshares, Inc.	(6,269)	(24)
MBIA, Inc. (Æ)	(7,507)	(26)
St. Joe Co. (The) (Æ)	(1,316)	(33)
TFS Financial Corp.	(4,380)	(49)
		(266)

	Principal Amount ($) or Shares	Market Value $
Health Care - (5.4%)
HMS Holdings Corp. (Æ)	(1,008)	(45)
Masimo Corp. (Æ)	(2,069)	(55)
Meridian Bioscience, Inc.	(1,509)	(31)
Myriad Genetics, Inc. (Æ)	(1,096)	(25)
Salix Pharmaceuticals, Ltd. (Æ)	(2,008)	(46)
WellCare Health Plans, Inc. (Æ)	(1,460)	(48)
		(250)
Industrials - (3.8%)
Boeing Co. (The)	(472)	(25)
Kaydon Corp.	(1,423)	(51)
Manitowoc Co., Inc. (The)	(4,852)	(48)
USG Corp. (Æ)	(3,860)	(52)
		(176)
Information Technology - (9.2%)
athenahealth, Inc. (Æ)	(1,313)	(55)
Brocade Communications Systems, Inc. (Æ)	(6,916)	(49)
Ciena Corp. (Æ)	(4,100)	(50)
Electronic Arts, Inc. (Æ)	(1,708)	(29)
Formfactor, Inc. (Æ)	(2,050)	(35)
Itron, Inc. (Æ)	(819)	(50)
Lexmark International, Inc. Class A (Æ)	(2,082)	(52)
MEMC Electronic Materials, Inc. (Æ)	(1,864)	(22)
Rambus, Inc. (Æ)	(1,682)	(30)
Take-Two Interactive Software, Inc. (Æ)	(4,698)	(53)
		(425)
Materials - (0.7%)
Monsanto Co.	(388)	(31)
Telecommunication Services - (1.0%)
American Tower Corp. Class A (Æ)	(1,125)	(46)
Utilities - (1.9%)
Piedmont Natural Gas Co., Inc.	(2,116)	(50)
RRI Energy, Inc. (Æ)	(7,263)	(36)
		(86)
Total Securities Sold Short (proceeds $1,384)		(1,415)
Other Assets and Liabilities, Net - 31.3%		1,444
Net Assets - 100.0%		4,619

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$587	$—	$—	$587
Consumer Staples	207	—	—	207
Energy	365	—	—	365
Financials	804	—	—	804
Health Care	597	—	—	597
Industrials	469	—	—	469
Information Technology	1,220	—	—	1,220
Materials	56	—	—	56
Telecommunication Services	73	—	—	73
Utilities	133	—	—	133
Short-Term Investments	79	—	—	79
Total Investments	$4,590	$—	$—	$4,590
Securities Sold Short	$(1,415)	$—	$—	$(1,415)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 127.9%
Consumer Discretionary - 21.0%
Apollo Group, Inc. Class A (Æ)(Û)	1,527	87
AutoNation, Inc. (Æ)(Û)	4,388	77
Bed Bath & Beyond, Inc. (Æ)	869	33
Carter's, Inc. (Æ)(Û)	1,175	26
Cooper Tire & Rubber Co.	1,522	27
Corinthian Colleges, Inc. (Æ)	3,227	48
Dollar Tree, Inc. (Æ)(Û)	705	35
Gap, Inc. (The) (Û)	3,851	83
Garmin, Ltd. (Û)	2,050	61
Gymboree Corp. (Æ)(Û)	1,001	40
Jarden Corp.	1,100	30
Jones Apparel Group, Inc.	2,246	38
Kohl's Corp. (Æ)(Û)	722	38
Leggett & Platt, Inc.	2,593	51
Macy's, Inc. (Û)	4,184	68
Mattel, Inc.	2,409	47
Newell Rubbermaid, Inc. (Û)	5,778	84
NVR, Inc. (Æ)(Û)	125	84
Penske Auto Group, Inc. (Æ)(Û)	4,933	73
Ross Stores, Inc. (Û)	1,635	72
Scholastic Corp.	602	15
Starbucks Corp. (Æ)(Û)	4,341	95
Tempur-Pedic International, Inc. (Æ) (Û)	3,894	84
TRW Automotive HoldingsCorp. (Æ)(Û)	3,462	75
Tupperware Brands Corp. (Û)	1,530	71
WABCO Holdings, Inc.	1,117	26
		1,468
Consumer Staples - 6.0%
Archer-Daniels-Midland Co. (Û)	463	14
Coca-Cola Co. (The) (Û)	650	37
Coca-Cola Enterprises, Inc.	2,594	51
General Mills, Inc. (Û)	243	16
HJ Heinz Co.	232	10
Kimberly-Clark Corp.	1,575	104
PepsiCo, Inc. (Û)	268	17
Philip Morris International, Inc. (Û)	1,453	70
Procter & Gamble Co. (The) (Û)	739	46
Wal-Mart Stores, Inc. (Û)	1,038	57
		422
Energy - 12.6%
Cameron International Corp. (Æ)(Û)	2,166	82
Chevron Corp. (Û)	411	32
Exxon Mobil Corp. (Û)	2,497	188
Helix Energy Solutions Group, Inc. (Æ) (Û)	5,206	61
National Oilwell Varco, Inc.	2,179	94

	Principal Amount ($) or Shares	Market Value $
Noble Corp. (Û)	2,063	85
Occidental Petroleum Corp. (Û)	636	51
Oceaneering International, Inc. (Æ)	1,192	65
Oil States International, Inc. (Æ)	2,099	75
Schlumberger, Ltd.	871	56
World Fuel Services Corp. (Û)	1,698	90
		879
Financials - 19.1%
Aflac, Inc.	1,659	76
American Express Co. (Û)	2,757	115
Annaly Capital Management, Inc. (ö)(Û)	4,553	84
Bank of America Corp. (Û)	5,135	82
Bank of New York Mellon Corp. (The) (Û)	737	20
Capital One Financial Corp.	393	15
Cash America International, Inc. (Û)	1,016	33
Goldman Sachs Group, Inc. (The) (Û)	870	148
HRPT Properties Trust (ö)	1,839	11
JPMorgan Chase & Co. (Û)	4,426	188
Knight Capital Group, Inc. Class A (Æ) (Û)	3,468	51
M&T Bank Corp.	168	11
Morgan Stanley	987	31
PHH Corp. (Æ)	2,415	33
PNC Financial Services Group, Inc.	1,113	64
Principal Financial Group, Inc.	3,229	82
Prosperity Bancshares, Inc. (Û)	1,566	62
Prudential Financial, Inc.	1,609	80
Wells Fargo & Co. (Û)	5,430	152
		1,338
Health Care - 18.9%
Abbott Laboratories (Û)	1,175	64
Amedisys, Inc. (Æ)	538	20
American Medical Systems Holdings, Inc. (Æ)(Û)	2,654	47
Community Health Systems, Inc. (Æ)(Û)	2,566	78
Coventry Health Care, Inc. (Æ)(Û)	3,642	82
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	2,818	62
Forest Laboratories, Inc. (Æ)(Û)	2,578	79
Hospira, Inc. (Æ)(Û)	2,018	95
Johnson & Johnson (Û)	1,728	108
Kinetic Concepts, Inc. (Æ)(Û)	2,334	79
Life Technologies Corp. (Æ)(Û)	1,284	64
McKesson Corp.	224	14
Medco Health Solutions, Inc. (Æ)(Û)	1,783	112
Medtronic, Inc. (Û)	853	36
Pfizer, Inc. (Û)	10,567	192
Thermo Fisher Scientific, Inc. (Æ)(Û)	246	12

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Therapeutics Corp. (Æ)	526	24
UnitedHealth Group, Inc. (Û)	2,649	76
Valeant Pharmaceuticals International (Æ)	2,441	80
		1,324
Industrials - 14.9%
Briggs & Stratton Corp.	695	13
Carlisle Cos., Inc. (Û)	1,779	57
Cintas Corp.	741	21
Eaton Corp.	1,354	87
EMCOR Group, Inc. (Æ)(Û)	1,758	42
General Dynamics Corp. (Û)	279	18
General Electric Co. (Û)	12,922	207
Hubbell, Inc. Class B	1,299	59
Illinois Tool Works, Inc.	2,044	99
Ingersoll-Rand PLC	2,379	84
Manpower, Inc.	1,412	70
Middleby Corp. (Æ)(Û)	239	11
Oshkosh Corp. (Û)	2,104	84
Raytheon Co. (Û)	295	15
Ryder System, Inc.	1,096	44
Timken Co.	941	23
Toro Co. (Û)	356	14
United Parcel Service, Inc. (Û)	686	39
United Technologies Corp. (Û)	680	46
Watts Water Technologies, Inc.	462	14
		1,047
Information Technology - 26.3%
Apple, Inc. (Æ)(Û)	735	147
Broadridge Financial Solutions, Inc. (Û)	1,973	43
Cisco Systems, Inc. (Æ)(Û)	7,976	187
Computer Sciences Corp. (Æ)(Û)	1,076	60
EMC Corp./Massachusetts (Æ)(Û)	3,708	62
Fidelity National Information Services, Inc.	530	12
Global Payments, Inc.	1,313	67
Google, Inc. Class A (Æ)(Û)	63	37
Hewlett-Packard Co. (Û)	2,353	116
Ingram Micro, Inc. Class A (Æ)(Û)	2,187	37
Intel Corp. (Û)	2,844	55
International Business Machines Corp. (Û)	1,680	212
Microsoft Corp. (Û)	4,359	128
Oracle Corp. (Û)	6,214	137
Plantronics, Inc. (Û)	2,235	52
QLogic Corp. (Æ)(Û)	3,083	55
QUALCOMM, Inc. (Û)	449	20
Tech Data Corp. (Æ) Corp.(Æ)(Û)	1,814	76
Teradata Corp. (Æ)(Û)	3,021	89
Texas Instruments, Inc. (Û)	945	24
Western Digital Corp. (Æ)(Û)	2,293	85
Western Union Co. (The) (Û)	3,271	60

	Principal Amount ($) or Shares	Market Value $
Wright Express Corp. (Æ)(Û)	2,821	82
		1,843
Materials - 6.0%
Ashland, Inc. (Û)	1,748	63
Ball Corp. (Û)	1,594	79
Owens-Illinois, Inc. (Æ)(Û)	2,535	79
Pactiv Corp. (Æ)(Û)	3,178	77
Silgan Holdings, Inc. (Û)	392	21
Solutia, Inc. (Æ)(Û)	3,324	36
Walter Energy, Inc. (Û)	991	68
		423
Telecommunication Services - 1.2%
AT&T, Inc. (Û)	2,785	75
Verizon Communications, Inc. (Û)	304	10
		85
Utilities - 1.9%
AES Corp. (The) (Æ) (Û)	5,707	73
American Electric Power Co., Inc.	344	11
Constellation Energy Group, Inc.	1,527	48
		132
Total Common Stocks (cost $7,727)		8,961
Short-Term Investments - 1.7%
SSgA Prime Money Market Fund	117,785	118
Total Short-Term Investments (cost $118)		118
Total Investments - 129.6% (identified cost $7,845)		9,079
Securities Sold Short - (28.9%)
Consumer Discretionary - (3.8%)
BorgWarner, Inc.	(1,378)	(42)
Jack in the Box, Inc. (Æ)	(1,009)	(19)
Las Vegas Sands Corp. (Æ)	(2,287)	(35)
O'Reilly Automotive, Inc. (Æ)	(1,501)	(58)
Orient-Express Hotels, Ltd. Class A (Æ)	(1,669)	(14)
Regal Entertainment Group Class A	(2,098)	(29)
Sotheby's Class A	(1,512)	(29)
Wynn Resorts, Ltd. Class T (Æ)	(569)	(37)
		(263)
Energy - (3.8%)
Bill Barrett Corp. (Æ)	(804)	(23)
CNX Gas Corp. (Æ)	(486)	(13)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — November 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Exterran Holdings, Inc. (Æ)	(2,587)	(54)
Massey Energy Co.	(2,027)	(76)
Penn Virginia Corp.	(2,587)	(47)
Plains Exploration & Production Co. (Æ)	(2,069)	(56)
		(269)
Financials - (3.1%)
American Campus Communities, Inc. (ö)	(2,246)	(61)
Cincinnati Financial Corp.	(1,107)	(28)
Post Properties, Inc. (ö)	(3,405)	(63)
St. Joe Co. (The) (Æ)	(2,217)	(55)
Stifel Financial Corp. (Æ)	(153)	(8)
		(215)
Health Care - (4.7%)
Brookdale Senior Living, Inc. (Æ)	(2,965)	(46)
Cepheid, Inc. (Æ)	(3,190)	(39)
Dendreon Corp. (Æ)	(1,491)	(41)
Health Net, Inc. (Æ)	(3,358)	(71)
Illumina, Inc. (Æ)	(1,071)	(31)
Masimo Corp. (Æ)	(968)	(26)
Meridian Bioscience, Inc.	(1,861)	(39)
Wright Medical Group, Inc. (Æ)	(2,120)	(38)
		(331)
Industrials - (5.8%)
AGCO Corp. (Æ)	(2,005)	(61)
AMR Corp. (Æ)	(7,564)	(46)
Clean Harbors, Inc. (Æ)	(457)	(24)
Continental Airlines, Inc. Class B (Æ)	(3,345)	(48)
Corporate Executive Board Co. (The)	(1,832)	(38)
Curtiss-Wright Corp.	(500)	(14)
Hexcel Corp. (Æ)	(3,837)	(40)
II-VI, Inc. (Æ)	(371)	(11)
Kaydon Corp.	(1,731)	(62)
Louisiana-Pacific Corp. (Æ)	(2,037)	(13)
Trinity Industries, Inc.	(2,627)	(50)
		(407)
Information Technology - (2.3%)
Brocade Communications Systems, Inc. (Æ)	(7,206)	(51)
Ciena Corp. (Æ)	(3,204)	(39)
Paychex, Inc.	(590)	(18)
Take-Two Interactive Software, Inc. (Æ)	(4,746)	(53)
		(161)

	Principal Amount ($) or Shares	Market Value $
Materials - (2.3%)
Calgon Carbon Corp. (Æ)	(1,027)	(14)
Carpenter Technology Corp.	(2,586)	(60)
Olin Corp.	(2,367)	(40)
Royal Gold, Inc.	(928)	(50)
		(164)
Telecommunication Services - (1.0%)
Leap Wireless International, Inc. Class W (Æ)	(609)	(9)
MetroPCS Communications, Inc. (Æ)	(9,963)	(63)
		(72)
Utilities - (2.1%)
Calpine Corp. (Æ)	(4,562)	(51)
EQT Corp.	(1,126)	(46)
Piedmont Natural Gas Co., Inc.	(537)	(13)
RRI Energy, Inc. (Æ)	(7,450)	(36)
		(146)
Total Securities Sold Short (proceeds $2,084)		(2,028)
Other Assets and Liabilities, Net - (0.7%)		(48)
Net Assets - 100.0%		7,003

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Portfolio Holdings — November 30, 2009 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,468	$—	$—	$1,468
Consumer Staples	422	—	—	422
Energy	879	—	—	879
Financials	1,338	—	—	1,338
Health Care	1,324	—	—	1,324
Industrials	1,047	—	—	1,047
Information Technology	1,843	—	—	1,843
Materials	423	—	—	423
Telecommunication Services	85	—	—	85
Utilities	132	—	—	132
Short-Term Investments	118	—	—	118
Total Investments	$9,079	$—	$—	$9,079
Securities Sold Short	$(2,028)	$—	$—	$(2,028)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2009 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Û)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Report — November 30, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of November 30, 2009 . This Quarterly Report reports on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels of inputs used in valuing the Funds' investments for the period ended November 30, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Directional Core Equity	Enhanced Small Cap	Core Edge Equity
Cost of Investments for Tax Purposes	$87,842,193	$12,649,400	$67,545,700	$140,870,189	$4,017,897	$26,030,109	$8,170,800
Gross Tax Unrealized Appreciation	12,104,966	1,512,980	16,844,737	82,764,988	612,855	3,141,261	1,011,532
Gross Tax Unrealized Depreciation	(1,464,649)	(403,896)	(4,793,480)	(83,378,705)	(40,468)	(2,046,900)	(102,833)
Net Tax Unrealized Appreciation (Depreciation)	$10,640,317	$1,109,084	$12,051,257	$(613,717)	$572,387	$1,094,361	$908,699

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

The total amount of all open Derivatives contracts at the period end is indicative of the volume of this Derivative type.

The fair values of the Funds Derivative Instruments categorized by risk exposure for the period ended November 30, 2009 were as follows:

(Amounts in thousands)

	Disciplined Equity Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Assets
Unrealized appreciation on futures contracts	$—	$139	$—
Liabilities
Unrealized depreciation on futures contracts	$1	$—	$6

The Small Cap, Tuckerman Active REIT, Directional Core Equity and Core Edge Equity Funds had no derivative instruments for the period ended November 30, 2009.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of November 30, 2009 , the Enhanced Small Cap Fund had a $16,000 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund and the Core Edge Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Funds will engage in short sales only where SSgA Funds Management, Inc. (the "Advisor") believes the value of the security will decline between the date of the sale and

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2009 (Unaudited)

the date the Fund is required to return the borrowed security. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Funds potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Funds may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES	$122,033	Pool of US Government and Foreign Government Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2009, $117,785 of the Central Fund's net assets represents investments by these Funds, and $183,020,272 represents the investments of other Investment Company funds not presented herein.

Notes to Quarterly Report

SSgA
Equity Funds

Shareholder Requests for Additional Information — November 30, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

DEQR-11/09

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  January 29, 2010

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 29, 2010